UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21638

JPMorgan Institutional Trust

(Exact name of registrant as specified in charter)

245 Park Avenue

New York, New York 10167

(Address of principal executive offices) (Zip code)

John Fitzgerald

245 Park Avenue

New York, New York 10167

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (800) 343-1113

Date of fiscal year end: Last day of February

Date of reporting period: May 31, 2008

ITEM 1. SCHEDULE OF INVESTMENTS.

JPMorgan Institutional Trust

Schedule of Portfolio Investments as of May 31, 2008

(Unaudited)

THE “UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS” LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.  The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.

JPMorgan Distribution Services, Inc.

© J.P. Morgan Chase & Co., 2006.

JPMorgan Core Bond Trust

Schedule of Portfolio Investments
As of May 31, 2008 (Unaudited)
(Amounts in thousands)

Principal Amount ($)		Security Description	Value ($)

		Long-Term Investments — 97.6%
		Asset-Backed Securities — 1.9%
1,326		American Express Credit Account Master Trust, Series 2004-3, Class A, 4.35%, 12/15/11	1,335
		AmeriCredit Automobile Receivables Trust,
4,417		Series 2006-BG, Class A3, 5.21%, 10/06/11	4,378
5,065		Series 2006-BG, Class A4, 5.21%, 09/06/13 (i)	4,662
550		Series 2008-AF, Class A4, 6.96%, 10/14/14	547
1,355		Bear Stearns Asset Backed Securities Trust, Series 2006-SD1, Class A, FRN, 2.76%, 04/25/36 (i) (y)	1,082
		Capital One Auto Finance Trust,
3,255		Series 2007-B, Class A3A, 5.03%, 04/15/12	3,170
1,200		Series 2007-C, Class A2B, FRN, 2.93%, 05/15/10	1,181
1,360		Capital One Prime Auto Receivables Trust, Series 2007-2, Class A2, 5.05%, 03/15/10	1,367
		Citibank Credit Card Issuance Trust,
3,290		Series 2002-C2, Class C2, 6.95%, 02/18/14	3,216
1,841		Series 2005-B1, Class B1, 4.40%, 09/15/10	1,845
800		Series 2007-A3, Class A3, 6.15%, 06/15/39	770
700		CNH Equipment Trust, Series 2008-B, Class A4A, 5.60%, 11/17/14	696
1,150		Countrywide Asset-Backed Certificates, Series 2004-6, Class M1, FRN, 2.99%, 10/25/34 (i)	1,011
1,075		Credit-Based Asset Servicing and Securitization LLC, Series 2006-CB1, Class AF2, SUB, 5.24%, 01/25/36	1,032
300		First Franklin Mortgage Loan Asset Backed Certificates, Series 2006-FF17, Class A4, FRN, 2.49%, 12/25/36	247
		Ford Credit Auto Owner Trust,
2,500		Series 2006-B, Class A4, 5.25%, 09/15/11	2,524
1,400		Series 2007-B, Class A3A, 5.15%, 11/15/11	1,414
652		GE Capital Mortgage Services, Inc., Series 1999-HE1, Class M, VAR, 6.71%, 04/25/29 (i)	592
1,149		Household Automotive Trust, Series 2005-1, Class A4, 4.35%, 06/18/12	1,137
6,440		Household Credit Card Master Note Trust I, Series 2006-1, Class A, 5.10%, 06/15/12	6,477
400		Indymac Residential Asset Backed Trust, Series 2006-A, Class A3, FRN, 2.59%, 03/25/36	351
650		Long Beach Mortgage Loan Trust, Series 2006-8, Class 2A2, FRN, 2.48%, 09/25/36	575
624		MASTR Asset Backed Securities Trust, Series 2006-HE3, Class A1, FRN, 2.43%, 08/25/36	603
		MBNA Credit Card Master Note Trust,
2,074		Series 2002-C1, Class C1, 6.80%, 07/15/14	2,025
866		Series 2003-C1, Class C1, FRN, 4.21%, 06/15/12	846
1,507		MBNA Master Credit Card Trust, Series 1999-J, Class C, 7.85%, 02/15/12 (e)	1,535
1,000		New Century Home Equity Loan Trust, Series 2003-5, Class AI6, SUB, 5.50%, 11/25/33	796
300		Renaissance Home Equity Loan Trust, Series 2007-2, Class AF2, SUB, 5.68%, 06/25/37	282
884		Structured Asset Securities Corp., Series 2002-23XS, Class A7, SUB, 6.08%, 11/25/32	717
654		Wachovia Auto Owner Trust, Series 2006-A, Class A3, 5.35%, 02/22/11	659
1,461		WFS Financial Owner Trust, Series 2005-1, Class A4, 3.87%, 08/17/12	1,462

		Total Asset Backed Securities (Cost $50,035)	48,534

		Collateralized Mortgage Obligations — 51.6%
		Agency CMO — 36.3%
3,105		Federal Home Loan Bank System, Series 2000, Class Y, 5.27%, 12/28/12	3,098
		Federal Home Loan Mortgage Corp. REMICS,
97		Series 11, Class D, 9.50%, 07/15/19	102
29		Series 22, Class C, 9.50%, 04/15/20	31
45		Series 23, Class F, 9.60%, 04/15/20	48
1		Series 41, Class I, HB, 84.00%, 05/15/20	2
5		Series 47, Class F, 10.00%, 06/15/20	6
18		Series 99, Class Z, 9.50%, 01/15/21	19
—	(h)	Series 204, Class E, HB, IF, 1380.12%, 05/15/23	1
—	(h)	Series 1045, Class G, HB, 1065.60%, 02/15/21	1
17		Series 1065, Class J, 9.00%, 04/15/21	18
6		Series 1079, Class S, HB, IF, 25.29%, 05/15/21	8
27		Series 1084, Class F, FRN, 3.51%, 05/15/21	27
19		Series 1084, Class S, HB, IF, 33.69%, 05/15/21	29
31		Series 1116, Class I, 5.50%, 08/15/21	31
29		Series 1144, Class KB, 8.50%, 09/15/21	29
—	(h)	Series 1172, Class L, HB, VAR, 1182.96%, 11/15/21	4
1		Series 1196, Class B, HB, IF, 860.40%, 01/15/22	21
217		Series 1212, Class IZ, 8.00%, 02/15/22	223
50		Series 1250, Class J, 7.00%, 05/15/22	52
64		Series 1343, Class LA, 8.00%, 08/15/22	70
81		Series 1343, Class LB, 7.50%, 08/15/22	81
140		Series 1370, Class JA, FRN, 3.71%, 09/15/22	140
141		Series 1455, Class WB, IF, 3.39%, 12/15/22	125
658		Series 1466, Class PZ, 7.50%, 02/15/23	710
12		Series 1470, Class F, FRN, 4.28%, 02/15/23	11
800		Series 1498, Class I, FRN 3.71%, 04/15/23	801
999		Series 1502, Class PX, 7.00%, 04/15/23	1,041
134		Series 1505, Class Q, 7.00%, 05/15/23	140
324		Series 1518, Class G, IF, 7.26%, 05/15/23	316
113		Series 1541, Class M, IF, 14.60%, 07/15/23	136
309		Series 1541, Class O, FRN, 3.13%, 07/15/23	301
2		Series 1544, Class J, IF, 11.65%, 07/15/08	2
235		Series 1558, Class D, 6.50%, 07/15/23	241
6		Series 1561, Class TA, PO, 08/15/08	6
29		Series 1570, Class F, FRN, 4.78%, 08/15/23	28
1,052		Series 1573, Class PZ, 7.00%, 09/15/23	1,086
6		Series 1575, Class FB, FRN, 4.06%, 08/15/08	6
2		Series 1575, Class SB, IF, 11.81%, 08/15/08	2
669		Series 1591, Class PV, 6.25%, 10/15/23	698
76		Series 1595, Class D, 7.00%, 10/15/13	79
237		Series 1596, Class D, 6.50%, 10/15/13	244
27		Series 1602, Class SA, IF, 14.42%, 10/15/23	30
15		Series 1604, Class SA, IF, 9.43%, 11/15/08	15
26		Series 1606, Class SC, IF, 13.11%, 11/15/08	27
45		Series 1607, Class SA, IF, 13.08%, 10/15/13	50
2,826		Series 1608, Class L, 6.50%, 09/15/23	2,971
1,019		Series 1609, Class LG, IF, 11.78%, 11/15/23	1,064
247		Series 1611, Class JA, FRN, 3.37%, 08/15/23	247
235		Series 1611, Class JB, IF, 14.49%, 08/15/23	247
32		Series 1612, Class SD, IF, 9.64%, 11/15/08	33
30		Series 1625, Class SD, IF, 8.50%, 12/15/08	30
856		Series 1638, Class H, 6.50%, 12/15/23	909
1,259		Series 1642, Class PJ, 6.00%, 11/15/23	1,301
8		Series 1659, Class SB, IF, 8.50%, 01/15/09	8
14		Series 1671, Class QC, IF, 10.00%, 02/15/24	18

JPMorgan Core Bond Trust

Schedule of Portfolio Investments
As of May 31, 2008 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

70	Series 1685, Class Z, 6.00%, 11/15/23	70
18	Series 1686, Class SH, IF, 13.47%, 02/15/24	19
7	Series 1689, Class SD, IF, 10.85%, 10/15/23	7
377	Series 1695, Class EB, 7.00%, 03/15/24	402
68	Series 1698, Class SC, IF, 11.09%, 03/15/09	69
84	Series 1699, Class FC, FRN, 3.16%, 03/15/24	84
357	Series 1700, Class GA, PO, 02/15/24	306
943	Series 1706, Class K, 7.00%, 03/15/24	998
39	Series 1709, Class FA, FRN, 2.82%, 03/15/24	38
83	Series 1745, Class D, 7.50%, 08/15/24	88
2,274	Series 1760, Class ZD, FRN, 3.17%, 02/15/24	2,221
1,017	Series 1798, Class F, 5.00%, 05/15/23	1,016
21	Series 1807, Class A, 6.00%, 11/15/08	22
15	Series 1807, Class G, 9.00%, 10/15/20	16
296	Series 1829, Class ZB, 6.50%, 03/15/26	311
47	Series 1844, Class E, 6.50%, 10/15/13	48
303	Series 1863, Class Z, 6.50%, 07/15/26	316
39	Series 1865, Class D, PO, 02/15/24	21
178	Series 1890, Class H, 7.50%, 09/15/26	190
492	Series 1899, Class ZE, 8.00%, 09/15/26	530
8	Series 1900, Class T, PO, 08/15/08	8
28	Series 1935, Class FL, FRN, 3.26%, 02/15/27	28
396	Series 1963, Class Z, 7.50%, 01/15/27	410
21	Series 1967, Class PC, PO, 10/15/08	21
60	Series 1970, Class PG, 7.25%, 07/15/27	59
596	Series 1981, Class Z, 6.00%, 05/15/27	614
256	Series 1987, Class PE, 7.50%, 09/15/27	260
6	Series 2017, Class SE, IF, 12.21%, 12/15/08	6
576	Series 2019, Class Z, 6.50%, 12/15/27	604
319	Series 2025, Class PE, 6.30%, 01/15/13	326
212	Series 2033, Class SN, IF, IO, 16.70%, 03/15/24	106
572	Series 2038, Class PN, IO, 7.00%, 03/15/28	143
1,036	Series 2040, Class PE, 7.50%, 03/15/28	1,075
231	Series 2043, Class CJ, 6.50%, 04/15/28	242
782	Series 2054, Class PV, 7.50%, 05/15/28	832
465	Series 2055, Class OE, 6.50%, 05/15/13	480
1,856	Series 2075, Class PH, 6.50%, 08/15/28	1,946
1,790	Series 2075, Class PM, 6.25%, 08/15/28	1,868
1,064	Series 2086, Class GB, 6.00%, 09/15/28	1,100
689	Series 2089, Class PJ, IO, 7.00%, 10/15/28	174
3,293	Series 2095, Class PE, 6.00%, 11/15/28	3,410
159	Series 2097, Class PV, 6.00%, 09/15/09	159
1,154	Series 2102, Class TC, 6.00%, 12/15/13	1,190
752	Series 2102, Class TU, 6.00%, 12/15/13	776
2,919	Series 2115, Class PE, 6.00%, 01/15/14	3,008
1,079	Series 2125, Class JZ, 6.00%, 02/15/29	1,115
192	Series 2132, Class SB, IF, 18.30%, 03/15/29	223
149	Series 2134, Class PI, IO, 6.50%, 03/15/19	30
78	Series 2135, Class UK, IO, 6.50%, 03/15/14	9
95	Series 2141, Class IO, IO, 7.00%, 04/15/29	23
37	Series 2143, Class CD, 6.00%, 02/15/28	37
200	Series 2163, Class PC, IO, 7.50%, 06/15/29	49
1,507	Series 2169, Class TB, 7.00%, 06/15/29	1,603
942	Series 2172, Class QC, 7.00%, 07/15/29	1,002
1,179	Series 2176, Class OJ, 7.00%, 08/15/29	1,235
156	Series 2189, Class SA, IF, 12.97%, 02/15/28	164
573	Series 2201, Class C, 8.00%, 11/15/29	604
451	Series 2209, Class TC, 8.00%, 01/15/30	473
672	Series 2210, Class Z, 8.00%, 01/15/30	709
196	Series 2224, Class CB, 8.00%, 03/15/30	204
543	Series 2230, Class Z, 8.00%, 04/15/30	584
420	Series 2234, Class PZ, 7.50%, 05/15/30	446
318	Series 2247, Class Z, 7.50%, 08/15/30	337
457	Series 2256, Class MC, 7.25%, 09/15/30	476
995	Series 2259, Class ZM, 7.00%, 10/15/30	1,034
36	Series 2261, Class ZY, 7.50%, 10/15/30	37
121	Series 2262, Class Z, 7.50%, 10/15/30	125
973	Series 2271, Class PC, 7.25%, 12/15/30	999
1,555	Series 2283, Class K, 6.50%, 12/15/23	1,653
627	Series 2296, Class PD, 7.00%, 03/15/31	660
185	Series 2306, Class K, PO, 05/15/24	149
436	Series 2306, Class SE, IF, IO, 6.93%, 05/15/24	84
644	Series 2313, Class LA, 6.50%, 05/15/31	676
265	Series 2323, Class VO, 6.00%, 10/15/22	269
1,218	Series 2325, Class PM, 7.00%, 06/15/31	1,305
3,325	Series 2344, Class QG, 6.00%, 08/15/16	3,443
7,418	Series 2344, Class ZD, 6.50%, 08/15/31	7,734
623	Series 2344, Class ZJ, 6.50%, 08/15/31	651
660	Series 2345, Class NE, 6.50%, 08/15/31	689
873	Series 2345, Class PQ, 6.50%, 08/15/16	914
816	Series 2351, Class PZ, 6.50%, 08/15/31	854
7,363	Series 2353, Class AZ, 6.00%, 09/15/31	7,650
1,207	Series 2353, Class TD, 6.00%, 09/15/16	1,255
972	Series 2355, Class BP, 6.00%, 09/15/16	1,007
562	Series 2359, Class PM, 6.00%, 09/15/16	582
1,388	Series 2359, Class ZB, 8.50%, 06/15/31	1,529
1,832	Series 2360, Class PG, 6.00%, 09/15/16	1,895
398	Series 2362, Class PD, 6.50%, 06/15/20	401
463	Series 2363, Class PF, 6.00%, 09/15/16	479
818	Series 2366, Class MD, 6.00%, 10/15/16	829
1,205	Series 2367, Class ME, 6.50%, 10/15/31	1,253
3,209	Series 2391, Class QR, 5.50%, 12/15/16	3,278
650	Series 2391, Class VQ, 6.00%, 10/15/12	669
849	Series 2392, Class PV, 6.00%, 12/15/20	860
1,121	Series 2394, Class MC, 6.00%, 12/15/16	1,162
1,557	Series 2399, Class OH, 6.50%, 01/15/32	1,627
2,434	Series 2399, Class TH, 6.50%, 01/15/32	2,538
2,220	Series 2410, Class NG, 6.50%, 02/15/32	2,315
643	Series 2410, Class OE, 6.38%, 02/15/32	664
1,730	Series 2410, Class QS, IF, 12.96%, 02/15/32	1,771
569	Series 2410, Class QX, IF, IO, 6.14%, 02/15/32	77
232	Series 2412, Class SE, IF, 11.19%, 02/15/09	234
1,366	Series 2412, Class SP, IF, 11.07%, 02/15/32	1,379
3,087	Series 2420, Class XK, 6.50%, 02/15/32	3,226
1,205	Series 2423, Class MC, 7.00%, 03/15/32	1,266
1,302	Series 2423, Class MT, 7.00%, 03/15/32	1,368
996	Series 2425, Class OB, 6.00%, 03/15/17	1,032
2,260	Series 2430, Class WF, 6.50%, 03/15/32	2,369
1,870	Series 2434, Class TC, 7.00%, 04/15/32	1,964
565	Series 2435, Class CJ, 6.50%, 04/15/32	590
1,884	Series 2435, Class VH, 6.00%, 07/15/19	1,947
1,627	Series 2436, Class MC, 7.00%, 04/15/32	1,724
1,132	Series 2444, Class ES, IF, IO, 5.44%, 03/15/32	99
698	Series 2450, Class GZ, 7.00%, 05/15/32	731
905	Series 2450, Class SW, IF, IO, 5.49%, 03/15/32	80
309	Series 2454, Class BG, 6.50%, 08/15/31	313
3,791	Series 2455, Class GK, 6.50%, 05/15/32	3,978
810	Series 2458, Class QE, 5.50%, 06/15/17	828
2,685	Series 2460, Class VZ, 6.00%, 11/15/29	2,757
1,815	Series 2462, Class JG, 6.50%, 06/15/32	1,903
1,921	Series 2466, Class PG, 6.50%, 04/15/32	1,995
942	Series 2466, Class PH, 6.50%, 06/15/32	984
1,852	Series 2474, Class NR, 6.50%, 07/15/32	1,933
467	Series 2480, Class PV, 6.00%, 07/15/11	479
1,979	Series 2484, Class LZ, 6.50%, 07/15/32	2,068

JPMorgan Core Bond Trust

Schedule of Portfolio Investments
As of May 31, 2008 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

685	Series 2498, Class UD, 5.50%, 06/15/16	693
2,260	Series 2500, Class MC, 6.00%, 09/15/32	2,302
47	Series 2500, Class TD, 5.50%, 02/15/16	47
375	Series 2503, Class BH, 5.50%, 09/15/17	383
1,846	Series 2508, Class AQ, 5.50%, 10/15/17	1,885
1,130	Series 2512, Class PG, 5.50%, 10/15/22	1,138
888	Series 2513, Class TG, 6.00%, 02/15/32	912
1,589	Series 2513, Class YO, PO, 02/15/32	1,381
3,493	Series 2515, Class DE, 4.00%, 03/15/32	3,353
1,268	Series 2518, Class PX, 5.50%, 09/15/13	1,296
352	Series 2519, Class BT, 8.50%, 09/15/31	380
344	Series 2521, Class PU, 5.50%, 05/15/10	349
1,716	Series 2527, Class VU, 5.50%, 10/15/13	1,749
1,695	Series 2535, Class BK, 5.50%, 12/15/22	1,722
2,260	Series 2537, Class TE, 5.50%, 12/15/17	2,298
827	Series 2541, Class GX, 5.50%, 02/15/17	840
1,884	Series 2543, Class YX, 6.00%, 12/15/32	1,924
2,449	Series 2544, Class HC, 6.00%, 12/15/32	2,515
2,532	Series 2552, Class ME, 6.00%, 01/15/33	2,598
1,335	Series 2565, Class MB, 6.00%, 05/15/30	1,365
1,281	Series 2567, Class QD, 6.00%, 02/15/33	1,308
434	Series 2571, Class SK, IF, 23.66%, 09/15/23	589
3,767	Series 2575, Class ME, 6.00%, 02/15/33	3,830
1,699	Series 2586, Class WI, IO, 6.50%, 03/15/33	384
2,000	Series 2587, Class WX, 5.00%, 03/15/18	1,989
1,380	Series 2594, Class VA, 6.00%, 03/15/14	1,413
2,897	Series 2594, Class VP, 6.00%, 02/15/14	2,954
3,540	Series 2594, Class VQ, 6.00%, 08/15/20	3,659
1,380	Series 2596, Class QG, 6.00%, 03/15/33	1,409
4,764	Series 2597, Class DS, IF, IO, 5.04%, 02/15/33	419
6,155	Series 2599, Class DS, IF, IO, 4.49%, 02/15/33	471
7,880	Series 2610, Class DS, IF, IO, 4.59%, 03/15/33	684
7,917	Series 2611, Class SH, IF, IO, 5.14%, 10/15/21	752
1,130	Series 2611, Class UH, 4.50%, 05/15/18	1,093
4,877	Series 2617, Class AK, 4.50%, 05/15/18	4,687
1,697	Series 2617, Class GR, 4.50%, 05/15/18	1,646
296	Series 2619, Class HR, 3.50%, 11/15/31	283
1,208	Series 2619, Class IM, IO, 5.00%, 10/15/21	154
535	Series 2624, Class IU, IO, 5.00%, 06/15/33	172
7,747	Series 2626, Class NS, IF, IO, 4.04%, 06/15/23	804
856	Series 2628, Class WA, 4.00%, 07/15/28	843
2,436	Series 2630, Class KN, 2.50%, 04/15/13	2,428
2,260	Series 2631, Class LC, 4.50%, 06/15/18	2,197
1,447	Series 2636, Class Z, 4.50%, 06/15/18	1,396
2,195	Series 2637, Class SA, IF, IO, 3.59%, 06/15/18	131
169	Series 2638, Class DS, IF, 6.09%, 07/15/23	145
2,702	Series 2638, Class SA, IF, IO, 4.59%, 11/15/16	182
829	Series 2640, Class UG, IO, 5.00%, 01/15/32	218
707	Series 2640, Class UR, IO, 4.50%, 08/15/17	54
583	Series 2643, Class HI, IO, 4.50%, 12/15/16	44
1,936	Series 2650, Class PO, PO, 12/15/32	1,559
6,486	Series 2650, Class SO, PO, 12/15/32	5,197
2,459	Series 2651, Class VZ, 4.50%, 07/15/18	2,371
1,346	Series 2656, Class SH, IF, 14.06%, 02/15/25	1,460
568	Series 2663, Class EO, PO, 08/15/33	301
3,168	Series 2668, Class SB, IF, 4.96%, 10/15/15	3,019
1,884	Series 2672, Class ME, 5.00%, 11/15/22	1,882
617	Series 2672, Class SJ, IF, 4.92%, 09/15/16	576
5,760	Series 2675, Class CK, 4.00%, 09/15/18	5,405
2,430	Series 2682, Class YS, IF, 4.76%, 10/15/33	1,650
262	Series 2683, Class VA, 5.50%, 02/15/21	267
16,500	Series 2684, Class PO, PO, 01/15/33	11,437
3,014	Series 2684, Class TO, PO, 10/15/33	1,421
1,298	Series 2686, Class GB, 5.00%, 05/15/20	1,314
3,072	Series 2686, Class NS, IF, IO, 5.09%, 10/15/21	294
1,538	Series 2691, Class ME, 4.50%, 04/15/32	1,494
1,807	Series 2691, Class WS, IF, 5.23%, 10/15/33	1,111
1,742	Series 2695, Class DE, 4.00%, 01/15/17	1,708
1,199	Series 2695, Class DG, 4.00%, 10/15/18	1,127
608	Series 2696, Class CO, PO, 10/15/18	466
1,205	Series 2702, Class PC, 5.00%, 01/15/23	1,205
1,217	Series 2705, Class SC, IF, 5.23%, 11/15/33	824
2,298	Series 2705, Class SD, IF, 5.77%, 11/15/33	1,718
1,712	Series 2715, Class OG, 5.00%, 01/15/23	1,693
3,014	Series 2716, Class UN, 4.50%, 12/15/23	2,849
1,607	Series 2720, Class PC, 5.00%, 12/15/23	1,603
1,051	Series 2721, Class PI, IO, 5.00%, 05/15/16	16
7,722	Series 2727, Class BS, IF, 5.30%, 01/15/34	4,490
269	Series 2727, Class PO, PO, 01/15/34	132
51	Series 2733, Class GF, FRN, 0.00%, 09/15/33	39
844	Series 2739, Class S, IF, 6.97%, 01/15/34	562
1,020	Series 2744, Class FE, FRN, 0.00%, 02/15/34	618
244	Series 2744, Class PC, 5.50%, 01/15/31	245
1,705	Series 2744, Class PE, 5.50%, 02/15/34	1,739
3,332	Series 2744, Class TU, 5.50%, 05/15/32	3,359
348	Series 2749, Class PK, IO, 5.00%, 09/15/22	2
2,445	Series 2751, Class BA, 4.00%, 10/15/18	2,287
789	Series 2753, Class S, IF, 6.97%, 02/15/34	527
4,089	Series 2755, Class PA, PO, 02/15/29	3,548
2,451	Series 2755, Class SA, IF, 9.17%, 05/15/30	2,422
1,519	Series 2762, Class LO, PO, 03/15/34	831
838	Series 2766, Class SX, IF, 8.02%, 03/15/34	599
705	Series 2769, Class PO, PO, 03/15/34	335
455	Series 2771, Class FG, FRN, 0.00%, 03/15/34	267
2,180	Series 2776, Class SK, IF, 5.30%, 04/15/34	1,435
1,506	Series 2777, Class OM, PO, 12/15/32	935
707	Series 2778, Class BS, IF, 9.46%, 04/15/34	538
8,325	Series 2778, Class US, IF, IO, 4.69%, 06/15/33	625
854	Series 2780, Class JG, 4.50%, 04/15/19	824
1,284	Series 2783, Class AT, 4.00%, 04/15/19	1,174
1,737	Series 2809, Class UB, 4.00%, 09/15/17	1,703
5,515	Series 2809, Class UC, 4.00%, 06/15/19	5,126
255	Series 2827, Class SQ, IF, 7.50%, 01/15/19	254
2,835	Series 2827, Class XO, PO, 01/15/23	2,146
744	Series 2838, Class FQ, FRN, 2.96%, 08/15/34	710
2,491	Series 2840, Class JO, PO, 06/15/23	1,880
64	Series 2841, Class GO, PO, 08/15/34	53
1,250	Series 2841, Class YA, 5.50%, 07/15/27	1,272
932	Series 2846, Class PO, PO, 08/15/34	568
607	Series 2849, Class PO, PO, 08/15/34	375
1,556	Series 2870, Class KC, 4.25%, 05/15/18	1,549
3,000	Series 2872, Class JE, 4.50%, 02/15/18	2,983
152	Series 2888, Class SL, IF, 7.37%, 11/15/34	127
1,148	Series 2890, Class DO, PO, 11/15/34	637
325	Series 2949, Class GU, IF, 18.40%, 03/15/35	261
314	Series 2958, Class KB, 5.50%, 04/15/35	316
856	Series 2958, Class QD, 4.50%, 04/15/20	829
3,425	Series 2965, Class GD, 4.50%, 04/15/20	3,301
8,562	Series 2971, Class GB, 5.00%, 11/15/16	8,723
856	Series 2971, Class GC, 5.00%, 07/15/18	866
942	Series 2975, Class KO, PO, 05/15/35	519
1,174	Series 2989, Class PO, PO, 06/15/23	893
4,281	Series 3004, Class EK, 5.50%, 07/15/35	4,081
476	Series 3014, Class OD, PO, 08/15/35	294
582	Series 3044, Class VO, PO, 10/15/35	360

JPMorgan Core Bond Trust

Schedule of Portfolio Investments
As of May 31, 2008 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)		Security Description	Value ($)

6,452		Series 3047, Class OB, 5.50%, 12/15/33	6,592
944		Series 3047, Class OD, 5.50%, 10/15/35	929
3,095		Series 3064, Class MC, 5.50%, 11/15/35	2,961
2,141		Series 3064, Class OB, 5.50%, 07/15/29	2,184
1,169		Series 3068, Class AO, PO, 01/15/35	970
2,705		Series 3068, Class QB, 4.50%, 06/15/20	2,642
2,141		Series 3074, Class BH, 5.00%, 11/15/35	2,062
4,115		Series 3100, Class MA, VAR, 7.67%, 12/15/35	3,655
429		Series 3101, Class EA, 6.00%, 06/15/20	435
4,024		Series 3117, Class EO, PO, 02/15/36	3,163
2,576		Series 3117, Class OK, PO, 02/15/36	1,865
2,594		Series 3118, Class DM, 5.00%, 02/15/24	2,454
103		Series 3122, Class ZB, 6.00%, 03/15/36	97
3,516		Series 3134, Class PO, PO, 03/15/36	2,674
4,345		Series 3138, Class PO, PO, 04/15/36	3,286
3,069		Series 3150, Class PO, PO, 05/15/36	2,402
2,055		Series 3151, Class UC, 5.50%, 08/15/35	2,048
1,731		Series 3152, Class MO, PO, 03/15/36	1,319
1,921		Series 3158, Class LX, FRN, 0.00%, 05/15/36	1,500
491		Series 3164, Class CF, FRN, 0.00%, 04/15/33	354
5,274		Series 3179, Class OA, PO, 07/15/36	4,176
957		Series 3189, Class SN, IF, 10.41%, 11/15/35	1,127
2,447		Series 3211, Class SO, PO, 09/15/36	1,903
1,739		Series 3218, Class AO, PO, 09/15/36	1,338
1,737		Series 3233, Class OP, PO, 05/15/36	1,350
1,728		Series 3256, Class PO, PO, 12/15/36	1,340
5,870		Series 3260, Class CS, IF, IO, 3.63%, 01/15/37	363
1,840		Series 3261, Class OA, PO, 01/15/37	1,436
2,405		Series 3274, Class JO, PO, 02/15/37	1,772
861		Series 3318, Class AO, PO, 05/15/37	641
895		Series 3325, Class OB, PO, 06/15/37	675
2,876		Series 3331, Class PO, PO, 06/15/37	2,227
2,100		Series 3334, Class MC, 5.00%, 04/15/33	2,063
24,749		Series 3430, Class AI, IO, 1.42%, 09/15/12	724
8		Federal Home Loan Mortgage Corp. STRIPS, Series 134, Class B, IO, 9.00%, 04/01/22	2
		Federal Home Loan Mortgage Corp. Structured Pass-Through Securities,
972		Series T-41, Class 3A, VAR, 7.50%, 07/25/32	986
612		Series T-51, Class 2A, VAR, 7.50%, 08/25/42	646
3,094		Series T-54, Class 2A, 6.50%, 02/25/43	3,181
1,040		Series T-54, Class 3A, 7.00%, 02/25/43	1,104
452		Series T-58, Class APO, PO, 09/25/43	378
		Federal Home Loan Mortgage Corp.- Government National Mortgage Association,
628		Series 8, Class ZA, 7.00%, 03/25/23	660
254		Series 55, Class GL, IF, IO, 0.60%, 04/25/24	—	(h)
		Federal National Mortgage Association REMICS,
19		Series 1988-7, Class Z, 9.25%, 04/25/18	20
46		Series 1989-70, Class G, 8.00%, 10/25/19	49
16		Series 1989-78, Class H, 9.40%, 11/25/19	18
31		Series 1989-83, Class H, 8.50%, 11/25/19	34
31		Series 1989-89, Class H, 9.00%, 11/25/19	35
26		Series 1990-1, Class D, 8.80%, 01/25/20	28
5		Series 1990-60, Class K, 5.50%, 06/25/20	5
9		Series 1990-63, Class H, 9.50%, 06/25/20	10
10		Series 1990-93, Class G, 5.50%, 08/25/20	10
—	(h)	Series 1990-94, Class H, HB, 505.00%, 08/25/20	3
—	(h)	Series 1990-95, Class J, HB, 1118.04%, 08/25/20	4
40		Series 1990-102, Class J, 6.50%, 08/25/20	41
74		Series 1990-120, Class H, 9.00%, 10/25/20	82
6		Series 1990-134, Class SC, IF, 17.99%, 11/25/20	8
—	(h)	Series 1990-140, Class K, HB, 652.15%, 12/25/20	7
—	(h)	Series 1991-7, Class K, HB, 910.80%, 02/25/21	1
28		Series 1991-24, Class Z, 5.00%, 03/25/21	28
23		Series 1992-38, Class Z, 7.50%, 02/25/22	23
5		Series 1992-101, Class J, 7.50%, 06/25/22	5
164		Series 1992-136, Class PK, 6.00%, 08/25/22	171
111		Series 1992-143, Class MA, 5.50%, 09/25/22	112
289		Series 1992-163, Class M, 7.75%, 09/25/22	311
555		Series 1992-188, Class PZ, 7.50%, 10/25/22	598
227		Series 1993-21, Class KA, 7.70%, 03/25/23	244
331		Series 1993-25, Class J, 7.50%, 03/25/23	356
86		Series 1993-27, Class SA, IF, 15.50%, 02/25/23	101
132		Series 1993-62, Class SA, IF, 12.88%, 04/25/23	154
—	(h)	Series 1993-107, Class F, FRN, 4.13%, 06/25/08	—	(h)
16		Series 1993-164, Class SC, IF, 11.42%, 09/25/08	16
70		Series 1993-165, Class SD, IF, 7.90%, 09/25/23	72
152		Series 1993-165, Class SK, IF, 12.50%, 09/25/23	173
293		Series 1993-167, Class GA, 7.00%, 09/25/23	303
5		Series 1993-175, Class SA, IF, 13.84%, 09/25/08	5
102		Series 1993-179, Class SB, IF, 15.40%, 10/25/23	122
68		Series 1993-179, Class SC, IF, 10.50%, 10/25/23	78
3		Series 1993-186, Class SA, IF, 9.25%, 09/25/08	3
16		Series 1993-190, Class S, IF, 9.43%, 10/25/08	16
6		Series 1993-196, Class FA, FRN 4.18%, 10/25/08	6
4		Series 1993-196, Class SB, IF, 9.25%, 10/25/08	4
10		Series 1993-197, Class SB, IF, 9.19%, 10/25/08	10
392		Series 1993-199, Class FA, FRN, 2.96%, 10/25/23	392
193		Series 1993-205, Class H, PO, 09/25/23	161
361		Series 1993-220, Class SG, IF, 11.19%, 11/25/13	383
34		Series 1993-221, Class FH, FRN, 3.51%, 12/25/08	34
16		Series 1993-221, Class SE, IF, 9.50%, 12/25/08	17
248		Series 1993-225, Class UB, 6.50%, 12/25/23	261
74		Series 1993-230, Class FA, FRN, 3.01%, 12/25/23	74
7		Series 1993-233, Class SB, IF, 11.03%, 12/25/08	7
299		Series 1993-247, Class FE, FRN, 3.41%, 12/25/23	299
139		Series 1993-247, Class SU, IF, 9.67%, 12/25/23	157
547		Series 1993-250, Class Z, 7.00%, 12/25/23	574
1,901		Series 1993-257, Class C, PO, 06/25/23	1,735
12		Series 1994-12, Class FC, FRN 4.33%, 01/25/09	12
1		Series 1994-13, Class SK, IF, 12.58%, 02/25/09	1
1		Series 1994-33, Class F, FRN, 2.81%, 03/25/09	1
21		Series 1994-33, Class FA, FRN, 4.28%, 03/25/09	21
118		Series 1994-34, Class DZ, 6.00%, 03/25/09	118
1,197		Series 1994-37, Class L, 6.50%, 03/25/24	1,254
5,689		Series 1994-40, Class Z, 6.50%, 03/25/24	5,966
52		Series 1994-55, Class G, 6.75%, 12/25/23	52
179		Series 1995-2, Class Z, 8.50%, 01/25/25	191
269		Series 1995-19, Class Z, 6.50%, 11/25/23	290
1,223		Series 1996-14, Class SE, IF, IO, 6.94%, 08/25/23	235
5		Series 1996-20, Class L, PO, 09/25/08	5
25		Series 1996-24, Class E, PO, 03/25/09	25
41		Series 1996-27, Class FC, FRN, 2.91%, 03/25/17	41
30		Series 1996-39, Class J, PO, 09/25/08	30
105		Series 1996-59, Class J, 6.50%, 08/25/22	110
1,156		Series 1997-20, Class IO, FRN, IO, 1.84%, 03/25/27	40
73		Series 1997-27, Class J, 7.50%, 04/18/27	76
120		Series 1997-29, Class J, 7.50%, 04/20/27	127
768		Series 1997-39, Class PD, 7.50%, 05/20/27	811
473		Series 1997-42, Class EN, 7.25%, 07/18/27	491
123		Series 1997-42, Class ZC, 6.50%, 07/18/27	128
20		Series 1997-51, Class PM, IO, 7.00%, 05/18/12	—	(h)
1,736		Series 1997-61, Class ZC, 7.00%, 02/25/23	1,835
343		Series 1997-81, Class PI, IO, 7.00%, 12/18/27	86
60		Series 1998-4, Class C, PO, 04/25/23	51
22		Series 1998-27, Class B, PO, 12/25/08	22

JPMorgan Core Bond Trust

Schedule of Portfolio Investments
As of May 31, 2008 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

1,384	Series 1998-36, Class ZB, 6.00%, 07/18/28	1,429
420	Series 1998-43, Class SA, IF, IO, 14.46%, 04/25/23	146
682	Series 1998-66, Class SB, IF, IO, 5.76%, 12/25/28	88
333	Series 1999-17, Class C, 6.35%, 04/25/29	348
1,384	Series 1999-18, Class Z, 5.50%, 04/18/29	1,353
774	Series 1999-38, Class SK, IF, IO, 5.66%, 08/25/23	87
190	Series 1999-52, Class NS, IF, 16.68%, 10/25/23	217
468	Series 1999-62, Class PB, 7.50%, 12/18/29	501
1,490	Series 2000-2, Class ZE, 7.50%, 02/25/30	1,587
630	Series 2000-20, Class SA, IF, IO, 5.20%, 07/25/30	75
110	Series 2000-52, Class IO, IO, 8.50%, 01/25/31	30
673	Series 2001-4, Class PC, 7.00%, 03/25/21	714
587	Series 2001-5, Class OW, 6.00%, 03/25/16	604
479	Series 2001-7, Class PF, 7.00%, 03/25/31	504
1,894	Series 2001-7, Class PR, 6.00%, 03/25/16	1,973
2,221	Series 2001-10, Class PR, 6.00%, 04/25/16	2,307
1,172	Series 2001-30, Class PM, 7.00%, 07/25/31	1,235
963	Series 2001-31, Class VD, 6.00%, 05/25/31	994
2,151	Series 2001-33, Class ID, IO, 6.00%, 07/25/31	512
1,172	Series 2001-36, Class DE, 7.00%, 08/25/31	1,235
2,514	Series 2001-44, Class MY, 7.00%, 09/25/31	2,650
464	Series 2001-44, Class PD, 7.00%, 09/25/31	488
534	Series 2001-44, Class PU, 7.00%, 09/25/31	562
3,530	Series 2001-48, Class Z, 6.50%, 09/25/21	3,699
222	Series 2001-49, Class DQ, 6.00%, 11/25/15	224
487	Series 2001-49, Class Z, 6.50%, 09/25/31	509
371	Series 2001-52, Class KB, 6.50%, 10/25/31	387
221	Series 2001-52, Class XM, 6.50%, 11/25/10	227
1,364	Series 2001-52, Class XN, 6.50%, 11/25/15	1,430
663	Series 2001-61, Class VB, 7.00%, 12/25/16	665
3,409	Series 2001-61, Class Z, 7.00%, 11/25/31	3,557
684	Series 2001-71, Class MB, 6.00%, 12/25/16	708
1,531	Series 2001-71, Class QE, 6.00%, 12/25/16	1,584
354	Series 2001-72, Class SX, IF, 11.89%, 12/25/31	354
2,040	Series 2001-74, Class MB, 6.00%, 12/25/16	2,122
1,662	Series 2001-80, Class PE, 6.00%, 07/25/29	1,708
447	Series 2002-1, Class HC, 6.50%, 02/25/22	467
455	Series 2002-1, Class SA, IF, 17.41%, 02/25/32	517
299	Series 2002-1, Class UD, IF, 16.08%, 12/25/23	330
1,874	Series 2002-2, Class UC, 6.00%, 02/25/17	1,927
5,249	Series 2002-3, Class OG, 6.00%, 02/25/17	5,437
1,107	Series 2002-7, Class OG, 6.00%, 03/25/17	1,147
3,665	Series 2002-7, Class TG, 6.00%, 03/25/17	3,796
368	Series 2002-8, Class SR, IF, 11.46%, 03/25/09	380
11	Series 2002-9, Class VE, 6.50%, 12/25/12	11
996	Series 2002-11, Class QG, 5.50%, 03/25/17	1,014
3,751	Series 2002-13, Class SJ, IF, IO, 1.60%, 03/25/32	183
66	Series 2002-13, Class ST, IF, 10.00%, 03/25/32	74
7,054	Series 2002-18, Class PC, 5.50%, 04/25/17	7,200
1,186	Series 2002-19, Class PE, 6.00%, 04/25/17	1,227
199	Series 2002-21, Class LO, PO, 04/25/32	154
1,610	Series 2002-21, Class PE, 6.50%, 04/25/32	1,680
1,130	Series 2002-24, Class AJ, 6.00%, 04/25/17	1,171
3,800	Series 2002-28, Class PK, 6.50%, 05/25/32	3,965
1,122	Series 2002-37, Class Z, 6.50%, 06/25/32	1,148
753	Series 2002-42, Class C, 6.00%, 07/25/17	784
3,767	Series 2002-48, Class GH, 6.50%, 11/25/32	3,926
808	Series 2002-55, Class QE, 5.50%, 09/25/17	821
10,217	Series 2002-56, Class UC, 5.50%, 09/25/17	10,421
655	Series 2002-61, Class PE, 5.50%, 05/25/16	660
1,163	Series 2002-62, Class ZE, 5.50%, 11/25/17	1,201
1,146	Series 2002-63, Class KC, 5.00%, 10/25/17	1,158
332	Series 2002-73, Class S, IF, 10.27%, 11/25/09	346
3,014	Series 2002-74, Class LD, 5.00%, 01/25/16	3,047
4,259	Series 2002-74, Class PD, 5.00%, 11/25/15	4,301
3,253	Series 2002-74, Class VB, 6.00%, 11/25/31	3,303
1,574	Series 2002-77, Class S, IF, 10.10%, 12/25/32	1,553
2,396	Series 2002-83, Class CS, 6.88%, 08/25/23	2,531
366	Series 2002-91, Class UH, IO, 5.50%, 06/25/22	54
393	Series 2002-93, Class PD, 3.50%, 02/25/29	391
3,107	Series 2002-94, Class BK, 5.50%, 01/25/18	3,165
2,000	Series 2003-3, Class HJ, 5.00%, 02/25/18	2,000
820	Series 2003-8, Class SB, IF, IO, 5.26%, 03/25/16	37
2,524	Series 2003-22, Class UD, 4.00%, 04/25/33	2,098
675	Series 2003-27, Class DW, 4.50%, 04/25/17	668
1,758	Series 2003-34, Class AX, 6.00%, 05/25/33	1,797
1,516	Series 2003-34, Class ED, 6.00%, 05/25/33	1,543
247	Series 2003-35, Class UC, 3.75%, 05/25/33	236
733	Series 2003-39, Class IO, IO, VAR, 6.00%, 05/25/33	176
1,319	Series 2003-39, Class LW, 5.50%, 05/25/23	1,299
1,884	Series 2003-41, Class PE, 5.50%, 05/25/23	1,927
735	Series 2003-42, Class GB, 4.00%, 05/25/33	659
753	Series 2003-47, Class PE, 5.75%, 06/25/33	746
1,104	Series 2003-52, Class SX, IF, 15.77%, 10/25/31	1,212
784	Series 2003-64, Class SX, IF, 6.68%, 07/25/33	575
1,055	Series 2003-65, Class CI, IO, 4.50%, 03/25/15	53
439	Series 2003-67, Class VQ, 7.00%, 01/25/19	471
384	Series 2003-68, Class QP, 3.00%, 07/25/22	363
1,744	Series 2003-71, Class DS, IF, 3.70%, 08/25/33	1,018
3,907	Series 2003-73, Class GA, 3.50%, 05/25/31	3,755
469	Series 2003-74, Class SH, IF, 5.86%, 08/25/33	304
1,663	Series 2003-76, Class GQ, 4.50%, 08/25/18	1,622
9,696	Series 2003-80, Class SY, IF, IO, 5.26%, 06/25/23	1,113
1,350	Series 2003-81, Class LC, 4.50%, 09/25/18	1,308
5,092	Series 2003-83, Class PG, 5.00%, 06/25/23	5,082
2,925	Series 2003-86, Class KR, 4.50%, 09/25/16	2,921
1,234	Series 2003-91, Class SD, IF, 8.51%, 09/25/33	1,138
370	Series 2003-92, Class SH, IF, 6.44%, 09/25/18	334
2,260	Series 2003-106, Class US, IF, 5.49%, 11/25/23	1,670
302	Series 2003-106, Class WS, IF, 6.50%, 02/25/23	262
1,284	Series 2003-113, Class PC, 4.00%, 03/25/15	1,284
5,861	Series 2003-116, Class SB, IF, IO, 5.21%, 11/25/33	686
5,137	Series 2003-117, Class JB, 3.50%, 06/25/33	4,729
1,507	Series 2003-122, Class TE, 5.00%, 12/25/22	1,502
1,290	Series 2003-128, Class KE, 4.50%, 01/25/14	1,292
856	Series 2003-128, Class NG, 4.00%, 01/25/19	797
1,075	Series 2003-130, Class SX, IF, 7.93%, 01/25/34	1,048
962	Series 2003-132, Class OA, PO, 08/25/33	731
4,633	Series 2004-4, Class QI, IF, IO, 4.71%, 06/25/33	500
438	Series 2004-4, Class QM, IF, 9.42%, 06/25/33	422
2,468	Series 2004-10, Class SC, IF, 19.03%, 02/25/34	2,778
1,988	Series 2004-14, Class SD, IF, 5.49%, 03/25/34	1,275
1,655	Series 2004-21, Class CO, PO, 04/25/34	851
674	Series 2004-22, Class A, 4.00%, 04/25/19	635
1,130	Series 2004-25, Class PC, 5.50%, 01/25/34	1,145
4,885	Series 2004-25, Class SA, IF, 12.95%, 04/25/34	5,269
7,708	Series 2004-27, Class HB, 4.00%, 05/25/19	7,047
753	Series 2004-36, Class PC, 5.50%, 02/25/34	756
3,857	Series 2004-36, Class SA, IF, 12.95%, 05/25/34	4,041
1,722	Series 2004-36, Class SN, IF, 9.42%, 07/25/33	1,658
4,281	Series 2004-37, Class AG, 4.50%, 11/25/32	4,144
8,407	Series 2004-46, Class HS, IF, IO, 3.61%, 05/25/30	447
1,846	Series 2004-46, Class QB, IF, 14.43%, 05/25/34	1,853
1,662	Series 2004-51, Class SY, IF, 9.46%, 07/25/34	1,595
942	Series 2004-53, Class NC, 5.50%, 07/25/24	962

JPMorgan Core Bond Trust

Schedule of Portfolio Investments
As of May 31, 2008 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)		Security Description	Value ($)

238		Series 2004-61, Class SK, IF, 8.50%, 11/25/32	240
2,331		Series 2004-70, Class JA, 4.50%, 10/25/19	2,254
793		Series 2004-76, Class CL, 4.00%, 10/25/19	744
1,846		Series 2004-79, Class SP, IF, 13.22%, 11/25/34	1,957
377		Series 2004-81, Class AC, 4.00%, 11/25/19	352
1,319		Series 2004-92, Class JO, PO, 12/25/34	1,252
1,527		Series 2005-28, Class JA, 5.00%, 04/25/35	1,418
991		Series 2005-47, Class AN, 5.00%, 12/25/16	1,001
2,032		Series 2005-52, Class PA, 6.50%, 06/25/35	2,115
6,291		Series 2005-56, Class S, IF, IO, 4.32%, 07/25/35	582
1,665		Series 2005-59, Class PC, 5.50%, 03/25/31	1,678
1,284		Series 2005-68, Class BC, 5.25%, 06/25/35	1,261
4,769		Series 2005-68, Class PG, 5.50%, 08/25/35	4,826
1,927		Series 2005-68, Class UC, 5.00%, 06/25/35	1,862
24,762		Series 2005-84, Class XM, 5.75%, 10/25/35	25,387
996		Series 2005-98, Class GO, PO, 11/25/35	541
3,425		Series 2005-109, Class PC, 6.00%, 12/25/35	3,550
21,496		Series 2005-110, Class GJ, 5.50%, 11/25/30	21,883
14,556		Series 2005-110, Class GK, 5.50%, 08/25/34	14,492
4,326		Series 2005-110, Class GL, 5.50%, 12/25/35	4,182
2,997		Series 2005-110, Class MN, 5.50%, 06/25/35	3,018
3,635		Series 2005-116, Class PB, 6.00%, 04/25/34	3,772
709		Series 2005-123, Class LO, PO, 01/25/36	410
1,956		Series 2006-16, Class OA, PO, 03/25/36	1,502
1,739		Series 2006-22, Class AO, PO, 04/25/36	1,330
3,149		Series 2006-39, Class WC, 5.50%, 01/25/36	3,139
4,691		Series 2006-44, Class GO, PO, 06/25/36	3,673
12,756		Series 2006-44, Class P, PO, 12/25/33	9,880
2,000		Series 2006-46, Class UC, 5.50%, 12/25/35	1,990
967		Series 2006-53, Class JO, PO, 06/25/36	538
2,600		Series 2006-56, Class PO, PO, 07/25/36	1,995
5,323		Series 2006-58, Class AP, PO, 07/25/36	4,295
2,090		Series 2006-58, Class PO, PO, 07/25/36	1,647
5,149		Series 2006-59, Class QO, PO, 01/25/33	4,068
2,265		Series 2006-60, Class DZ, 6.50%, 07/25/36	2,097
3,161		Series 2006-65, Class QO, PO, 07/25/36	2,471
6,105		Series 2006-77, Class PC, 6.50%, 08/25/36	6,481
1,611		Series 2006-90, Class AO, PO, 09/25/36	1,271
851		Series 2006-109, Class PO, PO, 11/25/36	672
8,670		Series 2006-110, Class PO, PO, 11/25/36	6,550
1,735		Series 2006-119, Class PO, PO, 12/25/36	1,369
10,000		Series 2006-124, Class HB, VAR, 6.03%, 11/25/36	10,028
1,000		Series 2006-128, Class BP, 5.50%, 01/25/37	989
19,824		Series 2007-7, Class SG, IF, IO, 4.11%, 08/25/36	1,586
2,000		Series 2007-79, Class PB, 5.00%, 04/25/29	1,993
2,100		Series 2007-79, Class PC, 5.00%, 01/25/32	2,064
2,000		Series 2007-84, Class PD, 6.00%, 08/25/32	2,064
5,000		Series 2007-84, Class PG, 6.00%, 12/25/36	5,129
4,709		Series 2007-106, Class A7, VAR, 6.25%, 10/25/37	4,717
9,691		Series 2008-16, Class IS, IF, IO, 3.81%, 03/25/38	756
4,135		Series 2008-39, Class CI, IO, 4.50%, 05/25/18	563
1		Series G-17, Class S, HB, FRN, 833.28%, 06/25/21	24
96		Series G-28, Class S, IF, 12.69%, 09/25/21	113
72		Series G-35, Class M, 8.75%, 10/25/21	79
30		Series G-51, Class SA, IF, 20.54%, 12/25/21	37
—	(h)	Series G92-27, Class SQ, IF, HB, 9002.40%, 05/25/22	3
388		Series G92-35, Class E, 7.50%, 07/25/22	414
—	(h)	Series G92-35, Class G, HB, 1184.78%, 07/25/22	10
46		Series G92-42, Class Z, 7.00%, 07/25/22	49
2,030		Series G92-44, Class ZQ, 8.00%, 07/25/22	2,183
58		Series G92-52, Class FD, FRN, 2.43%, 09/25/22	57
516		Series G92-54, Class ZQ, 7.50%, 09/25/22	552
63		Series G92-59, Class F, FRN, 3.98%, 10/25/22	61
119		Series G92-61, Class Z, 7.00%, 10/25/22	125
97		Series G92-62, Class B, PO, 10/25/22	81
425		Series G93-1, Class KA, 7.90%, 01/25/23	459
92		Series G93-5, Class Z, 6.50%, 02/25/23	96
119		Series G93-14, Class J, 6.50%, 03/25/23	124
108		Series G92-15, Class Z, 7.00%, 01/25/22	111
294		Series G93-17, Class SI, IF, 6.00%, 04/25/23	286
277		Series G93-27, Class FD, FRN, 3.29%, 08/25/23	276
66		Series G93-37, Class H, PO, 09/25/23	56
86		Series G95-1, Class C, 8.80%, 01/25/25	95
		Federal National Mortgage Association STRIPS,
12		Series 23, Class 2, IO, 10.00%, 09/01/17	3
2		Series 50, Class 2, IO, 10.50%, 03/01/19	—	(h)
46		Series 218, Class 2, IO, 7.50%, 04/01/23	11
38		Series 265, Class 2, 9.00%, 03/01/24	41
1,163		Series 329, Class 1, PO, 01/01/33	858
1,387		Series 340, Class 1, PO, 09/01/33	986
—	(h)	Series K, Class 2, HB, 256.00%, 11/01/08	—	(h)
		Federal National Mortgage Association Whole Loan,
55		Series 2002-W5, Class A7, 6.25%, 08/25/30	55
319		Series 2002-W5, Class A10, IF, IO, 5.71%, 11/25/30	17
1,803		Series 2003-W1, Class 1A1, 6.50%, 12/25/42	1,843
642		Series 2003-W1, Class 2A, 7.50%, 12/25/42	667
310		Series 2003-W4, Class 2A, 6.50%, 10/25/42	326
2,222		Series 2004-W2, Class 2A2, 7.00%, 02/25/44	2,375
		Government National Mortgage Association,
1,432		Series 1994-3, Class PQ, 7.49%, 07/16/24	1,520
862		Series 1994-4, Class KQ, 7.99%, 07/16/24	911
4,520		Series 1994-7, Class PQ, 6.50%, 10/16/24	4,759
693		Series 1996-16, Class E, 7.50%, 08/16/26	728
1,078		Series 1997-8, Class PN, 7.50%, 05/16/27	1,137
229		Series 1997-11, Class D, 7.50%, 07/20/27	238
544		Series 1998-26, Class K, 7.50%, 09/17/25	578
3,183		Series 1999-4, Class ZB, 6.00%, 02/20/29	3,283
2,750		Series 1999-10, Class ZC, 6.50%, 04/20/29	2,877
317		Series 1999-15, Class E, 6.50%, 01/16/29	324
508		Series 1999-30, Class S, IF, IO, 5.89%, 08/16/29	49
30		Series 1999-33, Class SM, IF, 9.20%, 09/16/29	33
579		Series 1999-40, Class ZW, 7.50%, 11/20/29	617
914		Series 1999-41, Class Z, 8.00%, 11/16/29	971
254		Series 1999-44, Class PC, 7.50%, 12/20/29	270
4,149		Series 1999-44, Class ZC, 8.50%, 12/16/29	4,586
824		Series 1999-44, Class ZG, 8.00%, 12/20/29	876
646		Series 2000-6, Class Z, 7.50%, 02/20/30	687
315		Series 2000-9, Class Z, 8.00%, 06/20/30	338
3,371		Series 2000-9, Class ZJ, 8.50%, 02/16/30	3,663
603		Series 2000-12, Class ST, HB, IF, 25.36%, 02/16/30	851
739		Series 2000-14, Class PD, 7.00%, 02/16/30	779
213		Series 2000-16, Class ZN, 7.50%, 02/16/30	227
4,480		Series 2000-21, Class Z, 9.00%, 03/16/30	4,920
678		Series 2000-26, Class TZ, 8.50%, 09/20/30	748
225		Series 2000-26, Class Z, 7.75%, 09/20/30	225
45		Series 2000-30, Class ST, IF, 11.05%, 12/16/22	51
669		Series 2000-31, Class Z, 9.00%, 10/20/30	736
189		Series 2000-34, Class SG, IF, IO, 6.05%, 10/20/30	23
385		Series 2000-35, Class ZA, 9.00%, 11/20/30	416
55		Series 2000-36, Class IK, IO, 9.00%, 11/16/30	14
282		Series 2000-37, Class B, 8.00%, 12/20/30	291
154		Series 2000-38, Class AH, 7.15%, 12/20/30	158
297		Series 2001-4, Class SJ, IF, IO, 5.65%, 01/19/30	31
502		Series 2001-6, Class SD, IF, IO, 6.05%, 03/16/31	50
745		Series 2001-7, Class PK, 6.50%, 03/20/31	779

JPMorgan Core Bond Trust

Schedule of Portfolio Investments
As of May 31, 2008 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

2,063	Series 2001-8, Class Z, 6.50%, 03/20/31	2,152
34	Series 2001-32, Class WA, IF, 13.93%, 07/20/31	36
497	Series 2001-35, Class SA, IF, IO, 5.74%, 08/16/31	50
401	Series 2001-36, Class S, IF, IO, 5.55%, 08/16/31	41
33	Series 2001-60, Class VP, 6.50%, 07/20/17	33
1,884	Series 2001-64, Class MQ, 6.50%, 12/20/31	1,961
486	Series 2002-3, Class SP, IF, IO, 4.88%, 01/16/32	46
874	Series 2002-7, Class PG, 6.50%, 01/20/32	912
2,169	Series 2002-24, Class AG, IF, IO, 5.45%, 04/16/32	266
205	Series 2002-24, Class SB, IF, 8.17%, 04/16/32	198
5,247	Series 2002-31, Class SE, IF, IO, 5.00%, 04/16/30	557
1,738	Series 2002-40, Class UK, 6.50%, 06/20/32	1,820
85	Series 2002-41, Class SV, IF, 9.00%, 06/16/32	90
6,570	Series 2002-45, Class QE, 6.50%, 06/20/32	6,860
2,527	Series 2002-47, Class PG, 6.50%, 07/16/32	2,647
4,236	Series 2002-47, Class ZA, 6.50%, 07/20/32	4,369
120	Series 2002-51, Class SG, IF, 21.76%, 04/20/31	146
3,114	Series 2002-52, Class GH, 6.50%, 07/20/32	3,258
1,047	Series 2002-54, Class GB, 6.50%, 08/20/32	1,095
1,422	Series 2002-70, Class AV, 6.00%, 03/20/12	1,461
3,606	Series 2002-70, Class PS, IF, IO, 5.22%, 08/20/32	372
949	Series 2002-75, Class PB, 6.00%, 11/20/32	972
762	Series 2002-79, Class KV, 6.00%, 11/20/13	780
575	Series 2002-80, Class EB, 7.00%, 01/20/32	584
1,468	Series 2002-80, Class EZ, 7.00%, 01/20/32	1,549
1,661	Series 2002-88, Class VA, 6.00%, 12/20/17	1,703
1,515	Series 2003-4, Class NI, IO, 5.50%, 01/20/32	182
879	Series 2003-4, Class NY, 5.50%, 12/20/13	896
2,567	Series 2003-11, Class SK, IF, IO, 5.20%, 02/16/33	280
1,193	Series 2003-12, Class SP, IF, IO, 5.22%, 02/20/33	137
276	Series 2003-24, Class PO, PO, 03/16/33	223
1,319	Series 2003-40, Class TC, 7.50%, 03/20/33	1,415
1,319	Series 2003-40, Class TJ, 6.50%, 03/20/33	1,384
753	Series 2003-46, Class MG, 6.50%, 05/20/33	790
1,394	Series 2003-46, Class TC, 6.50%, 03/20/33	1,454
922	Series 2003-52, Class AP, PO, 06/16/33	696
2,150	Series 2003-58, Class BE, 6.50%, 01/20/33	2,243
2,933	Series 2003-76, Class LS, IF, IO, 4.72%, 09/20/31	219
329	Series 2003-90, Class PO, PO, 10/20/33	268
507	Series 2003-95, Class SC, IF, IO, 4.50%, 09/17/31	8
1,534	Series 2003-98, Class PC, 5.00%, 02/20/29	1,556
4,013	Series 2003-112, Class SA, IF, IO, 4.04%, 12/16/33	356
9,035	Series 2004-11, Class SW, IF, IO, 3.02%, 02/20/34	514
1,069	Series 2004-28, Class S, IF, 12.77%, 04/16/34	1,101
16,650	Series 2004-68, Class SA, IF, IO, 4.32%, 05/20/31	1,078
495	Series 2004-73, Class AE, IF, 9.70%, 08/17/34	488
12,902	Series 2005-17, Class SL, IF, IO, 4.22%, 07/20/34	1,210
785	Series 2005-39, Class KI, IO, 5.50%, 03/20/34	149
1,368	Series 2005-69, Class SY, IF, IO, 4.27%, 11/20/33	167
2,016	Series 2006-28, Class GO, PO, 03/20/35	1,591
1,246	Series 2007-17, Class JO, PO, 04/16/37	951
2,839	Series 2007-28, Class BO, PO, 05/20/37	2,214
2,500	Series 2007-47, Class PH, 6.00%, 07/16/37	2,576
3,851	Series 2007-49, Class NO, PO, 12/20/35	3,200
2,478	Series 2007-57, Class PO, PO, 03/20/37	1,942
6,769	Series 2008-25, Class SB, IF, IO, 4.42%, 03/20/38	588
2,475	Series 2008-32, Class PI, IO, 5.50%, 10/16/37	516
	Vendee Mortgage Trust,
959	Series 1994-1, Class 1, VAR, 5.62%, 02/15/24	971
1,802	Series 1994-1, Class 12ZB, 6.50%, 02/15/24	1,920
1,458	Series 1996-1, Class 1Z, 6.75%, 02/15/26	1,526
1,039	Series 1996-2, Class 1Z, 6.75%, 06/15/26	1,103
2,008	Series 1997-1, Class 2Z, 7.50%, 02/15/27	2,183
2,504	Series 1998-1, Class 2E, 7.00%, 03/15/28	2,642
2,885	Series 1999-1, Class 2Z, 6.50%, 01/15/29	3,037

		920,845

	Non-Agency CMO — 15.3%
4,000	ABN AMRO Mortgage Corp.,
	Series 2003-8, Class A3, 4.50%, 06/25/33	3,475
2,000	American General Mortgage Loan Trust, Series 2006-1, Class A2, VAR, 5.75%, 12/25/35 (e)	1,954
7,278	American Home Mortgage Investment Trust, Series 2005-3, Class 2A4, FRN, 4.85%, 09/25/35	5,975
	Banc of America Alternative Loan Trust,
513	Series 2003-2, Class PO, PO, 04/25/33	310
684	Series 2003-11, Class PO, PO, 01/25/34	417
533	Series 2004-6, Class 15PO, PO, 07/25/19	368
2,141	Series 2005-5, Class 1CB1, 5.50%, 06/25/35	1,728
1,519	Series 2006-4, Class 1A4, 6.00%, 05/25/46	1,130
	Banc of America Funding Corp.,
1,959	Series 2003-3, Class 1A33, 5.50%, 10/25/33	1,858
1,113	Series 2004-1, Class PO, PO, 03/25/34	628
3,321	Series 2004-2, Class 30PO, PO, 09/20/34	2,127
2,569	Series 2005-6, Class 2A7, 5.50%, 10/25/35	2,437
2,390	Series 2005-7, Class 30PO, PO, 11/25/35	1,382
1,512	Series 2005-8, Class 30PO, PO, 01/25/36	871
5,183	Series 2005-E, Class 4A1, FRN, 4.11%, 03/20/35	5,082
1,332	Series 2006-A, Class 3A2, VAR, 5.87%, 02/20/36	1,147
	Banc of America Mortgage Securities, Inc.,
437	Series 2003-7, Class A2, 4.75%, 09/25/18	423
750	Series 2003-8, Class APO, PO, 11/25/33	526
11,428	Series 2004-3, Class 15IO, IO, VAR, 0.22%, 04/25/19	75
421	Series 2004-4, Class APO, PO, 05/25/34	247
2,985	Series 2004-5, Class 2A2, 5.50%, 06/25/34	2,469
856	Series 2004-6, Class 2A5, PO, 07/25/34	372
1,707	Series 2004-6, Class APO, PO, 07/25/34	1,032
316	Series 2004-8, Class 5PO, PO, 05/25/32	179
214	Series 2004-8, Class XPO, PO, 10/25/34	123
1,269	Series 2004-A, Class 2A2, FRN, 4.09%, 02/25/34	1,204
1,884	Series 2004-E, Class 2A5, FRN, 4.11%, 06/25/34	1,798
3,832	Series 2004-J, Class 3A1, FRN, 5.07%, 11/25/34	3,756
1,976	Series 2005-10, Class 1A6, 5.50%, 11/25/35	1,813
822	Series 2005-A, Class 2A1, FRN, 4.45%, 02/25/35	774
	Bear Stearns Adjustable Rate Mortgage Trust,
1,143	Series 2003-7, Class 3A, VAR, 4.95%, 10/25/33 (i) (y)	1,107
2,120	Series 2004-1, Class 12A1, VAR, 3.63%, 04/25/34 (y)	1,895
46	Series 2004-4, Class A4, VAR, 3.57%, 06/25/34 (y)	46
10,290	Series 2006-1, Class A1, FRN, 4.63%, 02/25/36 (y)	9,833
	Citicorp Mortgage Securities, Inc.,
393	Series 1993-14, Class A3, FRN, 3.64%, 11/25/23	375
5,906	Series 2004-1, Class 3A1, 4.75%, 01/25/34	5,720
4,027	Series 2004-5, Class 2A5, 4.50%, 08/25/34	3,836
934	Series 2005-5, Class APO, PO, 08/25/35	525
1,128	Series 2005-8, Class APO, PO, 11/25/35	634
	Citigroup Mortgage Loan Trust, Inc.,
478	Series 2003-1, Class 2A6, PO, 10/25/33	222
806	Series 2003-1, Class PO2, PO, 10/25/33	473
674	Series 2003-1, Class PO3, PO, 09/25/33	398
703	Series 2003-UP3, Class A3, 7.00%, 09/25/33	711
2,962	Series 2003-UST1, Class A1, 5.50%, 12/25/18	2,926
919	Series 2003-UST1, Class PO1, PO, 12/25/18	694
456	Series 2003-UST1, Class PO3, PO, 12/25/18	354
879	Series 2005-1, Class 2A1A, VAR, 6.65%, 04/25/35	828
1,139	Series 2005-5, Class 1A2, FRN, 5.42%, 08/25/35	926

JPMorgan Core Bond Trust

Schedule of Portfolio Investments
As of May 31, 2008 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

	Countrywide Alternative Loan Trust,
1,399	Series 2002-8, Class A4, 6.50%, 07/25/32	1,400
400	Series 2002-17, Class A7, 2.50%, 01/25/33	389
9,551	Series 2004-2CB, Class 1A9, 5.75%, 03/25/34	8,463
3,500	Series 2004-18CB, Class 2A4, 5.70%, 09/25/34	3,126
1,781	Series 2005-5R, Class A1, 5.25%, 12/25/18	1,716
24,872	Series 2005-22T1, Class A2, IF, IO, 2.68%, 06/25/35	736
2,775	Series 2005-26CB, Class A10, IF, 8.71%, 07/25/35	2,792
6,850	Series 2005-28CB, Class 1A4, 5.50%, 08/25/35	5,613
595	Series 2005-28CB, Class 3A5, 6.00%, 08/25/35	569
5,994	Series 2005-54CB, Class 1A11, 5.50%, 11/25/35	5,223
1,973	Series 2005-64CB, Class 1A9, 5.50%, 12/25/35	1,534
20,081	Series 2005-J1, Class 1A4, IF, IO, 2.71%, 02/25/35	581
6,000	Series 2006-26CB, Class A9, 6.50%, 09/25/36	5,304
3,000	Series 2007-21CB, Class 1A5, 6.00%, 09/25/37 (i)	2,052
	Countrywide Home Loan Mortgage Pass Through Trust,
2,754	Series 2003-8, Class A4, 4.50%, 05/25/18	2,720
4,691	Series 2003-26, Class 1A6, 3.50%, 08/25/33	4,014
337	Series 2003-34, Class A11, 5.25%, 09/25/33	281
753	Series 2003-44, Class A9, PO, 10/25/33	375
625	Series 2003-J2, Class A17, IF, IO, 5.01%, 04/25/33	53
3,330	Series 2003-J7, Class 4A3, IF, 6.70%, 08/25/18	3,195
1,459	Series 2004-7, Class 2A1, FRN, 4.03%, 06/25/34	1,433
596	Series 2004-HYB1, Class 2A, VAR, 4.21%, 05/20/34	567
2,295	Series 2004-HYB3, Class 2A, VAR, 4.08%, 06/20/34	2,295
1,585	Series 2004-HYB6, Class A3, VAR, 5.09%, 11/20/34	1,505
2,540	Series 2004-J8, Class 1A2, 4.75%, 11/25/19	2,421
3,853	Series 2005-16, Class A23, 5.50%, 09/25/35	3,608
6,826	Series 2005-22, Class 2A1, FRN, 5.25%, 11/25/35	6,241
	Credit Suisse First Boston Mortgage Securities Corp.,
48	Series 1987, Class C, PO, 04/25/17	42
1,350	Series 2003-17, Class 2A1, 5.00%, 07/25/18	1,319
3,490	Series 2003-25, Class 1P, PO, 10/25/33	2,258
671	Series 2004-5, Class 5P, PO, 08/25/19	467
1,521	Series 2005-4, Class 3A18, 5.50%, 06/25/35	1,220
1,575	Series 2005-4, Class 3A22, 5.50%, 06/25/35	1,274
1,692	Series 2005-4, Class 3A23, 5.50%, 06/25/35	1,356
	First Horizon Alternative Mortgage Securities,
2,047	Series 2004-AA4, Class A1, FRN, 5.38%, 10/25/34	1,881
1,982	Series 2005-FA8, Class 1A19, 5.50%, 11/25/35	1,584
	First Horizon Asset Securities, Inc.,
1,817	Series 2003-3, Class 1A4, 3.90%, 05/25/33	1,659
2,584	Series 2003-9, Class 1A6, 5.50%, 11/25/33	2,072
2,602	Series 2004-AR2, Class 2A1, FRN, 4.58%, 05/25/34	2,527
3,936	Series 2004-AR7, Class 2A1, FRN, 4.92%, 02/25/35	3,857
3,839	Series 2005-AR1, Class 2A2, FRN, 5.00%, 04/25/35	3,666
	GMAC Mortgage Corp. Loan Trust,
2,968	Series 2005-AR3, Class 3A3, VAR, 4.85%, 06/19/35	2,932
5,565	Series 2005-AR3, Class 3A4, VAR, 4.85%, 06/19/35	5,312
	GSR Mortgage Loan Trust,
1,884	Series 2004-6F, Class 3A4, 6.50%, 05/25/34	1,826
2,086	Series 2004-10F, Class 1A1, 4.50%, 08/25/19	2,059
442	Series 2004-10F, Class 2A1, 5.00%, 08/25/19	431
451	Series 2004-13F, Class 3A3, 6.00%, 11/25/34	405
1,543	Series 2005-4F, Class AP, PO, 05/25/35	883
4,673	Series 2005-7F, Class 3A9, 6.00%, 09/25/35	4,263
3,846	Series 2006-1F, Class 2A4, 6.00%, 02/25/36	3,519
5,000	Series 2007-1F, Class 2A4, 5.50%, 01/25/37	4,366
33,849	Indymac Index Mortgage Loan Trust, Series 2005-AR11, Class A7, FRN, IO, 0.71%, 08/25/35	436
	Lehman Mortgage Trust,
2,815	Series 2006-2, Class 1A1, VAR, 6.49%, 04/25/36	2,842
1,953	Series 2008-2, Class 1A6, 6.00%, 03/25/38	1,727
	MASTR Adjustable Rate Mortgages Trust,
278	Series 2004-4, Class 2A1, VAR, 6.17%, 05/25/34	195
3,801	Series 2004-13, Class 2A1, FRN, 3.82%, 04/21/34	3,793
10,275	Series 2004-13, Class 3A6, FRN, 3.79%, 11/21/34	9,941
2,800	Series 2004-13, Class 3A7, FRN, 3.79%, 11/21/34	2,660
1,173	Series 2004-15, Class 3A1, VAR, 6.86%, 12/25/34	1,099
	MASTR Alternative Loans Trust,
463	Series 2003-3, Class 1A1, 6.50%, 05/25/33	444
2,521	Series 2003-9, Class 8A1, 6.00%, 01/25/34	2,265
1,719	Series 2004-3, Class 2A1, 6.25%, 04/25/34	1,611
5,194	Series 2004-4, Class 10A1, 5.00%, 05/25/24	4,853
1,616	Series 2004-6, Class 7A1, 6.00%, 07/25/34	1,508
1,085	Series 2004-6, Class 30PO, PO, 07/25/34	633
848	Series 2004-7, Class 30PO, PO, 08/25/34	497
4,557	Series 2004-8, Class 6A1, 5.50%, 09/25/19	4,296
1,137	Series 2004-10, Class 1A1, 4.50%, 09/25/19	1,054
	MASTR Asset Securitization Trust,
817	Series 2003-2, Class 2A1, 4.50%, 03/25/18	771
665	Series 2003-3, Class 4A1, 5.00%, 04/25/18	646
619	Series 2003-4, Class 2A2, 5.00%, 05/25/18	616
1,226	Series 2003-4, Class 3A2, 5.00%, 05/25/18	1,187
1,118	Series 2003-11, Class 6A2, 4.00%, 12/25/33	1,104
755	Series 2003-12, Class 30PO, PO, 12/25/33	461
490	Series 2004-1, Class 30PO, PO, 02/25/34	308
996	Series 2004-4, Class 3A1, 4.50%, 04/25/19	958
476	Series 2004-6, Class 15PO, PO, 05/25/19	356
1,416	Series 2004-8, Class 1A1, 4.75%, 08/25/19	1,312
496	Series 2004-8, Class PO, PO, 08/25/19	344
1,000	Series 2006-2, Class 1A30, 6.00%, 06/25/36	812
8,711	MASTR Resecuritization Trust, Series 2005-PO, Class 3PO, PO, 05/28/35 (e)	5,603
187	Merrill Lynch Trust, Series 47, Class Z, 8.99%, 10/20/20	203
1,426	MortgageIT Trust, Series 2005-1, Class 1A1, FRN, 2.71%, 02/25/35	1,331
	Nomura Asset Acceptance Corp.,
1,264	Series 2003-A1, Class A1, 5.50%, 05/25/33	1,171
837	Series 2003-A1, Class A2, 6.00%, 05/25/33	755
69	Series 2003-A1, Class A5, 7.00%, 04/25/33	66
187	Series 2003-A1, Class A7, 5.00%, 04/25/18	175
1,074	Series 2004-R2, Class A1, VAR, 6.50%, 10/25/34 (e)	1,086
	Paine Webber CMO Trust,
10	Series H, Class 4, 8.75%, 04/01/18	10
42	Series P, Class 4, 8.50%, 08/01/19	42
899	RAAC Series, Series 2005-SP1, Class 2A10, 5.25%, 09/25/34	892
	Residential Accredit Loans, Inc.,
2,220	Series 2002-QS8, Class A5, 6.25%, 06/25/17	2,213
719	Series 2002-QS16, Class A3, IF, 11.62%, 10/25/17	753
4,434	Series 2003-QR19, Class CB4, 5.75%, 10/25/33	4,061
1,499	Series 2003-QS3, Class A2, IF, 11.24%, 02/25/18	1,551
1,593	Series 2003-QS3, Class A8, IF, IO, 5.21%, 02/25/18	154
4,175	Series 2003-QS9, Class A3, IF, IO, 5.16%, 05/25/18	484
3,618	Series 2003-QS12, Class A2A, IF, IO, 5.21%, 06/25/18	435
1,101	Series 2003-QS12, Class A5, IO, 5.00%, 06/25/18	151
7,367	Series 2003-QS14, Class A1, 5.00%, 07/25/18	6,994
2,264	Series 2003-QS18, Class A1, 5.00%, 09/25/18	2,138
4,625	Series 2004-QA6, Class NB2, VAR, 5.29%, 12/26/34	3,857
1,130	Series 2004-QS8, Class A2, 5.00%, 06/25/34	1,083
2,228	Series 2005-QA7, Class A21, VAR, 4.82%, 07/25/35	1,905
738	Series 2006-QS4, Class A7, IF, 12.22%, 04/25/36	861
	Residential Asset Securitization Trust,
1,206	Series 2003-A13, Class A3, 5.50%, 01/25/34	1,114

JPMorgan Core Bond Trust

Schedule of Portfolio Investments
As of May 31, 2008 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

264	Series 2003-A14, Class A1, 4.75%, 02/25/19	246
1,173	Series 2005-A11, Class PO, PO, 10/25/35	671
2,517	Series 2006-A4, Class 2A5, 6.00%, 05/25/36	2,423
	Residential Funding Mortgage Securities I,
4,441	Series 2003-S7, Class A17, 4.00%, 05/25/33	4,057
479	Series 2003-S11, Class 4A1, 2.50%, 06/25/18	461
1,507	Series 2003-S12, Class 4A5, 4.50%, 12/25/32	1,420
1,130	Series 2003-S13, Class A3, 5.50%, 06/25/33	951
1,133	Series 2003-S14, Class A4, PO, 07/25/18	829
2,395	Series 2004-S3, Class A1, 4.75%, 03/25/19	2,323
3,315	Series 2004-S6, Class 2A6, PO, 06/25/34	2,112
1,018	Series 2004-S9, Class 2A1, 4.75%, 12/25/19	1,003
1,947	Series 2005-SA4, Class 1A1, VAR, 4.96%, 09/25/35	1,883
1,000	Series 2007-S2, Class A11, 5.75%, 02/25/37	998
260	Residential Funding Securities Corp., Series 2003-RM2, Class AP3, PO, 05/25/33	161
1	Rural Housing Trust, Series 1987-1, Class 3B, 7.33%, 04/01/26	1
	Salomon Brothers Mortgage Securities VII, Inc.,
15	Series 2000-UP1, Class A2, 8.00%, 09/25/30	15
365	Series 2003-UP2, Class PO1, PO, 12/25/18	296
2,826	Structured Adjustable Rate Mortgage Loan Trust, Series 2004-6, Class 5A4, VAR, 4.97%, 06/25/34	2,566
	Structured Asset Securities Corp.,
138	Series 2002-10H, Class 1AP, PO, 05/25/32	116
753	Series 2003-8, Class 1A2, 5.00%, 04/25/18	732
785	Series 2003-31A, Class B1, VAR, 4.82%, 10/25/33 (i)	674
3,853	Series 2004-20, Class 1A3, 5.25%, 11/25/34	3,595
1,000	Series 2005-10, Class 5A9, 5.25%, 12/25/34	836
	Washington Mutual Alternative Mortgage Pass-Through Certificates,
21,317	Series 2005-2, Class 1A4, IF, IO, 2.66%, 04/25/35	631
4,954	Series 2005-2, Class 2A3, IF, IO, 2.61%, 04/25/35	144
4,281	Series 2005-4, Class CB7, 5.50%, 06/25/35	3,510
1,890	Series 2005-6, Class 2A4, 5.50%, 08/25/35	1,639
4,585	Series 2005-6, Class 2A9, 5.50%, 08/25/35	2,278
735	Washington Mutual MSC Mortgage Pass-Through Certificates, Series 2002-MS12, Class A, 6.50%, 05/25/32	720
	Washington Mutual Pass-Through Certificates,
436	Series 2003-AR8, Class A, FRN, 4.03%, 08/25/33	429
1,507	Series 2003-S8, Class A6, 4.50%, 09/25/18	1,458
832	Series 2003-S9, Class P, PO, 10/25/33	469
4,565	Series 2003-S10, Class A5, 5.00%, 10/25/18	4,373
502	Series 2003-S10, Class A6, PO, 10/25/18	298
460	Series 2004-AR3, Class A2, VAR, 4.24%, 06/25/34	446
2,099	Series 2004-RS2, Class A4, 5.00%, 11/25/33	1,522
4,785	Series 2004-S3, Class 2A3, IF, 12.26%, 07/25/34	4,961
877	Series 2006-AR10, Class 2P, VAR, 0.00%, 09/25/36	621
784	Series 2006-AR12, Class 2P, VAR, 0.00%, 10/25/36	550
	Wells Fargo Mortgage Backed Securities Trust,
2,794	Series 2002-18, Class 2A5, 6.00%, 12/25/32	2,782
2,118	Series 2003-1, Class 1A1, 4.50%, 02/25/18	2,077
942	Series 2003-8, Class A9, 4.50%, 08/25/18	907
2,260	Series 2003-11, Class 1A4, 4.75%, 10/25/18	2,192
920	Series 2003-11, Class 1APO, PO, 10/25/18	651
1,884	Series 2003-13, Class A7, 4.50%, 11/25/18	1,798
2,623	Series 2003-16, Class 2A1, 4.50%, 12/25/18	2,490
2,315	Series 2003-16, Class 2A3, 4.50%, 12/25/18	2,263
901	Series 2003-17, Class 2A4, 5.50%, 01/25/34	893
4,214	Series 2003-K, Class 1A2, FRN, 4.49%, 11/25/33	3,994
1,744	Series 2004-7, Class 2A1, 4.50%, 07/25/19	1,682
1,668	Series 2004-7, Class 2A2, 5.00%, 07/25/19	1,625
4,578	Series 2004-BB, Class A4, FRN, 4.56%, 01/25/35	4,454
1,933	Series 2004-EE, Class 3A1, FRN, 4.01%, 12/25/34	1,906
4,632	Series 2004-P, Class 2A1, FRN, 4.23%, 09/25/34	4,485
2,946	Series 2004-S, Class A5, FRN, 3.54%, 09/25/34	2,927
775	Series 2005-13, Class APO, PO, 11/25/20	462
1,460	Series 2005-16, Class APO, PO, 01/25/36	860
789	Series 2005-AR10, Class 2A4, FRN, 4.11%, 06/25/35	783
1,333	Series 2005-AR16, Class 2A1, VAR, 4.94%, 10/25/35	1,275
2,364	Series 2006-2, Class APO, PO, 03/25/36	1,378
4,726	Series 2006-3, Class A8, 5.50%, 03/25/36	4,689
1,602	Series 2006-4, Class 1APO, PO, 04/25/36	905
2,500	Series 2007-7, Class A7, 6.00%, 06/25/37	2,287
953	Series 2007-11, Class A14, 6.00%, 08/25/37	906

		387,473

	Total Collateralized Mortgage Obligations (Cost $1,331,663)	1,308,318

	Commercial Mortgage Backed Securities — 1.7%
4,306	Banc of America Commercial Mortgage, Inc., Series 2005-6, Class ASB, VAR, 5.18%, 09/10/47	4,197
	Bear Stearns Commercial Mortgage Securities,
13	Series 2000-WF1, Class A1, VAR, 7.64%, 02/15/32 (y)	13
435	Series 2002-PBW1, Class A1, VAR, 3.97%, 11/11/35 (y)	430
2,183	Series 2005-PWR9, Class AAB, 4.80%, 09/11/42 (y)	2,105
3,113	Series 2006-PW11, Class A4, VAR, 5.46%, 03/11/39 (y)	3,083
2,321	Series 2006-PW14, Class A1, 5.04%, 12/11/38 (y)	2,324
2,673	Citigroup Commercial Mortgage Trust, Series 2006-C4, Class A1, VAR, 5.72%, 03/15/49	2,710
2,988	CS First Boston Mortgage Securities Corp., Series 1998-C2, Class A2, 6.30%, 11/15/30	3,003
2,539	DLJ Commercial Mortgage Corp., Series 1999-CG2, Class A1B, VAR, 7.30%, 06/10/32	2,594
559	First Union-Chase Commercial Mortgage, Series 1999-C2, Class A2, 6.65%, 06/15/31	565
1,000	LB-UBS Commercial Mortgage Trust, Series 2008-C1, Class A2, VAR, 6.15%, 04/15/41	1,007
	Merrill Lynch Mortgage Trust,
3,055	Series 2005-LC1, Class A4, VAR, 5.29%, 01/12/44	2,998
3,341	Series 2005-MCP1, Class ASB, VAR, 4.67%, 06/12/43	3,223
3,047	Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-1, Class A4, VAR, 5.42%, 02/12/39	3,010
	Morgan Stanley Capital I,
2,251	Series 2006-IQ12, Class A1, 5.26%, 12/15/43	2,264
1,073	Series 2006-T23, Class A1, 5.68%, 08/12/41	1,090
3,010	TIAA Retail Commercial Trust (Cayman Islands), Series 2007-C4, Class A3, VAR, 6.10%, 08/15/39	3,024
4,334	Wachovia Bank Commercial Mortgage Trust, Series 2004-C15, Class A2, 4.04%, 10/15/41	4,290

	Total Commercial Mortgage Backed Securities (Cost $42,417)	41,930

	Corporate Bonds — 15.5%
	Aerospace & Defense — 0.1%
300	Honeywell International, Inc., 5.30%, 03/01/18	296
1,059	Northrop Grumman Corp., 7.13%, 02/15/11	1,124
504	Systems 2001 AT LLC (Cayman Islands), 7.16%, 12/15/11 (e)	521

		1,941

	Air Freight & Logistics — 0.0% (g)
425	United Parcel Service, Inc., 5.50%, 01/15/18	430

	Airlines — 0.1%
414	American Airlines, Inc., 7.02%, 10/15/09 (c)	409

JPMorgan Core Bond Trust

Schedule of Portfolio Investments As of May 31, 2008 (Unaudited) (continued) (Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

	Continental Airlines, Inc.,
942	7.06%, 09/15/09	930
299	7.26%, 03/15/20	290
300	7.49%, 10/02/10	290
	United Air Lines, Inc.,
203	6.07%, 03/01/13	204
270	6.20%, 09/01/08	265

		2,388

	Automobiles — 0.1%
	DaimlerChrysler NA Holding Corp.,
1,000	6.50%, 11/15/13	1,037
2,157	7.20%, 09/01/09	2,224

		3,261

	Beverages — 0.1%
	Anheuser-Busch Cos., Inc.,
600	5.50%, 01/15/18	580
900	5.75%, 04/01/36	822
260	Coca-Cola Enterprises, Inc.,
	8.50%, 02/01/12	292

		1,694

	Capital Markets — 2.6%
	Bear Stearns Cos., Inc. (The),
4,305	3.25%, 03/25/09 (y)	4,247
1,000	5.70%, 11/15/14 (y)	975
2,200	6.40%, 10/02/17 (y)	2,209
210	7.25%, 02/01/18 (y)	223
	Credit Suisse First Boston USA, Inc.,
454	4.70%, 06/01/09 (c)	457
500	5.13%, 08/15/15	481
942	5.50%, 08/15/13	942
5,910	6.13%, 11/15/11	6,082
	Goldman Sachs Group, Inc. (The),
1,254	3.88%, 01/15/09	1,254
1,041	4.75%, 07/15/13	1,016
2,660	5.15%, 01/15/14	2,583
1,032	5.25%, 10/15/13	1,012
750	5.50%, 11/15/14	736
4,100	5.95%, 01/18/18	4,013
1,531	6.60%, 01/15/12	1,591
377	6.65%, 05/15/09	387
475	6.75%, 10/01/37	446
4,547	6.88%, 01/15/11	4,769
192	7.35%, 10/01/09	199
	Lehman Brothers Holdings, Inc.,
1,246	4.80%, 03/13/14	1,129
1,000	5.50%, 04/04/16	902
1,200	5.75%, 05/17/13	1,154
1,850	6.00%, 07/19/12	1,794
1,620	6.63%, 01/18/12	1,617
257	7.88%, 11/01/09	264
	Merrill Lynch & Co., Inc.,
763	3.13%, 07/15/08	762
1,995	4.13%, 01/15/09	1,976
433	4.79%, 08/04/10	424
2,185	5.45%, 07/15/14	2,075
920	5.70%, 05/02/17	831
550	6.05%, 08/15/12	544
1,060	6.15%, 04/25/13	1,041
1,966	6.40%, 08/28/17 (c)	1,874
1,239	6.88%, 04/25/18	1,215
	Morgan Stanley,
500	4.25%, 05/15/10 (c)	488
1,989	4.75%, 04/01/14	1,834
1,785	5.30%, 03/01/13	1,739
900	5.75%, 08/31/12 (c)	889
2,430	6.60%, 04/01/12	2,479
5,152	6.75%, 04/15/11	5,270
370	6.75%, 10/15/13	373
339	8.00%, 06/15/10	352
1,347	State Street Corp., 7.65%, 06/15/10	1,420
	UBS AG (Switzerland),
500	5.75%, 04/25/18	487
425	5.88%, 12/20/17	423

		66,978

	Chemicals — 0.3%
200	Air Products & Chemicals, Inc., 4.15%, 02/01/13	195
1,170	Dow Capital BV (Netherlands), 8.50%, 06/08/10	1,253
	Dow Chemical Co. (The),
1,175	6.00%, 10/01/12	1,206
402	6.13%, 02/01/11	415
360	7.38%, 11/01/29	390
1,410	Monsanto Co., 7.38%, 08/15/12	1,545
875	Potash Corp. of Saskatchewan (Canada), 4.88%, 03/01/13	865
	Praxair, Inc.,
600	4.63%, 03/30/15	581
885	5.25%, 11/15/14	886

		7,336

	Commercial Banks — 1.8%
	Barclays Bank plc (United Kingdom),
1,500	5.45%, 09/12/12	1,525
1,000	6.05%, 12/04/17 (e)	977
665	Fifth Third Bancorp, 5.45%, 01/15/17	603
2,072	Firstar Bank N.A., 7.13%, 12/01/09	2,161
1,177	Huntington National Bank, 8.00%, 04/01/10	1,216
	KEY Bank N.A.,
2,400	5.50%, 09/17/12 (c)	2,322
550	7.50%, 09/15/08	555
	KeyCorp,
1,600	4.70%, 05/21/09	1,595
150	6.50%, 05/14/13	147
2,100	Manufacturers & Traders Trust Co., 6.63%, 12/04/17	2,060
1,800	Marshall & Ilsley Corp., 5.35%, 04/01/11	1,785
700	National City Bank, FRN, 2.93%, 01/21/10	656
1,840	PNC Funding Corp., 5.25%, 11/15/15	1,711
600	Regions Financial Corp., 7.38%, 12/10/37	530
1,588	Royal Bank of Canada (Canada), 3.88%, 05/04/09	1,593
	SunTrust Bank,
2,000	5.25%, 11/05/12	1,942
810	6.00%, 09/11/17 (c)	766
880	6.38%, 04/01/11	900

JPMorgan Core Bond Trust

Schedule of Portfolio Investments As of May 31, 2008 (Unaudited) (continued) (Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

1,072	US Bancorp, 7.50%, 06/01/26	1,132
	Wachovia Bank N.A.,
1,000	5.60%, 03/15/16	968
1,125	6.60%, 01/15/38	1,040
836	7.80%, 08/18/10	881
	Wachovia Corp.,
1,865	3.50%, 08/15/08	1,864
2,498	3.63%, 02/17/09	2,482
4,385	5.75%, 02/01/18	4,235
	Wells Fargo & Co.,
1,972	3.13%, 04/01/09 (c)	1,967
565	4.20%, 01/15/10	567
1,600	5.00%, 11/15/14	1,555
2,000	5.30%, 08/26/11 (c)	2,034
2,085	5.63%, 12/11/17	2,082
2,099	Wells Fargo Bank N.A., 7.55%, 06/21/10	2,226

		46,077

	Communications Equipment—0.0% (g)
778	Cisco Systems, Inc., 5.50%, 02/22/16	788

	Computers & Peripherals—0.2%
1,320	Hewlett-Packard Co., 5.40%, 03/01/17	1,304
	International Business Machines Corp.,
1,055	5.39%, 01/22/09	1,068
2,600	5.70%, 09/14/17	2,643
650	6.22%, 08/01/27	653

		5,668

	Consumer Finance—1.1%
1,283	American General Finance Corp., 5.38%, 10/01/12	1,241
160	Capital One Bank USA N.A., 5.75%, 09/15/10	160
	Capital One Financial Corp.,
850	5.70%, 09/15/11	821
1,870	6.25%, 11/15/13 (c)	1,837
650	6.75%, 09/15/17 (c)	651
	HSBC Finance Corp.,
942	4.75%, 05/15/09 (c)	947
1,000	4.75%, 07/15/13 (c)	956
1,733	5.00%, 06/30/15 (c)	1,654
2,200	5.25%, 01/15/14	2,166
1,000	5.50%, 01/19/16 (c)	967
6,838	5.88%, 02/01/09	6,913
188	6.38%, 11/27/12	194
1,259	6.40%, 06/17/08	1,260
2,135	6.50%, 11/15/08	2,160
452	6.75%, 05/15/11	464
207	7.35%, 11/27/32	207
430	International Lease Finance Corp., 6.38%, 03/15/09	436
	John Deere Capital Corp.,
310	4.40%, 07/15/09	311
265	4.50%, 04/03/13 (c)	261
	SLM Corp.,
2,215	4.00%, 01/15/10	2,056
1,023	5.38%, 01/15/13	892
567	Toyota Motor Credit Corp., 2.88%, 08/01/08 (c)	567
1,725	Washington Mutual Financial Corp., 6.88%, 05/15/11	1,788

		28,909

	Diversified Financial Services—2.7%
500	Allstate Life Global Funding Trusts, 5.38%, 04/30/13	500
	Associates Corp. of North America,
942	7.95%, 02/15/10	980
1,856	8.15%, 08/01/09	1,933
1,160	8.55%, 07/15/09	1,211
	Bank of America Corp.,
300	4.90%, 05/01/13	296
2,520	5.63%, 10/14/16	2,473
1,440	5.65%, 05/01/18	1,396
1,510	5.75%, 08/15/16	1,488
1,023	7.40%, 01/15/11	1,079
5,133	7.80%, 02/15/10	5,401
400	BHP Billiton Finance USA Ltd. (Australia), 5.40%, 03/29/17	385
	Caterpillar Financial Services Corp.,
800	4.85%, 12/07/12	798
560	5.50%, 03/15/16 (c)	560
	CIT Group, Inc.,
1,650	5.00%, 02/13/14	1,344
1,200	7.63%, 11/30/12 (c)	1,105
	Citigroup, Inc.,
856	4.70%, 05/29/15	791
1,015	5.00%, 09/15/14	950
2,025	5.13%, 05/05/14 (c)	2,005
2,112	5.63%, 08/27/12	2,107
1,000	6.00%, 08/15/17	981
323	6.20%, 03/15/09 (c)	327
	General Electric Capital Corp.,
791	4.63%, 09/15/09	800
2,600	4.80%, 05/01/13	2,585
5,800	5.25%, 10/19/12	5,889
2,500	5.40%, 02/15/17	2,427
5,000	5.63%, 05/01/18	4,939
1,000	5.65%, 06/09/14	1,022
7,304	5.88%, 02/15/12	7,551
300	5.88%, 01/14/38	273
3,132	6.00%, 06/15/12	3,262
3,126	6.13%, 02/22/11	3,254
1,974	6.75%, 03/15/32	1,997
3,100	Genworth Global Funding Trusts, 5.20%, 10/08/10	3,100
477	International Lease Finance Corp., 5.88%, 05/01/13	467
600	National Rural Utilities Cooperative Finance Corp., 4.75%, 03/01/14	588
	Textron Financial Corp.,
1,049	5.13%, 02/03/11	1,061
640	5.40%, 04/28/13	633

		67,958

	Diversified Telecommunication Services — 1.4%
	AT&T, Inc.,
3,370	4.95%, 01/15/13	3,360
2,500	6.30%, 01/15/38	2,401
844	Bell Telephone Co. of Pennsylvania, 8.35%, 12/15/30	962
916	Bellsouth Capital Funding Corp., 7.75%, 02/15/10	966
428	BellSouth Corp., 5.20%, 09/15/14	426

JPMorgan Core Bond Trust

Schedule of Portfolio Investments As of May 31, 2008 (Unaudited) (continued) (Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

1,299	Bellsouth Telecommunications, Inc., 6.30%, 12/15/15	1,340
	British Telecommunications plc (United Kingdom),
2,500	5.15%, 01/15/13	2,445
3,090	8.62%, 12/15/10	3,349
100	Deutsche Telekom International Finance BV (Netherlands), 8.25%, 06/15/30	119
1,884	France Telecom S.A. (France), 7.75%, 03/01/11	2,017
2,294	Nynex Capital Funding Co., SUB, 8.23%, 10/15/09	2,363
375	SBC Communications, Inc., 5.10%, 09/15/14	372
	Sprint Capital Corp.,
1,212	7.63%, 01/30/11	1,173
377	8.38%, 03/15/12 (c)	367
542	8.75%, 03/15/32	489
	Telecom Italia Capital S.A. (Luxembourg),
1,400	4.95%, 09/30/14	1,289
1,563	5.25%, 11/15/13	1,492
750	7.00%, 06/04/18	752
850	Telefonica Emisones S.A.U. (Spain), 5.86%, 02/04/13	857
1,017	TELUS Corp. (Canada), 8.00%, 06/01/11	1,097
	Verizon Communications, Inc.,
650	5.50%, 04/01/17 (c)	640
400	5.55%, 02/15/16	398
753	7.51%, 04/01/09	775
642	Verizon Florida, Inc., 6.13%, 01/15/13	658
3,107	Verizon Global Funding Corp., 7.25%, 12/01/10	3,324
554	Verizon Maryland, Inc., 6.13%, 03/01/12	567
902	Verizon Virginia, Inc., 4.63%, 03/15/13	876

		34,874

	Electric Utilities — 0.7%
	Alabama Power Co.,
272	4.70%, 12/01/10	276
100	6.13%, 05/15/38	99
264	Appalachian Power Co., 6.60%, 05/01/09	269
848	Carolina Power & Light Co., 5.13%, 09/15/13	861
1,371	CenterPoint Energy Houston Electric LLC, 5.75%, 01/15/14	1,365
480	Cleveland Electric Illuminating Co. (The), 7.88%, 11/01/17	528
300	Columbus Southern Power Co., 6.05%, 05/01/18	296
175	Connecticut Light & Power Co., 5.65%, 05/01/18 (c)	173
650	Duke Energy Carolinas LLC, 5.10%, 04/15/18 (c)	633
1,893	Exelon Generation Co. LLC, 6.95%, 06/15/11	1,963
	Florida Power & Light Co.,
410	5.95%, 10/01/33 (c)	401
300	5.95%, 02/01/38	293
187	Kiowa Power Partners LLC, 4.81%, 12/30/13 (e)	183
100	MidAmerican Energy Co., 5.30%, 03/15/18	98
750	Pacific Gas & Electric Co., 5.63%, 11/30/17	749
100	Peco Energy Co., 5.35%, 03/01/18	98
1,025	Potomac Electric Power, 6.50%, 11/15/37	1,012
897	PSEG Power LLC, 7.75%, 04/15/11	957
2,400	Public Service Co. of Oklahoma, 6.63%, 11/15/37	2,233
200	Southern California Edison Co., 5.95%, 02/01/38	195
1,000	Spectra Energy Capital LLC, 5.50%, 03/01/14	971
	Virginia Electric and Power Co.,
1,000	5.10%, 11/30/12	1,006
1,300	5.40%, 04/30/18	1,264
600	5.95%, 09/15/17	608

		16,531

	Electronic Equipment & Instruments — 0.0% (g)
550	Arrow Electronics, Inc., 6.88%, 07/01/13	572

	Food & Staples Retailing — 0.1%
1,150	Kroger Co. (The), 8.05%, 02/01/10	1,207
	Wal-Mart Stores, Inc.,
420	4.25%, 04/15/13 (c)	417
740	5.25%, 09/01/35	641
200	6.20%, 04/15/38	196
350	7.55%, 02/15/30	392

		2,853

	Food Products — 0.2%
	Kellogg Co.,
400	4.25%, 03/06/13	388
1,200	5.13%, 12/03/12	1,212
	Kraft Foods, Inc.,
1,400	6.13%, 02/01/18	1,370
600	6.13%, 08/23/18	585
600	6.88%, 02/01/38	583
500	6.88%, 01/26/39	484

		4,622

	Gas Utilities — 0.1%
105	Atmos Energy Corp., 5.13%, 01/15/13	102
320	CenterPoint Energy Resources Corp., 6.13%, 11/01/17 (c)	314
697	KeySpan Gas East Corp., 7.88%, 02/01/10	735
375	Schlumberger Technology Corp., 6.50%, 04/15/12 (e)	398
	TransCanada Pipelines Ltd. (Canada),
945	4.00%, 06/15/13	901
500	6.20%, 10/15/37 (c)	459

		2,909

	Health Care Equipment & Supplies—0.0% (g)
200	Baxter International, Inc. 4.63%, 03/15/15	191

	Hotels, Restaurants & Leisure—0.0% (g)
400	McDonald’s Corp., 4.30%, 03/01/13	395

JPMorgan Core Bond Trust

Schedule of Portfolio Investments As of May 31, 2008 (Unaudited) (continued) (Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

	Industrial Conglomerates — 0.0% (g)
300	Siemens Financieringsmaatschappij N.V. (Netherlands), 5.75%, 10/17/16 (e)	299

	Insurance — 1.3%
	American International Group, Inc.,
1,469	4.25%, 05/15/13	1,375
3,095	5.45%, 05/18/17	2,934
2,185	ASIF Global Financing XIX, 4.90%, 01/17/13 (e)	2,111
2,260	ASIF Global Financing XXIII, 3.90%, 10/22/08 (e)	2,253
	Berkshire Hathaway Finance Corp.,
1,000	4.60%, 05/15/13 (e)	995
1,200	5.40%, 05/15/18 (e)	1,197
100	Chubb Corp., 5.75%, 05/15/18	98
1,695	Jackson National Life Global Funding, 6.13%, 05/30/12 (e)	1,753
	John Hancock Global Funding II,
942	3.50%, 01/30/09 (e)	941
1,017	7.90%, 07/02/10 (e)	1,086
1,658	MassMutual Global Funding II, 3.50%, 03/15/10 (e)	1,642
1,100	MetLife Life and Annuity Co. of Connecticut, 5.13%, 08/15/14 (e)	1,041
1,093	Metropolitan Life Global Funding I, 5.20%, 09/18/13 (e)	1,073
2,260	Monumental Global Funding II, 4.38%, 07/30/09 (e)	2,246
467	Nationwide Financial Services, 6.25%, 11/15/11	475
	New York Life Global Funding,
895	3.88%, 01/15/09 (e)	898
2,637	5.38%, 09/15/13 (e)	2,654
	Pacific Life Global Funding,
571	3.75%, 01/15/09 (e)	571
400	5.15%, 04/15/13 (c) (e)	394
	Principal Life Global Funding I,
942	2.80%, 06/26/08 (e)	941
4,049	6.25%, 02/15/12 (e)	4,235
	Protective Life Secured Trust,
835	4.00%, 10/07/09	828
2,350	4.00%, 04/01/11	2,228
200	Travelers Cos., Inc. (The), 5.80%, 05/15/18 (c)	196

		34,165

	Machinery — 0.0% (g)
500	Eaton Corp., 5.60%, 05/15/18	490
125	Parker-Hannifin Corp., 5.50%, 05/15/18 (c)	124

		614

	Media — 0.6%
599	Comcast Cable Communications LLC, 7.13%, 06/15/13	632
	Comcast Corp.,
1,000	5.30%, 01/15/14	977
1,484	5.50%, 03/15/11	1,480
1,845	5.90%, 03/15/16	1,837
700	Comcast Holdings Corp., 10.63%, 07/15/12	812
688	Cox Communications, Inc., 7.75%, 11/01/10	725
1,177	Historic TW, Inc., 9.15%, 02/01/23	1,366
2,750	TCI Communication, Inc., 9.80%, 02/01/12	3,013
2,000	Time Warner Cable, Inc., 5.85%, 05/01/17	1,919
	Time Warner Entertainment Co. LP,
100	8.38%, 03/15/23	109
600	8.38%, 07/15/33	655
866	10.15%, 05/01/12	984
171	Time Warner, Inc., 7.70%, 05/01/32	179

		14,688

	Metals & Mining — 0.1%
1,172	Alcoa, Inc., 5.55%, 02/01/17	1,118

	Multi-Utilities — 0.2%
749	Dominion Resources, Inc., 6.25%, 06/30/12	779
1,413	DTE Energy Co., 6.65%, 04/15/09	1,439
	Duke Energy Corp.,
1,884	4.20%, 10/01/08 (c)	1,887
1,408	5.63%, 11/30/12	1,451
200	Public Service Electric & Gas Co., 5.30%, 05/01/18	196

		5,752

	Multiline Retail — 0.1%
1,200	Nordstrom, Inc., 7.00%, 01/15/38	1,156
500	Target Corp., 7.00%, 01/15/38	522

		1,678

	Oil, Gas & Consumable Fuels — 0.3%
1,000	Canadian Natural Resources Ltd. (Canada), 6.75%, 02/01/39 (c)	1,017
400	Conoco Funding Co. (Canada), 7.25%, 10/15/31	454
	ConocoPhillips,
200	5.20%, 05/15/18	197
200	5.90%, 05/15/38	195
1,000	ConocoPhillips Canada Funding Co. (Canada), 5.63%, 10/15/16 (c)	1,024
1,760	ConocoPhillips Co., 8.75%, 05/25/10	1,924
200	Kerr-McGee Corp., 6.95%, 07/01/24	209
	Marathon Oil Corp.,
750	5.90%, 03/15/18	742
1,500	6.00%, 10/01/17	1,497
600	Petro-Canada (Canada), 6.80%, 05/15/38	587
300	XTO Energy, Inc., 4.63%, 06/15/13	290

		8,136

	Paper & Forest Products — 0.1%
	International Paper Co.,
1,291	4.00%, 04/01/10	1,261
600	4.25%, 01/15/09	598
471	Weyerhaeuser Co., 6.75%, 03/15/12	487

		2,346

JPMorgan Core Bond Trust

Schedule of Portfolio Investments As of May 31, 2008 (Unaudited) (continued) (Amounts in thousands)

Principal Amount ($)		Security Description	Value ($)

		Personal Products — 0.0% (g)
840		Procter & Gamble Co., 9.36%, 01/01/21	1,053

		Pharmaceuticals — 0.1%
250		Abbott Laboratories, 6.15%, 11/30/37	249
625		AstraZeneca plc (United Kingdom), 5.40%, 06/01/14	640
		GlaxoSmithKline Capital, Inc.,
750		4.85%, 05/15/13	747
530		6.38%, 05/15/38	523
650		Schering-Plough Corp., 6.00%, 09/15/17	643

			2,802

		Real Estate Investment Trusts (REITs) — 0.1%
1,300		HRPT Properties Trust, 6.65%, 01/15/18	1,221
		Simon Property Group LP,
700		5.63%, 08/15/14	678
200		6.10%, 05/01/16	197

			2,096

		Real Estate Management & Development — 0.0% (g)
269		ERP Operating LP, 4.75%, 06/15/09	268

		Road & Rail — 0.2%
		Burlington Northern Santa Fe Corp.,
828		6.13%, 03/15/09	838
959		7.13%, 12/15/10	1,008
350		Erac USA Finance Co., 6.38%, 10/15/17 (e)	313
355		Norfolk Southern Corp., 7.70%, 05/15/17	398
		Union Pacific Corp.,
235		4.88%, 01/15/15	224
1,100		5.65%, 05/01/17	1,080
600		5.70%, 08/15/18	592

			4,453

		Software — 0.1%
		Oracle Corp.,
600		5.75%, 04/15/18	596
200		6.50%, 04/15/38	200
1,382		Oracle Corp. and Ozark Holding, Inc., 5.25%, 01/15/16	1,369

			2,165

		Specialty Retail — 0.0% (g)
500		Home Depot, Inc., 5.40%, 03/01/16	471

		Thrifts & Mortgage Finance — 0.4%
616		Bank United, 8.00%, 03/15/09	599
		Countrywide Home Loans, Inc.,
2,795		4.00%, 03/22/11 (c)	2,503
180		4.13%, 09/15/09 (i)	166
770		Washington Mutual Bank FA, 6.88%, 06/15/11	720
		Washington Mutual, Inc.,
1,267		4.20%, 01/15/10	1,166
720		4.63%, 04/01/14	590
1,000		5.25%, 09/15/17	840
1,000		7.25%, 11/01/17	890
1,100		World Savings Bank FSB, 4.50%, 06/15/09	1,101

			8,575

		Water Utilities — 0.0% (g)
1,000		American Water, 6.09%, 10/15/17 (e)	985

		Wireless Telecommunication Services — 0.3%
1,637		New Cingular Wireless Services, Inc., 7.88%, 03/01/11	1,754
4,500		Sprint Nextel Corp., 6.00%, 12/01/16	3,713
500		Vodafone Group plc (United Kingdom), 5.00%, 09/15/15	479

			5,946

		Total Corporate Bonds (Cost $403,440)	393,985

		Foreign Government Securities — 0.5%
		Province of Quebec (Canada),
4,332		5.75%, 02/15/09	4,396
377		SUB, 7.37%, 03/06/26	458
		United Mexican States (Mexico),
1,569		4.63%, 10/08/08 (c)	1,576
1,407		6.38%, 01/16/13	1,504
856		6.63%, 03/03/15	934
3,308		7.50%, 04/08/33	3,912

		Total Foreign Government Securities (Cost $12,488)	12,780

		Mortgage Pass-Through Securities — 10.3%
		Federal Home Loan Mortgage Corp.,
3,128		ARM, 4.14%, 04/01/34	3,114
2,023		ARM, 4.30%, 12/01/33	2,049
2,040		ARM, 4.68%, 12/01/34	2,079
2,093		ARM, 5.69%, 11/01/36	2,137
1,911		ARM, 5.89%, 10/01/36	1,957
871		ARM, 5.91%, 02/01/37	890
132		ARM, 6.36%, 07/01/19	133
87		ARM, 6.49%, 04/01/30	88
		30 Year, Single Family,
—	(h)	7.50%, 07/01/16	—	(h)
32		12.00%, 08/01/15 - 07/01/19	35
		Federal Home Loan Mortgage Corp. Gold Pool, 15 Year, Single Family,
10,079		4.00%, 06/01/13 - 05/01/19	9,793
595		4.50%, 08/01/18	583
193		5.50%, 06/01/17	196
220		6.00%, 04/01/18	227
2,463		6.50%, 08/01/16 - 02/01/19	2,559
1,009		7.00%, 01/01/17 - 04/01/17	1,059
289		7.50%, 09/01/10 - 11/01/15	299
87		8.50%, 11/01/15	97
		20 Year, Single Family,
524		6.00%, 12/01/22	537
1,480		6.50%, 11/01/22	1,542
		30 Year, Single Family,
4,523		4.00%, 09/01/35	4,128
5,652		5.00%, 01/01/34 - 09/01/34	5,484
7,441		5.50%, 10/01/33 - 07/01/35	7,418
1,205		6.00%, 12/01/33 - 01/01/34	1,228
6,338		6.50%, 11/01/34 - 11/01/36	6,555
2,401		7.00%, 07/01/32 - 10/01/36	2,531
		Other,
1,656		5.50%, 10/01/33 - 01/01/34	1,639
399		7.00%, 07/01/29	417
		Federal National Mortgage Association,
467		ARM, 3.84%, 07/01/33	471

JPMorgan Core Bond Trust

Schedule of Portfolio Investments
As of May 31, 2008 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

1,626	ARM, 3.98%, 05/01/34	1,658
2,333	ARM, 4.11%, 09/01/33	2,328
898	ARM, 4.12%, 01/01/34	894
2,310	ARM, 4.17%, 07/01/33	2,342
1,223	ARM, 4.22%, 04/01/34	1,221
769	ARM, 4.27%, 05/01/35	769
3,657	ARM, 4.32%, 06/01/35	3,649
701	ARM, 4.35%, 02/01/34	705
774	ARM, 4.48%, 07/01/34	793
667	ARM, 4.52%, 01/01/36	676
540	ARM, 4.56%, 09/01/34	550
1,797	ARM, 4.57%, 11/01/34	1,824
2,216	ARM, 4.66%, 04/01/35	2,210
2,152	ARM, 4.70%, 01/01/35	2,185
298	ARM, 4.71%, 04/01/34	309
1,119	ARM, 4.71%, 11/01/34	1,135
1,467	ARM, 4.76%, 10/01/34	1,484
3,663	ARM, 4.78%, 08/01/34	3,675
2,210	ARM, 4.79%, 10/01/34	2,231
716	ARM, 4.79%, 09/01/35	723
222	ARM, 4.81%, 09/01/27	222
6,664	ARM, 4.81%, 04/01/35	6,761
3,546	ARM, 4.83%, 01/01/35	3,586
2,944	ARM, 4.87%, 01/01/33	3,022
672	ARM, 4.87%, 02/01/35	679
227	ARM, 4.89%, 03/01/29	227
1,101	ARM, 4.91%, 09/01/34	1,108
1,484	ARM, 4.92%, 08/01/34	1,491
2,722	ARM, 4.98%, 07/01/33	2,754
2,528	ARM, 4.99%, 05/01/35	2,561
1,336	ARM, 5.15%, 10/01/34	1,336
5,218	ARM, 5.25%, 09/01/35	5,316
19	ARM, 5.44%, 01/01/19	19
2,035	ARM, 5.45%, 06/01/36	2,039
48	ARM, 5.93%, 03/01/19	49
2,355	ARM, 5.97%, 07/01/36	2,428
762	ARM, 6.76%, 11/01/33	773
	15 Year, Single Family,
3,967	3.50%, 09/01/18 - 07/01/19	3,702
38,328	4.00%, 07/01/18 - 12/01/18	36,561
22,178	4.50%, 06/01/18 - 12/01/19	21,757
2,668	5.00%, 12/01/16 - 10/01/19	2,670
6,125	6.00%, 06/01/16 - 08/01/19	6,302
878	6.50%, 03/01/17 - 08/01/20	912
1,311	7.00%, 03/01/17 - 09/01/17	1,375
79	7.50%, 03/01/17	83
217	8.00%, 11/01/12 - 11/01/15	227
	20 Year, Single Family,
953	4.50%, 04/01/24	909
128	6.00%, 02/01/14	132
5,163	6.50%, 05/01/22 - 04/01/25	5,368
	30 Year FHA / VA,
232	6.00%, 09/01/33	237
395	6.50%, 03/01/29	410
81	7.00%, 02/01/33	86
123	8.00%, 06/01/28	133
119	9.00%, 05/01/18 - 12/01/25	131
	30 Year, Single Family,
4,497	4.50%, 11/01/33 - 02/01/35	4,205
11,824	5.00%, 07/01/33 - 09/01/35	11,470
12,642	5.50%, 04/01/33 - 03/01/34	12,600
3,609	6.00%, 12/01/28 - 09/01/33	3,688
324	6.50%, 08/01/31	337
425	7.00%, 04/01/17 - 08/01/32	451
1,466	7.50%, 08/01/36	1,547
1,439	8.00%, 03/01/27 - 11/01/28	1,563
9	9.00%, 04/01/26	10
46	9.50%, 07/01/28	51
33	12.50%, 01/01/16	37
	Other,
5,669	4.00%, 09/01/13 - 11/01/33	5,359
2,651	4.50%, 11/01/14	2,637
1,887	5.50%, 06/01/12 - 09/01/33	1,899
3,528	6.50%, 01/01/36 - 07/01/36	3,643
637	7.00%, 10/01/46	661
262	10.89%, 04/15/19	298
	Government National Mortgage Association,
	15 Year, Single Family,
350	6.50%, 06/15/17 - 12/15/17	363
557	8.00%, 01/15/16	592
	30 Year, Single Family,
1,007	6.50%, 03/15/28 - 04/15/33	1,045
589	7.00%, 02/15/33 - 06/15/33	634
118	7.50%, 11/15/22 - 11/15/31	126
47	8.00%, 09/15/22 - 08/15/28	51
11	9.00%, 12/15/16	12
	Government National Mortgage Association II, 30 Year, Single Family,
1,054	4.50%, 08/20/33	986
151	7.50%, 02/20/28 - 09/20/28	162
212	8.00%, 12/20/25 - 09/20/28	229
64	8.50%, 05/20/25	70

	Total Mortgage Pass-Through Securities (Cost $258,591)	260,698

	Supranational — 0.0% (g)
397	Corp. Andina de Fomento, 5.20%, 05/21/13 (Cost $404)	392

	U.S. Government Agency Securities — 0.8%
11,275	Federal Home Loan Bank System, 4.72%, 09/20/12	11,264
	Federal Home Loan Mortgage Corp.,
3,173	4.13%, 07/12/10 (c)	3,230
1,043	6.88%, 09/15/10 (c)	1,123
	Federal National Mortgage Association,
3,464	6.25%, 02/01/11	3,648
885	7.13%, 06/15/10 (c)	954

	Total U.S. Government Agency Securities (Cost $20,088)	20,219

	U.S. Treasury Obligations — 15.3%
	U.S. Treasury Bonds,
1,046	6.25%, 08/15/23 (c)	1,229
2,000	7.50%, 11/15/16 (c)	2,491
1,435	7.63%, 02/15/25 (c)	1,926
1,231	7.88%, 02/15/21 (c)	1,629
614	8.13%, 05/15/21 (c)	830
3,300	8.75%, 05/15/17 (c)	4,434
1,069	9.88%, 11/15/15	1,486
7,901	11.75%, 11/15/14 (m)	8,914
30,523	12.00%, 08/15/13 (m)	31,098
4,238	12.50%, 08/15/14 (m)	4,726
377	13.25%, 05/15/14 (m)	414
	U.S. Treasury Bonds Coupon STRIPS,
16,047	02/15/11 (c)	14,842
19,481	02/15/13	16,563

JPMorgan Core Bond Trust

Schedule of Portfolio Investments
As of May 31, 2008 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

2,569	05/15/13 (c)	2,160
2,717	08/15/13	2,262
31,778	02/15/14 (m)	25,797
14,425	05/15/14 (m)	11,590
24,565	08/15/14 (m)	19,509
23,253	11/15/14 (m)	18,250
15,580	02/15/15 (m)	12,066
3,626	05/15/15 (c)	2,770
13,603	08/15/15 (c)	10,241
30,022	11/15/15 (c)	22,316
50,996	02/15/16 (c)	37,531
12,730	05/15/16 (c)	9,197
2,236	08/15/16 (c)	1,595
10,137	11/15/16	7,099
9,304	02/15/17	6,420
24,196	05/15/17 (c)	16,431
8,429	11/15/17 (c)	5,581
31,715	05/15/18 (c)	20,506
13,727	02/15/19 (c)	8,463
2,750	08/15/20	1,549
678	02/15/22	350
5,337	02/15/23 (c)	2,612
	U.S. Treasury Bonds Principal STRIPS,
5,594	11/15/09	5,387
8,500	02/15/15 (c)	6,596
5,445	11/15/15	4,059
1,000	05/15/16 (c)	725
	U.S. Treasury Inflation Indexed Bonds,
8,976	3.63%, 04/15/28 (m)	11,105
2,505	3.88%, 01/15/09 (c)	2,583
11,417	4.25%, 01/15/10 (c)	12,208
	U.S. Treasury Notes,
377	3.13%, 09/15/08 (c)	378
11,500	6.50%, 02/15/10 (m)	12,244

	Total U.S. Treasury Obligations
	(Cost $389,531)	390,162

	Total Long-Term Investments
	(Cost $2,508,657)	2,477,018

Shares

Short-Term Investment — 1.9%
Investment Company — 1.9%
47,095	JPMorgan Liquid Assets Money Market Fund, Institutional Class (b) (Cost $47,095)	47,095

Principal Amount ($)

	Investments of Cash Collateral for Securities on Loan — 7.6%
	Corporate Notes — 5.7%
15,000	American Express Credit Corp., FRN, 2.91%, 09/17/08	14,992
11,000	Banque Federative du Credit Mutuel, (France), FRN, 2.56%, 08/13/08	11,000
18,500	Caixa Catal, (Spain), FRN, 3.04%, 06/30/08	18,500
12,650	CDC Financial Products, Inc., FRN, 2.53%, 06/06/08	12,650
13,000	Citigroup Global Markets, Inc., FRN, 2.68%, 06/06/08	13,000
10,000	Macquarie Bank Ltd., (Australia), FRN, 2.48%, 08/20/08	10,000
	Metropolitan Life Global Funding,
3,000	FRN, 2.43%, 08/21/08	3,000
12,000	FRN, 2.96%, 02/09/09	12,000
15,000	National Australia Bank Ltd., (Australia), FRN, 3.22%, 02/06/09	15,000
5,000	Pricoa Global Funding I, FRN, 2.39%, 08/27/08	5,000
15,000	Svenska Handelsbanken A.B., (Sweden), FRN, 2.94%, 02/06/09	15,000
14,000	Unicredito Italiano Bank plc, (Ireland), FRN, 2.65%, 08/08/08	14,000

		144,142

	Repurchase Agreements — 1.9%
10,000	Banc of America Securities LLC, 2.35%, dated 05/30/08, due 06/02/08, repurchase price $10,002, collateralized by U.S. Government Agency Mortgages	10,000
10,000	Barclays Capital, Inc., 2.33%, dated 05/30/08, due 06/02/08, repurchase price $10,002, collateralized by U.S. Government Agency Mortgages	10,000
9,754	Deutsche Bank Securities, Inc., 2.35%, dated 05/30/08, due 06/02/08, repurchase price $9,756, collateralized by U.S. Government Agency Mortgages	9,754
20,000	Morgan Stanley, 2.35%, dated 05/30/08, due 06/02/08, repurchase price $20,004, collateralized by U.S. Government Agency Mortgages	20,000

		49,754

	Total Investments of Cash Collateral for Securities on Loan (Cost $193,896)	193,896

	Total Investments — 107.1%
	(Cost $2,749,648)	2,718,009
	Liabilities in Excess of Other Assets — (7.1%)	(180,435)

	NET ASSETS — 100.0%	$2,537,574

Percentages indicated are based on net assets.

As of May 31, 2008 the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	32,934
Aggregate gross unrealized depreciation	(64,573)

Net unrealized depreciation	$(31,639)

Federal income tax cost of investments	$2,749,648

ABBREVIATIONS AND DEFINITIONS:
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by JPMorgan Investment Advisors Inc.
(c)	Security, or a portion of the security, has been delivered to a counterparty as part of a security lending transaction.
(e)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(g)	Amount rounds to less than 0.1%.
(h)	Amount rounds to less than one thousand (shares or dollars).
(i)	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(m)

All or a portion of this security is reserved for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements and forward currnecy contracts.

(y)	Security was purchased prior to its affiliation with JPMorgan Chase & Co.
ARM	Adjustable Rate Mortgage
CMO	Collateralized Mortgage Obligation
FHA	Federal Housing Administration
FRN	Floating Rate Note. The interest rate shown is the rate in effect as of May 31, 2008.
HB

High Coupon Bonds (a.k.a. “IOettes”) represent the right to receive interest payments on an underlying pool of mortgages with similar features as those associated with IO securities. Unlike IO’s the owner also has a right to receive a very small portion of principal. The high interest rates result from taking interest payments from other classes in the Real Estate Mortgage Investment Conduit trust and allocating them to the small principal of the HB class.

JPMorgan Core Bond Trust

Schedule of Portfolio Investments
As of May 31, 2008 (Unaudited) (continued)
(Amounts in thousands)

IF

Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index. The interest rate shown is the rate in effect as of May 31, 2008. The rate may be subject to a cap and floor.

IO

Interest Only represents the right to receive the monthly interest payment on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities exceed yields on other mortgage-backed securities because their cash flow patterns are more volatile and there is a greater risk that the initial investment will not be fully recouped. These securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

PO

Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.

REMICS	Real Estate Mortgage Investment Conduits
STRIPS

Separate Trading of Registered Interest and Principal Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.

SUB	Step-Up Bond. The interest rate shown is the rate in effect as of May 31, 2008.
VA	Veterans Administration
VAR	Variable Rate Note. The interest rate shown is the rate in effect as of May 31, 2008.

JPMorgan Core Bond Trust

Schedule of Portfolio Investments
As of May 31, 2008 (Unaudited) (continued)
(Amounts in thousands)

In September 2006, the Statement of Financial Accounting Standards No. 157 - Fair Value Measurements- (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. SFAS 157 requires disclosure surrounding the various inputs that are used in determining the value of the Fund’s investments. These inputs are summarized into the three broad levels listed below.

•	Level 1 –	quoted prices in active markets for identical securities

•	Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2008, in valuing the Fund’s assets and liabilities carried at fair value (amounts in thousands):

Valuation Inputs	Investments in Securities	Liabilities in Securities Sold Short	Appreciation in Other Financial Instruments*	Depreciation in Other Financial Instruments*
Core Bond Trust

Level 1	$96,849	$—	$—	$—

Level 2	2,621,160	—	—	—

Level 3	—	—	—	—

Total	$2,718,009	$—	$—	$—

* Other financial instruments include futures, forwards and swap contracts.

JPMorgan Equity Index Trust
Schedule of Portfolio Investments
As of May 31, 2008 (Unaudited)
(Amounts in thousands)

Shares	Security Description	Value ($)

Long-Term Investments — 99.5%

Common Stocks — 99.4%

Aerospace & Defense — 2.9%
27	Boeing Co.	2,229
14	General Dynamics Corp.	1,305
4	Goodrich Corp.	286
26	Honeywell International, Inc.	1,563
4	L-3 Communications Holdings, Inc.	463
12	Lockheed Martin Corp.	1,321
12	Northrop Grumman Corp.	898
5	Precision Castparts Corp.	591
15	Raytheon Co.	959
6	Rockwell Collins, Inc.	351
35	United Technologies Corp.	2,455
		12,421

Air Freight & Logistics — 1.0%
6	CH Robinson Worldwide, Inc.	389
8	Expeditors International of Washington, Inc.	353
11	FedEx Corp.	1,000
36	United Parcel Service, Inc., Class B	2,587
		4,329

Airlines — 0.1%
26	Southwest Airlines Co.	338

Auto Components — 0.2%
8	Goodyear Tire & Rubber Co. (The) (a)	215
21	Johnson Controls, Inc.	712
		927

Automobiles — 0.3%
78	Ford Motor Co. (a) (c)	528
20	General Motors Corp. (c)	341
8	Harley-Davidson, Inc. (c)	349
		1,218

Beverages — 2.4%
25	Anheuser-Busch Cos., Inc.	1,447
3	Brown-Forman Corp., Class B	223
70	Coca-Cola Co. (The)	4,030
10	Coca-Cola Enterprises, Inc.	204
7	Constellation Brands, Inc., Class A (a) (c)	146
5	Molson Coors Brewing Co., Class B	281
5	Pepsi Bottling Group, Inc.	157
56	PepsiCo, Inc.	3,852
		10,340

Biotechnology — 1.3%
38	Amgen, Inc. (a)	1,686
10	Biogen Idec, Inc. (a)	658
15	Celgene Corp. (a)	932
9	Genzyme Corp. (a)	645

33	Gilead Sciences, Inc. (a)	1,810
5,731

Building Products — 0.1%
13	Masco Corp. (c)	238
6	Trane, Inc.	284
		522

Capital Markets — 2.9%
7	American Capital Strategies Ltd. (c)	220
8	Ameriprise Financial, Inc.	378
40	Bank of New York Mellon Corp. (The)	1,790
4	Bear Stearns Cos., Inc. (The) (c) (q)	39
33	Charles Schwab Corp. (The)	733
16	E*Trade Financial Corp. (a) (c)	67
3	Federated Investors, Inc., Class B	112
6	Franklin Resources, Inc.	560
14	Goldman Sachs Group, Inc. (The)	2,454
5	Janus Capital Group, Inc. (c)	151
5	Legg Mason, Inc.	255
19	Lehman Brothers Holdings, Inc. (c)	688
34	Merrill Lynch & Co., Inc.	1,503
39	Morgan Stanley	1,720
7	Northern Trust Corp.	514
14	State Street Corp.	983
9	T. Rowe Price Group, Inc.	538
		12,705

Chemicals — 2.0%
8	Air Products & Chemicals, Inc.	770
2	Ashland, Inc.	106
33	Dow Chemical Co. (The)	1,337
32	E.l. du Pont de Nemours & Co.	1,517
3	Eastman Chemical Co.	215
6	Ecolab, Inc.	277
4	Hercules, Inc.	82
3	International Flavors & Fragrances, Inc.	120
19	Monsanto Co.	2,458
6	PPG Industries, Inc.	364
11	Praxair, Inc.	1,049
4	Rohm & Haas Co.	238
5	Sigma-Aldrich Corp.	268
		8,801

Commercial Banks — 2.6%
19	BB&T Corp. (c)	605
5	Comerica, Inc. (c)	197
19	Fifth Third Bancorp	351
7	First Horizon National Corp. (c)	63
13	Huntington Bancshares, Inc. (c)	115
14	KeyCorp	273
3	M&T Bank Corp. (c)	235
9	Marshall & Ilsley Corp. (c)	214
27	National City Corp. (c)	157

12	PNC Financial Services Group, Inc.	771
24	Regions Financial Corp.	435
12	SunTrust Banks, Inc.	645
61	U.S. Bancorp	2,022
75	Wachovia Corp. (c)	1,782
116	Wells Fargo & Co.	3,201
4	Zions Bancorp (c)	163
		11,229

Commercial Services & Supplies — 0.5%
12	Allied Waste Industries, Inc. (a)	160
4	Avery Dennison Corp. (c)	193
5	Cintas Corp.	136
5	Equifax, Inc. (c)	174
4	Monster Worldwide, Inc. (a)	109
7	Pitney Bowes, Inc.	270
8	R.R. Donnelley & Sons Co. (c)	248
6	Robert Half International, Inc.	138
17	Waste Management, Inc.	662
		2,090

Communications Equipment — 2.6%
3	Ciena Corp. (a) (c)	94
210	Cisco Systems, Inc. (a)	5,609
55	Corning, Inc.	1,516
8	JDS Uniphase Corp. (a)	98
18	Juniper Networks, Inc. (a)	507
79	Motorola, Inc.	741
57	QUALCOMM, Inc.	2,756
15	Tellabs, Inc. (a) (c)	79
		11,400

Computers & Peripherals — 4.7%
31	Apple, Inc. (a)	5,842
72	Dell, Inc. (a)	1,657
74	EMC Corp. (a)	1,290
87	Hewlett-Packard Co.	4,085
49	International Business Machines Corp.	6,310
3	Lexmark International, Inc., Class A (a) (c)	123
12	NetApp, Inc. (a)	295
5	QLogic Corp. (a)	75
8	SanDisk Corp. (a) (c)	228
28	Sun Microsystems, Inc. (a) (c)	362
6	Teradata Corp. (a)	171
		20,438

Construction & Engineering — 0.2%
3	Fluor Corp.	582
4	Jacobs Engineering Group, Inc. (a)	405
		987

Construction Materials — 0.1%
4	Vulcan Materials Co. (c)	294

Consumer Finance — 0.7%
41	American Express Co.	1,887

13	Capital One Financial Corp. (c)	632
17	Discover Financial Services (c)	289
16	SLM Corp. (a)	373
		3,181

Containers & Packaging — 0.1%
3	Ball Corp.	187
4	Bemis Co., Inc. (c)	93
5	Pactiv Corp. (a) (c)	113
6	Sealed Air Corp.	139
		532

Distributors — 0.1%
6	Genuine Parts Co.	256

Diversified Consumer Services — 0.1%
5	Apollo Group, Inc., Class A (a)	231
11	H&R Block, Inc.	268
		499

Diversified Financial Services — 3.9%
156	Bank of America Corp.	5,320
10	CIT Group, Inc. (c)	100
183	Citigroup, Inc.	4,013
2	CME Group, Inc. (c)	808
2	IntercontinentalExchange, Inc. (a)	341
120	JPMorgan Chase & Co. (q)	5,143
6	Leucadia National Corp.	324
7	Moody's Corp. (c)	269
9	NYSE Euronext	596
		16,914

Diversified Telecommunication Services — 3.1%
213	AT&T, Inc.	8,481
4	CenturyTel, Inc.	133
12	Citizens Communications Co. (c)	134
5	Embarq Corp.	256
54	Qwest Communications International, Inc. (c)	263
101	Verizon Communications, Inc.	3,889
16	Windstream Corp.	213
		13,369

Electric Utilities — 2.2%
6	Allegheny Energy, Inc.	322
14	American Electric Power Co., Inc.	597
44	Duke Energy Corp.	822
11	Edison International	611
7	Entergy Corp.	813
23	Exelon Corp.	2,049
11	FirstEnergy Corp.	845
14	FPL Group, Inc.	969
7	Pepco Holdings, Inc.	191
4	Pinnacle West Capital Corp. (c)	119
13	PPL Corp.	674
9	Progress Energy, Inc.	392
27	Southern Co. (The)	975

9,379

Electrical Equipment — 0.5%
6	Cooper Industries Ltd., Class A	290
28	Emerson Electric Co.	1,613
5	Rockwell Automation, Inc.	306
		2,209

Electronic Equipment & Instruments — 0.3%
13	Agilent Technologies, Inc. (a)	481
7	Jabil Circuit, Inc.	93
5	Molex, Inc. (c)	138
17	Tyco Electronics Ltd. (Bermuda)	688
		1,400

Energy Equipment & Services — 3.1%
11	Baker Hughes, Inc.	966
10	BJ Services Co.	311
8	Cameron International Corp. (a)	409
5	ENSCO International, Inc.	364
31	Halliburton Co.	1,506
10	Nabors Industries Ltd. (Bermuda) (a) (c)	416
15	National Oilwell Varco, Inc. (a) (c)	1,212
9	Noble Corp.	597
4	Rowan Cos., Inc. (c)	173
42	Schlumberger Ltd.	4,265
7	Smith International, Inc.	558
11	Transocean, Inc. (a)	1,681
24	Weatherford International Ltd. (a)	1,090
		13,548

Food & Staples Retailing — 2.7%
15	Costco Wholesale Corp.	1,092
50	CVS/Caremark Corp.	2,158
24	Kroger Co. (The)	655
16	Safeway, Inc.	494
7	SUPERVALU, Inc.	261
21	SYSCO Corp.	656
83	Wal-Mart Stores, Inc.	4,804
35	Walgreen Co.	1,258
5	Whole Foods Market, Inc. (c)	142
		11,520

Food Products — 1.6%
23	Archer-Daniels-Midland Co.	900
8	Campbell Soup Co.	259
17	ConAgra Foods, Inc.	405
5	Dean Foods Co. (a)	116
12	General Mills, Inc.	749
11	H.J. Heinz Co.	554
6	Hershey Co. (The) (c)	232
9	Kellogg Co.	475
54	Kraft Foods, Inc., Class A	1,754
5	McCormick & Co., Inc. (Non-Voting)	169
25	Sara Lee Corp.	346

10	Tyson Foods, Inc., Class A	182
8	Wm. Wrigley, Jr., Co.	588
		6,729

Gas Utilities — 0.1%
2	Nicor, Inc. (c)	65
6	Questar Corp.	391
		456

Health Care Equipment & Supplies — 1.9%
22	Baxter International, Inc.	1,365
9	Becton, Dickinson & Co.	726
47	Boston Scientific Corp. (a)	628
18	Covidien Ltd. (Bermuda)	880
4	CR Bard, Inc.	322
6	Hospira, Inc. (a)	234
1	Intuitive Surgical, Inc. (a)	400
40	Medtronic, Inc.	2,004
12	St. Jude Medical, Inc. (a)	494
8	Stryker Corp.	542
4	Varian Medical Systems, Inc. (a) (c)	210
8	Zimmer Holdings, Inc. (a)	598
		8,403

Health Care Providers & Services — 1.9%
17	Aetna, Inc.	825
6	AmerisourceBergen Corp.	237
13	Cardinal Health, Inc. (c)	710
10	Cigna Corp.	400
5	Coventry Health Care, Inc. (a)	251
9	Express Scripts, Inc. (a)	642
6	Humana, Inc. (a)	306
4	Laboratory Corp. of America Holdings (a) (c)	287
10	McKesson Corp.	587
18	Medco Health Solutions, Inc. (a)	894
5	Patterson Cos., Inc. (a) (c)	155
6	Quest Diagnostics, Inc.	279
17	Tenet Healthcare Corp. (a)	99
44	UnitedHealth Group, Inc.	1,508
19	WellPoint, Inc. (a)	1,065
		8,245

Health Care Technology — 0.0% (g)
6	IMS Health, Inc.	156

Hotels, Restaurants & Leisure — 1.3%
15	Carnival Corp.	616
5	Darden Restaurants, Inc. (c)	173
11	International Game Technology (c)	393
11	Marriott International, Inc., Class A (c)	349
41	McDonald's Corp.	2,405
26	Starbucks Corp. (a)	468
7	Starwood Hotels & Resorts Worldwide, Inc.	321
3	Wendy's International, Inc.	91
6	Wyndham Worldwide Corp.	136

17	Yum! Brands, Inc.	665
5,617

Household Durables — 0.4%
2	Black & Decker Corp. (c)	139
4	Centex Corp. (c)	81
10	D.R. Horton, Inc. (c)	123
5	Fortune Brands, Inc.	377
2	Harman International Industries, Inc.	95
3	KB Home (c)	55
6	Leggett & Platt, Inc. (c)	113
5	Lennar Corp., Class A (c)	83
10	Newell Rubbermaid, Inc.	195
8	Pulte Homes, Inc. (c)	92
2	Snap-On, Inc. (c)	126
3	Stanley Works (The)	134
3	Whirlpool Corp. (c)	196
		1,809

Household Products — 2.2%
5	Clorox Co.	280
18	Colgate-Palmolive Co.	1,335
15	Kimberly-Clark Corp.	944
108	Procter & Gamble Co.	7,158
		9,717

Independent Power Producers & Energy Traders — 0.3%
24	AES Corp. (The) (a)	459
6	Constellation Energy Group, Inc.	540
17	Dynegy, Inc., Class A (a)	165
		1,164

Industrial Conglomerates — 3.3%
25	3M Co.	1,933
352	General Electric Co.	10,802
9	Textron, Inc.	548
17	Tyco International Ltd. (Bermuda)	772
		14,055

Insurance — 3.8%
12	ACE Ltd. (Bermuda)	698
17	Aflac, Inc.	1,122
20	Allstate Corp. (The)	1,005
10	AMBAC Financial Group, Inc. (c)	32
95	American International Group, Inc.	3,413
11	AON Corp.	508
3	Assurant, Inc.	229
13	Chubb Corp. (The)	701
6	Cincinnati Financial Corp. (c)	204
15	Genworth Financial, Inc., Class A	337
11	Hartford Financial Services Group, Inc.	786
9	Lincoln National Corp.	514
15	Loews Corp.	767
18	Marsh & McLennan Cos., Inc.	500
7	MBIA, Inc. (c)	51

25	MetLife, Inc.	1,499
9	Principal Financial Group, Inc.	490
24	Progressive Corp. (The)	479
16	Prudential Financial, Inc.	1,173
3	Safeco Corp.	212
3	Torchmark Corp.	203
22	Travelers Cos., Inc. (The)	1,088
12	Unum Group (c)	294
6	XL Capital Ltd., Class A (Bermuda) (c)	219
		16,524

Internet & Catalog Retail — 0.3%
11	Amazon.com, Inc. (a)	887
7	Expedia, Inc. (a)	178
6	IAC/InterActive Corp. (a) (c)	143
		1,208

Internet Software & Services — 1.8%
6	Akamai Technologies, Inc. (a) (c)	230
39	eBay, Inc. (a) (c)	1,179
8	Google, Inc., Class A (a)	4,783
7	VeriSign, Inc. (a) (c)	275
47	Yahoo!, Inc. (a) (c)	1,260
		7,727

IT Services — 0.9%
3	Affiliated Computer Services, Inc., Class A (a)	183
18	Automatic Data Processing, Inc.	793
10	Cognizant Technology Solutions Corp., Class A (a)	358
6	Computer Sciences Corp. (a)	283
4	Convergys Corp. (a)	72
18	Electronic Data Systems Corp.	439
6	Fidelity National Information Services, Inc.	243
6	Fiserv, Inc. (a)	303
11	Paychex, Inc. (c)	394
7	Total System Services, Inc.	172
12	Unisys Corp. (a)	63
26	Western Union Co. (The)	624
		3,927

Leisure Equipment & Products — 0.2%
3	Brunswick Corp. (c)	42
10	Eastman Kodak Co. (c)	156
5	Hasbro, Inc.	182
13	Mattel, Inc.	256
		636

Life Sciences Tools & Services — 0.4%
6	Applera Corp. - Applied Biosystems Group	205
2	Millipore Corp. (a) (c)	141
4	PerkinElmer, Inc.	117
15	Thermo Fisher Scientific, Inc. (a)	870
4	Waters Corp. (a)	216
		1,549

Machinery — 2.0%

22	Caterpillar, Inc.	1,816
7	Cummins, Inc.	501
9	Danaher Corp.	701
15	Deere & Co.	1,249
7	Dover Corp.	366
6	Eaton Corp.	554
14	Illinois Tool Works, Inc.	757
10	Ingersoll-Rand Co., Ltd., Class A (Bermuda) (c)	423
6	ITT Corp.	422
5	Manitowoc Co., Inc. (The) (c)	178
13	PACCAR, Inc. (c)	690
4	Pall Corp. (c)	176
6	Parker-Hannifin Corp.	502
4	Terex Corp. (a)	255
		8,590

Media — 2.9%
24	CBS Corp., Class B	517
18	Clear Channel Communications, Inc.	614
106	Comcast Corp., Class A	2,386
25	DIRECTV Group, Inc. (The) (a)	705
3	E.W. Scripps Co., Class A (c)	149
8	Gannett Co., Inc. (c)	233
17	Interpublic Group of Companies, Inc. (The) (a) (c)	165
11	McGraw-Hill Cos., Inc. (The)	472
1	Meredith Corp. (c)	44
5	New York Times Co. (The), Class A (c)	88
81	News Corp., Class A	1,454
11	Omnicom Group, Inc.	553
126	Time Warner, Inc.	2,000
23	Viacom, Inc., Class B (a)	808
66	Walt Disney Co. (The)	2,228
-(h)	Washington Post Co. (The), Class B	129
		12,545

Metals & Mining — 1.2%
29	Alcoa, Inc.	1,164
4	Allegheny Technologies, Inc.	267
13	Freeport-McMoRan Copper & Gold, Inc.	1,560
16	Newmont Mining Corp.	759
11	Nucor Corp.	824
3	Titanium Metals Corp. (c)	60
4	United States Steel Corp. (c)	716
		5,350

Multi-Utilities — 1.1%
7	Ameren Corp.	334
12	CenterPoint Energy, Inc.	195
8	CMS Energy Corp. (c)	124
10	Consolidated Edison, Inc.	396
20	Dominion Resources, Inc.	937
6	DTE Energy Co.	254
3	Integrys Energy Group, Inc. (c)	138

10	NiSource, Inc. (c)	175
13	PG&E Corp.	496
18	Public Service Enterprise Group, Inc.	793
9	Sempra Energy	532
7	TECO Energy, Inc. (c)	151
15	Xcel Energy, Inc.	322
		4,847

Multiline Retail — 0.8%
3	Big Lots, Inc. (a) (c)	99
2	Dillard's, Inc., Class A (c)	33
5	Family Dollar Stores, Inc.	106
8	J.C. Penney Co., Inc.	314
11	Kohl's Corp. (a)	495
15	Macy's, Inc.	361
6	Nordstrom, Inc. (c)	220
3	Sears Holdings Corp. (a) (c)	218
29	Target Corp.	1,538
		3,384

Office Electronics — 0.1%
32	Xerox Corp.	439

Oil, Gas & Consumable Fuels — 11.1%
16	Anadarko Petroleum Corp.	1,236
12	Apache Corp.	1,572
17	Chesapeake Energy Corp.	927
73	Chevron Corp.	7,251
55	ConocoPhillips	5,119
6	Consol Energy, Inc.	627
16	Devon Energy Corp.	1,814
25	El Paso Corp.	483
9	EOG Resources, Inc.	1,119
188	Exxon Mobil Corp.	16,722
10	Hess Corp.	1,206
25	Marathon Oil Corp.	1,283
7	Murphy Oil Corp.	619
6	Noble Energy, Inc.	590
29	Occidental Petroleum Corp.	2,663
10	Peabody Energy Corp.	705
5	Range Resources Corp.	347
22	Spectra Energy Corp.	602
4	Sunoco, Inc. (c)	184
5	Tesoro Corp. (c)	120
19	Valero Energy Corp.	957
21	Williams Cos., Inc.	784
18	XTO Energy, Inc.	1,143
		48,073

Paper & Forest Products — 0.2%
15	International Paper Co.	410
6	MeadWestvaco Corp.	157
7	Weyerhaeuser Co. (c)	460
		1,027

Personal Products — 0.2%
15	Avon Products, Inc.	587
4	Estee Lauder Cos., Inc. (The), Class A (c)	191
		778

Pharmaceuticals — 5.9%
54	Abbott Laboratories	3,067
11	Allergan, Inc.	621
4	Barr Pharmaceuticals, Inc. (a) (c)	166
70	Bristol-Myers Squibb Co.	1,589
35	Eli Lilly & Co.	1,677
11	Forest Laboratories, Inc. (a)	394
100	Johnson & Johnson	6,657
9	King Pharmaceuticals, Inc. (a)	89
76	Merck & Co., Inc.	2,971
11	Mylan Laboratories, Inc. (c)	143
238	Pfizer, Inc.	4,609
57	Schering-Plough Corp.	1,165
4	Watson Pharmaceuticals, Inc. (a)	104
47	Wyeth	2,095
		25,347

Real Estate Investment Trusts (REITs) — 1.2%
3	Apartment Investment & Management Co. (c)	128
3	AvalonBay Communities, Inc. (c)	274
4	Boston Properties, Inc.	411
4	Developers Diversified Realty Corp. (c)	167
9	Equity Residential	402
9	General Growth Properties, Inc. (c)	392
8	HCP, Inc.	283
18	Host Hotels & Resorts, Inc.	317
9	Kimco Realty Corp.	350
6	Plum Creek Timber Co., Inc. (c)	281
9	ProLogis	563
4	Public Storage	387
8	Simon Property Group, Inc. (c)	780
5	Vornado Realty Trust	464
		5,199

Real Estate Management & Development — 0.0% (g)
6	CB Richard Ellis Group, Inc., Class A (a) (c)	137

Road & Rail — 1.1%
10	Burlington Northern Santa Fe Corp.	1,178
14	CSX Corp.	981
13	Norfolk Southern Corp. (c)	893
2	Ryder System, Inc.	150
18	Union Pacific Corp.	1,512
		4,714

Semiconductors & Semiconductor Equipment — 2.6%
21	Advanced Micro Devices, Inc. (a) (c)	147
11	Altera Corp.	250
10	Analog Devices, Inc.	364
48	Applied Materials, Inc.	944

16	Broadcom Corp., Class A (a)	472
204	Intel Corp.	4,725
6	KLA-Tencor Corp.	293
8	Linear Technology Corp. (c)	286
23	LSI Corp. (a)	169
8	MEMC Electronic Materials, Inc. (a)	552
7	Microchip Technology, Inc. (c)	245
27	Micron Technology, Inc. (a) (c)	216
8	National Semiconductor Corp. (c)	168
4	Novellus Systems, Inc. (a) (c)	86
20	NVIDIA Corp. (a) (c)	483
6	Teradyne, Inc. (a)	84
47	Texas Instruments, Inc.	1,517
10	Xilinx, Inc.	274
		11,275

Software — 3.4%
19	Adobe Systems, Inc. (a)	825
8	Autodesk, Inc. (a)	335
7	BMC Software, Inc. (a)	271
14	CA, Inc.	365
7	Citrix Systems, Inc. (a)	223
10	Compuware Corp. (a)	98
11	Electronic Arts, Inc. (a)	560
12	Intuit, Inc. (a)	334
282	Microsoft Corp.	7,982
12	Novell, Inc. (a)	88
139	Oracle Corp. (a)	3,181
30	Symantec Corp. (a)	648
		14,910

Specialty Retail — 1.6%
3	Abercrombie & Fitch Co., Class A	220
5	AutoNation, Inc. (a) (c)	75
2	AutoZone, Inc. (a)	192
9	Bed Bath & Beyond, Inc. (a)	294
12	Best Buy Co., Inc.	579
6	GameStop Corp., Class A (a)	281
16	Gap, Inc. (The)	292
59	Home Depot, Inc.	1,626
11	Limited Brands, Inc. (c)	212
52	Lowe's Cos., Inc.	1,236
10	Office Depot, Inc. (a)	122
3	OfficeMax, Inc.	58
5	RadioShack Corp.	68
4	Sherwin-Williams Co. (The) (c)	202
25	Staples, Inc.	579
4	Tiffany & Co.	219
15	TJX Cos., Inc.	493
		6,748

Textiles, Apparel & Luxury Goods — 0.4%
12	Coach, Inc. (a)	450

3	Jones Apparel Group, Inc.	51
4	Liz Claiborne, Inc. (c)	61
13	Nike, Inc., Class B	922
2	Polo Ralph Lauren Corp. (c)	145
3	V.F. Corp. (c)	234
		1,863

Thrifts & Mortgage Finance — 0.6%
20	Countrywide Financial Corp. (c)	108
37	Fannie Mae	1,008
23	Freddie Mac (c)	578
18	Hudson City Bancorp, Inc.	325
4	MGIC Investment Corp.	51
17	Sovereign Bancorp, Inc. (c)	154
37	Washington Mutual, Inc. (c)	338
		2,562

Tobacco — 1.4%
74	Altria Group, Inc.	1,653
74	Philip Morris International, Inc. (a)	3,909
6	Reynolds American, Inc.	331
5	UST, Inc. (c)	291
		6,184

Trading Companies & Distributors — 0.1%
2	W.W. Grainger, Inc.	216

Wireless Telecommunication Services — 0.4%
14	American Tower Corp., Class A (a)	652
100	Sprint Nextel Corp.	939
		1,591
	Total Common Stocks
	(Cost $373,491)	430,278

Investment Company — 0.1%
3	SPDR Trust Series 1 (c)	419
	(Cost $421)
	Total Long-Term Investments
	(Cost $373,912)	430,697

Short-Term Investments — 0.5%

Investment Company — 0.4%
1,790	JPMorgan Liquid Assets Money Market Fund, Institutional Class (b) (m)
	(Cost $1,790)	1,790
Principal

Amount ($)

U.S. Treasury Obligations — 0.1%
	U.S. Treasury Bills,
20	1.15%, 06/26/08 (k) (n)	20
70	1.27%, 06/12/08 (k) (n)	70
175	1.34%, 06/19/08 (k) (n)	175
	(Cost $265)	265
	Total Short-Term Investments
	(Cost $2,055)	2,055

Investments of Cash Collateral for Securities on Loan — 7.0%

Corporate Notes — 1.3%

1,000	Banque Federative du Credit Mutuel (France),
	FRN, 2.56%, 08/13/08	1,000
1,000	BBVA Senior Finance S.A. (Spain),
	FRN, 2.95%, 03/12/10	1,000
1,000	General Electric Capital Corp.,
	FRN, 2.15%, 03/12/10	1,000
1,000	Macquarie Bank Ltd., (Australia),
	FRN, 2.48%, 08/20/08	1,000
500	Monumental Global Funding,
	FRN, 2.69%, 05/24/10	500
1,100	Unicredito Italiano Bank plc (Ireland),
	FRN, 2.65%, 08/08/08	1,100
		5,600

Repurchase Agreements — 5.7%
4,709	Banc of America Securities LLC, 2.35%, dated 05/30/08, due 06/02/08, repurchase price $4,710, collateralized by U.S. Government Agency Mortgages	4,709
5,000	Barclays Capital, 2.33%, dated 05/30/08, due 06/02/08, repurchase price $5,001, collateralized by U.S. Government Agency Mortgages	5,000
4,796	Citigroup Global Markets, Inc., 2.39%, dated 05/30/08, due 06/02/08, repurchase price $4,797, collateralized by U.S. Government Agency Mortgages	4,796
5,000	Credit Suisse (USA) LLC, 2.30%, dated 05/30/08, due 06/02/08, repurchase price $5,001, collateralized by U.S. Government Agency Mortgages	5,000
5,000	Deutsche Bank Securities, Inc., 2.35%, dated 05/30/08, due 06/02/08, repurchase price $5,001, collateralized by U.S. Government Agency Mortgages	5,000
		24,505
	Total Investments of Cash Collateral for Securities on Loan
	(Cost $30,105)	30,105

Total Investments — 107.0%
(Cost $406,072)	462,857

Liabilities in Excess of Other Assets — (7.0)%	(30,086)
NET ASSETS — 100.0%	$ 432,771

Percentages indicated are based on net assets.

Futures Contracts
(Amounts in thousands, except number of contracts)

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT 05/31/08	UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
5	S&P 500 Index	June, 2008	$1,751	$120

ABBREVIATIONS AND DEFINITIONS:

(a) Non-income producing security
(b) Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by JPMorgan Investment Advisors Inc.
(c) Security, or a portion of the security, has been delivered to a counterparty as part of a security lending transaction.
(g) Amount rounds to less than 0.1%.
(h) Amount rounds to less than one thousand (shares or dollars).
(k) Security is fully or partially segregated with the broker as collateral for futures or with brokers as initial margin for futures contracts.

(m) All or a portion of this security is reserved for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, and reverse repurchase agreements.

(n) The rate shown is the effective yield at the date of purchase.
(q) Investment in affiliate. This security is included in an index in which the Portfolio, as an index fund, invests.
FRN - Floating Rate Note. The interest rate shown is the rate in effect as of May 31, 2008.
SPDR - Standard & Poor’s Depositary Receipt.

As of May 31, 2008 the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	99,418
Aggregate gross unrealized depreciation	(42,633)
Net unrealized appreciation	$56,785
Federal income tax cost of investments	$406,072

In September 2006, the Statement of Financial Accounting Standards No. 157 - Fair Value Measurements- (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. SFAS 157 requires disclosure surrounding the various inputs that are used in determining the value of the Fund’s investments. These inputs are summarized into the three broad levels listed below.

• Level 1 – quoted prices in active markets for identical securities
• Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2008, in valuing the Fund’s assets and liabilities carried at fair value:

Valuation Inputs	Investments in Securities	Liabilities in Securities Sold Short	Appreciation in Other Financial Instruments*	Depreciation in Other Financial Instruments*
Equity Index Trust
Level 1	$ 456,992	$ -	$ 120	$ -
Level 2	5,865	-	-	-
Level 3	-	-	-	-
Total	$ 462,857	$ -	$ 120	$ -

* Other financial instruments include futures, forwards and swap contracts.

JPMorgan Intermediate Bond Trust

Schedule of Portfolio Investments
As of May 31, 2008 (Unaudited)
(Amounts in thousands)

Principal Amount ($)		Security Description	Value ($)

		Long-Term Investments — 97.3%
		Asset-Backed Securities — 2.9%
405		American Express Credit Account Master Trust, Series 2004-3, Class A, 4.35%, 12/15/11	408
		AmeriCredit Automobile Receivables Trust,
787		Series 2006-BG, Class A3, 5.21%, 10/06/11	780
800		Series 2006-BG, Class A4, 5.21%, 09/06/13 (i)	736
123		Bear Stearns Asset Backed Securities Trust, Series 2006-SD1, Class A, FRN, 2.76%, 04/25/36 (i) (y)	98
		Capital One Auto Finance Trust,
200		Series 2007-B, Class A3A, 5.03%, 04/15/12	195
200		Series 2007-C, Class A2B, FRN, 2.93%, 05/17/10	197
350		Capital One Prime Auto Receivables Trust, Series 2007-2, Class A2, 5.05%, 03/15/10	352
		Citibank Credit Card Issuance Trust,
860		Series 2002-C2, Class C2, 6.95%, 02/18/14	841
500		Series 2005-B1, Class B1, 4.40%, 09/15/10	501
200		CNH Equipment Trust, Series 2007-A, Class A3, 4.99%, 10/15/10	201
147		Credit-Based Asset Servicing and Securitization LLC, Series 2006-CB1, Class AF2, SUB, 5.24%, 01/25/36	141
		Ford Credit Auto Owner Trust,
1,200		Series 2006-B, Class A4, 5.25%, 09/15/11	1,211
300		Series 2007-B, Class A3A, 5.15%, 11/15/11	303
150		GE Capital Mortgage Services, Inc., Series 1999-HE1, Class M, VAR, 6.71%, 04/25/29 (i)	136
600		Household Automotive Trust, Series 2005-1 Class A4, 4.35%, 06/18/12	594
500		Household Credit Card Master Note Trust I, Series 2006-1, Class A, 5.10%, 06/15/12	503
		MBNA Credit Card Master Note Trust,
607		Series 2002-C1, Class C1, 6.80%, 07/15/14	593
253		Series 2003-C1, Class C1, FRN, 4.21%, 06/15/12	247
445		MBNA Master Credit Card Trust, Series 1999-J, Class C, 7.85%, 02/15/12 (e)	453
86		Wachovia Auto Owner Trust, Series 2006-A, Class A3, 5.35%, 02/22/11	87
682		WFS Financial Owner Trust, Series 2005-1, Class A4, 3.87%, 08/17/12	682

		Total Asset-Backed Securities (Cost $9,522)	9,259

		Collateralized Mortgage Obligations — 37.7%
		Agency CMO — 30.3%
		Federal Home Loan Mortgage Corp., REMICS,
18		Series 11, Class D, 9.50%, 07/15/19	19
—	(h)	Series 41, Class I, HB, 84.00%, 05/15/20	1
9		Series 46, Class B, 7.80%, 09/15/20	9
3		Series 47, Class F, 10.00%, 06/15/20	3
—	(h)	Series 85, Class C, 8.60%, 01/15/21	—	(h)
8		Series 99, Class Z, 9.50%, 01/15/21	8
34		Series 114, Class H, 6.95%, 01/15/21	34
2		Series 1079, Class S, HB, IF, 25.29%, 05/15/21	3
2		Series 1084, Class F, FRN, 3.51%, 05/15/21	2
2		Series 1084, Class S, HB, IF, 33.69%, 05/15/21	3
17		Series 1144, Class KB, 8.50%, 09/15/21	17
—	(h)	Series 1172, Class L, HB, VAR, 1,180.80%, 11/15/21	1
—	(h)	Series 1196, Class B, HB, IF, 860.40%, 01/15/22	3
27		Series 1206, Class IA, 7.00%, 03/15/22	29
219		Series 1212, Class IZ, 8.00%, 02/15/22	225
19		Series 1250, Class J, 7.00%, 05/15/22	20
52		Series 1343, Class LA, 8.00%, 08/15/22	57
230		Series 1466, Class PZ, 7.50%, 02/15/23	248
3		Series 1470, Class F, FRN, 4.28%, 02/15/23	3
93		Series 1491, Class I, 7.50%, 04/15/23	100
93		Series 1518, Class G, IF, 7.26%, 05/15/23	91
88		Series 1541, Class O, FRN, 3.13%, 07/15/23	85
1		Series 1544, Class J, IF, 11.65%, 07/15/08	1

JPMorgan Intermediate Bond Trust

Schedule of Portfolio Investments
As of May 31, 2008 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

1	Series 1549, Class K, 8.50%, 07/15/08	1
126	Series 1558, Class D, 6.50%, 07/15/23	129
6	Series 1586, Class M, 5.00%, 09/15/08	6
3	Series 1602, Class SA, IF, 14.42%, 10/15/23	3
4	Series 1604, Class SA, IF, 9.43%, 11/15/08	4
8	Series 1606, Class SC, IF, 13.11%, 11/15/08	8
453	Series 1607, Class H, 6.25%, 10/15/13	460
304	Series 1608, Class L, 6.50%, 09/15/23	320
295	Series 1609, Class LG, IF, 11.78%, 11/15/23	308
106	Series 1611, Class JA, FRN, 3.37%, 08/15/23	106
96	Series 1611, Class JB, IF, 14.49%, 08/15/23	101
10	Series 1625, Class SD, IF, 8.50%, 12/15/08	10
4	Series 1671, Class L, 7.00%, 02/15/24	4
6	Series 1685, Class Z, 6.00%, 11/15/23	6
3	Series 1689, Class SD, IF, 10.85%, 10/15/23	3
20	Series 1698, Class SC, IF, 11.09%, 03/15/09	21
36	Series 1700, Class GA, PO, 02/15/24	31
405	Series 1706, Class K, 7.00%, 03/15/24	429
29	Series 1745, Class D, 7.50%, 08/15/24	31
102	Series 1798, Class F, 5.00%, 05/15/23	102
4	Series 1807, Class G, 9.00%, 10/15/20	4
3	Series 1900, Class T, PO, 08/15/08	3
403	Series 1927, Class PH, 7.50%, 01/15/27	427
4	Series 1967, Class PC, PO, 10/15/08	4
195	Series 1981, Class Z, 6.00%, 05/15/27	201
58	Series 1987, Class PE, 7.50%, 09/15/27	59
1	Series 2017, Class SE, IF, 12.21%, 12/15/08	2
129	Series 2025, Class PE, 6.30%, 01/15/13	132
30	Series 2033, Class SN, IF, IO, 16.70%, 03/15/24	15
82	Series 2038, Class PN, IO, 7.00%, 03/15/28	21
364	Series 2040, Class PE, 7.50%, 03/15/28	378
134	Series 2056, Class TD, 6.50%, 05/15/18	140
535	Series 2063, Class PG, 6.50%, 06/15/28	559
70	Series 2064, Class TE, 7.00%, 06/15/28	74
366	Series 2075, Class PH, 6.50%, 08/15/28	383
304	Series 2075, Class PM, 6.25%, 08/15/28	317
92	Series 2089, Class PJ, IO, 7.00%, 10/15/28	23
34	Series 2097, Class PV, 6.00%, 09/15/09	34
71	Series 2102, Class TC, 6.00%, 12/15/13	73
385	Series 2115, Class PE, 6.00%, 01/15/14	397
290	Series 2125, Class JZ, 6.00%, 02/15/29	300
35	Series 2163, Class PC, IO, 7.50%, 06/15/29	9
506	Series 2169, Class TB, 7.00%, 06/15/29	538
202	Series 2172, Class QC, 7.00%, 07/15/29	215
2	Series 2196, Class TL, 7.50%, 11/15/29	2
123	Series 2201, Class C, 8.00%, 11/15/29	130
226	Series 2210, Class Z, 8.00%, 01/15/30	238
99	Series 2224, Class CB, 8.00%, 03/15/30	103
139	Series 2256, Class MC, 7.25%, 09/15/30	145
214	Series 2259, Class ZM, 7.00%, 10/15/30	222
162	Series 2271, Class PC, 7.25%, 12/15/30	167
202	Series 2283, Class K, 6.50%, 12/15/23	215
101	Series 2296, Class PD, 7.00%, 03/15/31	106
51	Series 2306, Class K, PO, 05/15/24	41
124	Series 2306, Class SE, IF, IO, 6.93%, 05/15/24	24
75	Series 2333, Class HC, 6.00%, 07/15/31	77
154	Series 2344, Class QG, 6.00%, 08/15/16	159
2,253	Series 2344, Class ZD, 6.50%, 08/15/31	2,349
276	Series 2344, Class ZJ, 6.50%, 08/15/31	289
214	Series 2345, Class NE, 6.50%, 08/15/31	223
246	Series 2345, Class PQ, 6.50%, 08/15/16	257
217	Series 2347, Class VP, 6.50%, 03/15/20	228
313	Series 2351, Class PZ, 6.50%, 08/15/31	328
174	Series 2355, Class BP, 6.00%, 09/15/16	181
197	Series 2360, Class PG, 6.00%, 09/15/16	204
28	Series 2362, Class PD, 6.50%, 06/15/20	28
176	Series 2366, Class MD, 6.00%, 10/15/16	178
319	Series 2391, Class QR, 5.50%, 12/15/16	326
319	Series 2391, Class VQ, 6.00%, 10/15/12	329
182	Series 2392, Class PV, 6.00%, 12/15/20	185
473	Series 2405, Class PE, 6.00%, 01/15/17	492
74	Series 2410, Class HC, 5.50%, 02/15/09	75
203	Series 2410, Class NG, 6.50%, 02/15/32	211

JPMorgan Intermediate Bond Trust

Schedule of Portfolio Investments
As of May 31, 2008 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

237	Series 2410, Class OE, 6.38%, 02/15/32	246
91	Series 2410, Class QX, IF, IO, 6.14%, 02/15/32	12
42	Series 2412, Class SE, IF, 11.19%, 02/15/09	42
405	Series 2412, Class SP, IF, 11.07%, 02/15/32	409
104	Series 2423, Class MC, 7.00%, 03/15/32	109
210	Series 2423, Class MT, 7.00%, 03/15/32	220
243	Series 2435, Class CJ, 6.50%, 04/15/32	254
405	Series 2435, Class VH, 6.00%, 07/15/19	418
304	Series 2441, Class GF, 6.50%, 04/15/32	318
250	Series 2444, Class ES, IF, IO, 5.44%, 03/15/32	22
277	Series 2450, Class GZ, 7.00%, 05/15/32	291
100	Series 2450, Class SW, IF, IO, 5.49%, 03/15/32	9
405	Series 2455, Class GK, 6.50%, 05/15/32	425
577	Series 2460, Class VZ, 6.00%, 11/15/29	593
936	Series 2466, Class DH, 6.50%, 06/15/32	977
1,012	Series 2466, Class PG, 6.50%, 04/15/32	1,051
398	Series 2474, Class NR, 6.50%, 07/15/32	416
591	Series 2484, Class LZ, 6.50%, 07/15/32	618
337	Series 2498, Class UD, 5.50%, 06/15/16	341
607	Series 2500, Class MC, 6.00%, 09/15/32	618
25	Series 2500, Class TD, 5.50%, 02/15/16	25
607	Series 2512, Class PG, 5.50%, 10/15/22	611
135	Series 2513, Class YO, PO, 02/15/32	117
563	Series 2515, Class DE, 4.00%, 03/15/32	540
49	Series 2519, Class BT, 8.50%, 09/15/31	53
346	Series 2527, Class VU, 5.50%, 10/15/13	352
304	Series 2535, Class BK, 5.50%, 12/15/22	309
425	Series 2537, Class TE, 5.50%, 12/15/17	432
675	Series 2543, Class YX, 6.00%, 12/15/32	689
290	Series 2557, Class WJ, 5.00%, 07/15/14	292
359	Series 2565, Class MB, 6.00%, 05/15/30	367
810	Series 2575, Class ME, 6.00%, 02/15/33	824
240	Series 2586, Class WI, IO, 6.50%, 03/15/33	54
865	Series 2594, Class VA, 6.00%, 03/15/14	886
359	Series 2594, Class VP, 6.00%, 02/15/14	366
405	Series 2594, Class VQ, 6.00%, 08/15/20	419
720	Series 2597, Class AD, 6.50%, 03/15/32	755
584	Series 2597, Class DS, IF, IO, 5.04%, 02/15/33	51
1,224	Series 2599, Class DS, IF, IO, 4.49%, 02/15/33	94
1,358	Series 2610, Class DS, IF, IO, 4.59%, 03/15/33	118
803	Series 2611, Class SH, IF, IO, 5.14%, 10/15/21	76
405	Series 2617, Class GR, 4.50%, 05/15/18	393
243	Series 2619, Class IM, IO, 5.00%, 10/15/21	31
300	Series 2622, Class PE, 4.50%, 05/15/18	291
1,000	Series 2628, Class WA, 4.00%, 07/15/28	985
202	Series 2631, Class LC, 4.50%, 06/15/18	196
202	Series 2640, Class VE, 3.25%, 07/15/22	178
60	Series 2643, Class HI, IO, 4.50%, 12/15/16	5
503	Series 2651, Class VZ, 4.50%, 07/15/18	485
167	Series 2656, Class SH, IF, 14.06%, 02/15/25	181
1,000	Series 2657, Class MD, 5.00%, 12/15/20	1,013
283	Series 2668, Class SB, IF, 4.96%, 10/15/15	269
202	Series 2672, Class ME, 5.00%, 11/15/22	202
506	Series 2675, Class CK, 4.00%, 09/15/18	475
361	Series 2682, Class YS, IF, 4.76%, 10/15/33	245
1,000	Series 2684, Class PO, PO, 01/15/33	693
243	Series 2684, Class TO, PO, 10/15/33	115
168	Series 2686, Class GB, 5.00%, 05/15/20	170
149	Series 2691, Class WS, IF, 5.23%, 10/15/33	92
1,000	Series 2695, Class DE, 4.00%, 01/15/17	981
218	Series 2705, Class SC, IF, 5.23%, 11/15/33	148
218	Series 2705, Class SD, IF, 5.77%, 11/15/33	163
14	Series 2733, Class GF, FRN, 0.00%, 09/15/33	10
87	Series 2739, Class S, IF, 6.97%, 01/15/34	58
150	Series 2744, Class FE, FRN, 0.00%, 02/15/34	91
131	Series 2744, Class PC, 5.50%, 01/15/31	132
505	Series 2744, Class PD, 5.50%, 08/15/33	516
405	Series 2744, Class TU, 5.50%, 05/15/32	408
38	Series 2749, Class PK, IO, 5.00%, 09/15/22	—	(h)
172	Series 2753, Class S, IF, 6.97%, 02/15/34	115
204	Series 2755, Class PA, PO, 02/15/29	177
98	Series 2755, Class SA, IF, 9.17%, 05/15/30	97
59	Series 2769, Class PO, PO, 03/15/34	28

JPMorgan Intermediate Bond Trust

Schedule of Portfolio Investments
As of May 31, 2008 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)		Security Description	Value ($)

385		Series 2776, Class SK, IF, 5.30%, 04/15/34	254
449		Series 2841, Class YA, 5.50%, 07/15/27	457
125		Series 2846, Class PO, PO, 08/15/34	76
901		Series 2907, Class VC, 4.50%, 05/15/34	845
500		Series 2999, Class ND, 4.50%, 07/15/20	475
636		Series 3068, Class AO, PO, 01/15/35	528
241		Series 3117, Class EO, PO, 02/15/36	190
79		Series 3117, Class OK, PO, 02/15/36	57
438		Series 3150, Class PO, PO, 05/15/36	343
866		Series 3152, Class MO, PO, 03/15/36	660
128		Series 3158, Class LX, FRN, 0.00%, 05/15/36	100
1,000		Series 3162, Class OB, 6.00%, 11/15/30	1,039
479		Series 3179, Class OA, PO, 07/15/36	380
104		Series 3189, Class SN, IF, 10.41%, 11/15/35	123
		Federal Home Loan Mortgage Corp. Structured Pass-Through Securities,
75		Series T-41, Class 3A, VAR, 7.50%, 07/25/32	77
66		Series T-51, Class 2A, VAR, 7.50%, 08/25/42	69
649		Series T-54, Class 2A, 6.50%, 02/25/43	667
224		Series T-54, Class 3A, 7.00%, 02/25/43	237
61		Series T-58, Class APO, PO, 09/25/43	51
149		Federal Home Loan Mortgage Corp.- Government National Mortgage Association, Series 24, Class ZE, 6.25%, 11/25/23	155
		Federal National Mortgage Association, REMICS,
5		Series 1988-7, Class Z, 9.25%, 04/25/18	6
25		Series 1989-70, Class G, 8.00%, 10/25/19	26
10		Series 1989-78, Class H, 9.40%, 11/25/19	11
8		Series 1989-83, Class H, 8.50%, 11/25/19	9
8		Series 1989-89, Class H, 9.00%, 11/25/19	9
3		Series 1990-1, Class D, 8.80%, 01/25/20	3
4		Series 1990-7, Class B, 8.50%, 01/25/20	5
4		Series 1990-60, Class K, 5.50%, 06/25/20	4
4		Series 1990-63, Class H, 9.50%, 06/25/20	5
5		Series 1990-93, Class G, 5.50%, 08/25/20	5
—	(h)	Series 1990-94, Class H, HB, 504.00%, 08/25/20	1
—	(h)	Series 1990-95, Class J, HB, 1,118.04%, 08/25/20	1
21		Series 1990-102, Class J, 6.50%, 08/25/20	21
10		Series 1990-120, Class H, 9.00%, 10/25/20	11
2		Series 1990-134, Class SC, IF, 17.99%, 11/25/20	2
—	(h)	Series 1990-140, Class K, HB, 651.60%, 12/25/20	2
—	(h)	Series 1991-7, Class K, HB, 908.50%, 02/25/21	—	(h)
13		Series 1991-42, Class S, IF, 13.46%, 05/25/21	15
4		Series 1992-33, Class F, FRN, 3.41%, 03/25/22	4
12		Series 1992-143, Class MA, 5.50%, 09/25/22	12
89		Series 1993-25, Class J, 7.50%, 03/25/23	95
559		Series 1993-37, Class PX, 7.00%, 03/25/23	577
184		Series 1993-54, Class Z, 7.00%, 04/25/23	195
39		Series 1993-62, Class SA, IF, 12.88%, 04/25/23	45
50		Series 1993-122, Class M, 6.50%, 07/25/23	52
20		Series 1993-165, Class SD, IF, 7.90%, 09/25/23	20
—	(h)	Series 1993-170, Class SE, IF, 13.37%, 09/25/08	—	(h)
1		Series 1993-175, Class SA, IF, 13.84%, 09/25/08	1
83		Series 1993-178, Class PK, 6.50%, 09/25/23	87
1,012		Series 1993-183, Class KA, 6.50%, 10/25/23	1,073
653		Series 1993-189, Class PL, 6.50%, 10/25/23	686
9		Series 1993-190, Class S, IF, 9.43%, 10/25/08	9
2		Series 1993-196, Class FA, FRN, 4.18%, 10/25/08	2
86		Series 1993-225, Class SG, IF, 17.33%, 12/25/13	94
138		Series 1993-247, Class SA, IF, 16.48%, 12/25/23	169
294		Series 1993-250, Class Z, 7.00%, 12/25/23	309
520		Series 1993-257, Class C, PO, 06/25/23	474
8		Series 1994-9, Class E, PO, 11/25/23	7
9		Series 1994-12, Class FC, FRN, 4.33%, 01/25/09	9
—	(h)	Series 1994-13, Class SK, IF, 12.58%, 02/25/09	—	(h)
9		Series 1994-17, Class JB, IO, 6.50%, 02/25/09	—	(h)
2		Series 1994-20, Class Z, 6.50%, 02/25/09	2
29		Series 1994-34, Class DZ, 6.00%, 03/25/09	29
28		Series 1994-55, Class G, 6.75%, 12/25/23	28
360		Series 1996-14, Class SE, IF, IO, 6.94%, 08/25/23	69
1		Series 1996-20, Class L, PO, 09/25/08	1
8		Series 1996-24, Class E, PO, 03/25/09	8
17		Series 1996-27, Class FC, FRN, 2.91%, 03/25/17	17
4		Series 1996-39, Class J, PO, 09/25/08	4
39		Series 1996-59, Class J, 6.50%, 08/25/22	41

JPMorgan Intermediate Bond Trust

Schedule of Portfolio Investments
As of May 31, 2008 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

206	Series 1996-59, Class K, 6.50%, 07/25/23	213
164	Series 1997-20, Class IB, FRN, IO, 1.84%, 03/25/27	5
171	Series 1997-20, Class IO, FRN, IO, 1.84%, 03/25/27	6
79	Series 1997-27, Class J, 7.50%, 04/18/27	82
70	Series 1997-29, Class J, 7.50%, 04/20/27	75
149	Series 1997-39, Class PD, 7.50%, 05/20/27	157
68	Series 1997-81, Class PI, IO, 7.00%, 12/18/27	17
11	Series 1998-4, Class C, PO, 04/25/23	9
6	Series 1998-27, Class B, PO, 12/25/08	6
149	Series 1998-36, Class ZB, 6.00%, 07/18/28	154
400	Series 2000-2, Class ZE, 7.50%, 02/25/30	426
188	Series 2001-4, Class PC, 7.00%, 03/25/21	199
276	Series 2001-5, Class OW, 6.00%, 03/25/16	284
553	Series 2001-33, Class ID, IO, 6.00%, 07/25/31	131
388	Series 2001-36, Class DE, 7.00%, 08/25/31	408
100	Series 2001-44, Class PD, 7.00%, 09/25/31	105
502	Series 2001-48, Class Z, 6.50%, 09/25/21	526
112	Series 2001-49, Class Z, 6.50%, 09/25/31	117
149	Series 2001-52, Class XM, 6.50%, 11/25/10	152
249	Series 2001-61, Class VB, 7.00%, 12/25/16	250
120	Series 2001-71, Class GU, 6.00%, 05/25/14	120
368	Series 2001-71, Class MB, 6.00%, 12/25/16	381
459	Series 2001-71, Class QE, 6.00%, 12/25/16	474
2,577	Series 2001-74, Class MB, 6.00%, 12/25/16	2,680
254	Series 2001-80, Class PE, 6.00%, 07/25/29	261
97	Series 2001-81, Class LO, PO, 01/25/32	74
240	Series 2002-1, Class HC, 6.50%, 02/25/22	251
93	Series 2002-1, Class SA, IF, 17.41%, 02/25/32	105
207	Series 2002-2, Class UC, 6.00%, 02/25/17	213
457	Series 2002-3, Class OG, 6.00%, 02/25/17	474
79	Series 2002-8, Class SR, IF, 11.46%, 03/25/09	82
1,235	Series 2002-18, Class PC, 5.50%, 04/25/17	1,261
309	Series 2002-21, Class PE, 6.50%, 04/25/32	322
405	Series 2002-24, Class AJ, 6.00%, 04/25/17	420
292	Series 2002-28, Class PK, 6.50%, 05/25/32	305
402	Series 2002-37, Class Z, 6.50%, 06/25/32	411
732	Series 2002-56, Class UC, 5.50%, 09/25/17	747
267	Series 2002-59, Class AC, 6.00%, 03/25/28	268
810	Series 2002-74, Class LD, 5.00%, 01/25/16	819
1,012	Series 2002-74, Class PD, 5.00%, 11/25/15	1,022
442	Series 2002-84, Class VB, 5.50%, 04/25/15	447
65	Series 2002-91, Class UH, IO, 5.50%, 06/25/22	10
405	Series 2002-94, Class BK, 5.50%, 01/25/18	413
294	Series 2003-8, Class SB, IF, IO, 5.26%, 03/25/16	13
202	Series 2003-22, Class UD, 4.00%, 04/25/33	168
162	Series 2003-34, Class GB, 6.00%, 03/25/33	163
304	Series 2003-34, Class GE, 6.00%, 05/25/33	309
75	Series 2003-39, Class IO, IO, VAR, 6.00%, 05/25/33	18
405	Series 2003-47, Class PE, 5.75%, 06/25/33	401
174	Series 2003-52, Class SX, IF, 15.77%, 10/25/31	191
168	Series 2003-64, Class SX, IF, 6.68%, 07/25/33	123
391	Series 2003-71, Class DS, IF, 3.70%, 08/25/33	228
846	Series 2003-73, Class GA, 3.50%, 05/25/31	813
1,232	Series 2003-80, Class SY, IF, IO, 5.26%, 06/25/23	141
405	Series 2003-83, Class PG, 5.00%, 06/25/23	404
1,000	Series 2003-86, Class PW, 4.50%, 06/25/15	1,004
110	Series 2003-91, Class SD, IF, 8.51%, 09/25/33	102
304	Series 2003-106, Class US, IF, 5.49%, 11/25/23	225
787	Series 2003-116, Class SB, IF, IO, 5.21%, 11/25/33	92
202	Series 2003-128, Class KE, 4.50%, 01/25/14	202
500	Series 2003-128, Class NG, 4.00%, 01/25/19	465
253	Series 2003-130, Class SX, IF, 7.93%, 01/25/34	247
997	Series 2004-1, Class DL, 4.50%, 02/25/18	1,001
303	Series 2004-14, Class SD, IF, 5.49%, 03/25/34	194
1,000	Series 2004-21, Class AE, 4.00%, 04/25/19	924
63	Series 2004-21, Class CO, PO, 04/25/34	33
405	Series 2004-25, Class PC, 5.50%, 01/25/34	410
239	Series 2004-25, Class SA, IF, 12.95%, 04/25/34	258
263	Series 2004-36, Class PC, 5.50%, 02/25/34	264
379	Series 2004-36, Class SA, IF, 12.95%, 05/25/34	397
287	Series 2004-76, Class CL, 4.00%, 10/25/19	269
364	Series 2005-40, Class YA, 5.00%, 09/25/20	368
535	Series 2005-52, Class PA, 6.50%, 06/25/35	557

JPMorgan Intermediate Bond Trust

Schedule of Portfolio Investments
As of May 31, 2008 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

419	Series 2005-56, Class S, IF, IO, 4.32%, 07/25/35	39
2,000	Series 2005-68, Class PG, 5.50%, 08/25/35	2,024
367	Series 2006-44, Class P, PO, 12/25/33	284
475	Series 2006-59, Class QO, PO, 01/25/33	376
316	Series 2006-65, Class QO, PO, 07/25/36	247
477	Series 2006-72, Class GO, PO, 08/25/36	372
500	Series 2006-77, Class PC, 6.50%, 08/25/36	531
867	Series 2006-110, Class PO, PO, 11/25/36	655
1,000	Series 2006-124, Class HB, VAR, 6.03%, 11/25/36	1,003
942	Series 2007-106, Class A7, VAR, 6.25%, 10/25/37	943
1,525	Series 2007-106, Class PD, 6.00%, 08/25/32	1,574
969	Series 2008-16, Class IS, IF, IO, 3.81%, 03/25/38	76
7	Series G-14, Class L, 8.50%, 06/25/21	8
37	Series G-18, Class Z, 8.75%, 06/25/21	41
11	Series G-22, Class G, 6.00%, 12/25/16	11
26	Series G-35, Class M, 8.75%, 10/25/21	28
110	Series G92-35, Class E, 7.50%, 07/25/22	117
6	Series G92-42, Class Z, 7.00%, 07/25/22	7
156	Series G92-44, Class ZQ, 8.00%, 07/25/22	167
119	Series G92-54, Class ZQ, 7.50%, 09/25/22	127
25	Series G93-5, Class Z, 6.50%, 02/25/23	26
26	Series G95-1, Class C, 8.80%, 01/25/25	29
	Federal National Mortgage Association Whole Loan,
30	Series 2002-W5, Class A7, 6.25%, 08/25/30	30
49	Series 2002-W5, Class A10, IF, IO, 5.71%, 11/25/30	3
307	Series 2003-W1, Class 1A1, 6.50%, 12/25/42	314
87	Series 2003-W4, Class 2A, 6.50%, 10/25/42	92
266	Series 2004-W2, Class 2A2, 7.00%, 02/25/44	284
	Federal National Mortgage Association Interest STRIPS,
1	Series 50, Class 2, IO, 10.50%, 03/01/19	—	(h)
9	Series 218, Class 2, IO, 7.50%, 04/01/23	2
125	Series 329, Class 1, PO, 01/01/33	92
287	Series 340, Class 1, PO, 09/01/33	204
	Government National Mortgage Association,
91	Series 1994-3, Class PQ, 7.49%, 07/16/24	97
322	Series 1994-4, Class KQ, 7.99%, 07/16/24	340
607	Series 1994-7, Class PQ, 6.50%, 10/16/24	639
127	Series 1995-3, Class DQ, 8.05%, 06/16/25	138
34	Series 1995-7, Class CQ, 7.50%, 09/16/25	37
265	Series 1996-16, Class E, 7.50%, 08/16/26	279
54	Series 1998-26, Class K, 7.50%, 09/17/25	57
790	Series 1999-10, Class ZC, 6.50%, 04/20/29	826
110	Series 1999-30, Class S, IF, IO, 5.89%, 08/16/29	11
98	Series 1999-41, Class Z, 8.00%, 11/16/29	104
68	Series 1999-44, Class PC, 7.50%, 12/20/29	73
160	Series 2000-6, Class Z, 7.50%, 02/20/30	170
28	Series 2000-9, Class Z, 8.00%, 06/20/30	30
664	Series 2000-9, Class ZJ, 8.50%, 02/16/30	721
265	Series 2000-14, Class PD, 7.00%, 02/16/30	279
76	Series 2000-16, Class ZN, 7.50%, 02/16/30	82
404	Series 2000-37, Class B, 8.00%, 12/20/30	417
33	Series 2000-38, Class AH, 7.15%, 12/20/30	34
255	Series 2001-7, Class PK, 6.50%, 03/20/31	266
14	Series 2001-32, Class WA, IF, 13.93%, 07/20/31	15
405	Series 2001-64, Class MQ, 6.50%, 12/20/31	421
94	Series 2002-7, Class PG, 6.50%, 01/20/32	98
130	Series 2002-31, Class S, IF, IO, 6.19%, 01/16/31	15
359	Series 2002-40, Class UK, 6.50%, 06/20/32	376
383	Series 2002-47, Class PG, 6.50%, 07/16/32	401
405	Series 2002-47, Class PY, 6.00%, 07/20/32	414
429	Series 2002-47, Class ZA, 6.50%, 07/20/32	443
35	Series 2002-51, Class SG, IF, 21.76%, 04/20/31	42
202	Series 2002-54, Class GB, 6.50%, 08/20/32	212
117	Series 2002-79, Class KV, 6.00%, 11/20/13	119
271	Series 2003-4, Class NI, IO, 5.50%, 01/20/32	33
236	Series 2003-4, Class NY, 5.50%, 12/20/13	241
74	Series 2003-24, Class PO, PO, 03/16/33	60
304	Series 2003-40, Class TJ, 6.50%, 03/20/33	319
305	Series 2003-52, Class AP, PO, 06/16/33	230
153	Series 2003-95, Class SB, IF, 10.81%, 09/17/31	156
53	Series 2003-95, Class SC, IF, IO, 4.50%, 09/17/31	1
63	Series 2004-28, Class S, IF, 12.77%, 04/16/34	65
133	Series 2004-73, Class AE, IF, 9.70%, 08/17/34	131

JPMorgan Intermediate Bond Trust

Schedule of Portfolio Investments
As of May 31, 2008 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

963	Series 2007-49, Class NO, PO, 12/20/35	800
484	Series 2008-25, Class SB, IF, IO, 4.42%, 03/20/38	42
	Vendee Mortgage Trust,
495	Series 1994-1, Class 1, VAR, 5.62%, 02/15/24	501
728	Series 1996-1, Class 1Z, 6.75%, 02/15/26	762
243	Series 1996-2, Class 1Z, 6.75%, 06/15/26	258
960	Series 1997-1, Class 2Z, 7.50%, 02/15/27	1,043
245	Series 1998-1, Class 2E, 7.00%, 03/15/28	258

		96,293

	Non-Agency CMO — 7.4%
381	ABN AMRO Mortgage Corp., Series 2003-9, Class A2, 4.50%, 08/25/18	368
85	Banc of America Alternative Loan Trust, Series 2003-11, Series PO, PO, 01/25/34	51
108	Banc of America Funding Corp., Series 2004-1, Class PO, PO, 03/25/34	61
	Banc of America Mortgage Securities, Inc.,
88	Series 2003-8, Class APO, PO, 11/25/33	61
209	Series 2004-1, Class APO, PO, 02/25/34	126
153	Series 2004-6, Class APO, PO, 07/25/34	92
	Citigroup Mortgage Loan Trust, Inc.,
189	Series 2003-UP3, Class A3, 7.00%, 09/25/33	191
398	Series 2003-UST1, Class A1, 5.50%, 12/25/18	393
74	Series 2003-UST1, Class PO1, PO, 12/25/18	56
53	Series 2003-UST1, Class PO3, PO, 12/25/18	41
684	Citicorp Mortgage Securities, Inc., Series 2004-2, Class A1, 5.00%, 03/25/34	672
	Countrywide Alternative Loan Trust,
752	Series 2002-8, Class A4, 6.50%, 07/25/32	753
1,282	Series 2004-2CB, Class 1A9, 5.75%, 03/25/34	1,136
350	Series 2004-18CB, Class 2A4, 5.70%, 09/25/34	313
231	Series 2005-26CB, Class A10, IF, 8.71%, 07/25/35	233
500	Series 2005-54CB, Class 1A11, 5.50%, 11/25/35	436
300	Series 2007-21CB, Class 1A5, 6.00%, 09/25/37 (i)	205
	Countrywide Home Loan Mortgage Pass Through Trust,
741	Series 2003-26, Class 1A6, 3.50%, 08/25/33	634
358	Series 2003-J7, Class 4A3, IF, 6.70%, 08/25/18	344
146	Series 2003-J13, Class PO, PO, 01/25/34	87
95	Series 2004-HYB3, Class 2A, VAR, 4.08%, 06/20/34	95
664	Series 2005-22, Class 2A1, FRN, 5.25%, 11/25/35	607
362	Series 2005-R1, Class 2APO, PO, 03/25/35 (e)	202
572	Deutsche ALT-A Securities, Inc., Alternate Loan Trust, Series 2005-3, Class 1A1, VAR, 5.32%, 06/25/20	540
140	Deutsche Mortgage Securities, Inc., Series 2004-1, Class 2APO, PO, 10/25/18	100
	First Horizon Asset Securities, Inc.,
537	Series 2004-AR7, Class 2A1, FRN, 4.92%, 02/25/35	526
202	Series 2004-AR7, Class 2A2, FRN, 4.92%, 02/25/35	199
427	Series 2005-AR1, Class 2A2, FRN, 5.00%, 04/25/35	408
510	GMAC Mortgage Corp. Loan Trust, Series 2004-J1, Class A15, 5.25%, 04/25/34	506
500	GSR Mortgage Loan Trust, Series 2006-1F, Class 1A3, 5.50%, 02/25/36	452
584	Indymac Index Mortgage Loan Trust, Series 2005-AR11, Class A7, FRN, IO, 0.71%, 08/25/35	8
399	MASTR Adjustable Rate Mortgages Trust, Series 2004-13, Class 2A1, FRN, 3.82%, 04/21/34	398
	MASTR Alternative Loans Trust,
718	Series 2003-9, Class 8A1, 6.00%, 01/25/34	645
2,206	Series 2004-4, Class 10A1, 5.00%, 05/25/24	2,061
72	Series 2004-7, Class 30PO, PO, 08/25/34	42
183	Series 2004-10, Class 1A1, 4.50%, 09/25/19	170
712	Series 2005-6, Class 3A1, 5.50%, 11/25/20	705
	MASTR Asset Securitization Trust,
710	Series 2003-2, Class 1A1, 5.00%, 03/25/18	690
89	Series 2003-4, Class 2A2, 5.00%, 05/25/18	89
203	Series 2003-11, Class 6A2, 4.00%, 12/25/33	201
127	Series 2004-8, Class PO, PO, 08/25/19	88
605	MASTR Resecuritization Trust, Series 2005-PO, Class 3PO, PO, 05/28/35 (e)	389
113	MortgageIT Trust, Series 2005-1, Class 1A1, FRN, 2.71%, 02/25/35	105
	Nomura Asset Acceptance Corp.,

JPMorgan Intermediate Bond Trust

Schedule of Portfolio Investments
As of May 31, 2008 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)		Security Description	Value ($)

231		Series 2003-A1, Class A1, 5.50%, 05/25/33	214
169		Series 2003-A1, Class A2, 6.00%, 05/25/33	152
14		Series 2003-A1, Class A5, 7.00%, 04/25/33	13
144		Series 2004-R2, Class A1, VAR, 6.50%, 10/25/34 (e)	146
—	(h)	Paine Webber CMO Trust, Series H, Class 4, 8.75%, 04/01/18	—	(h)
		Residential Accredit Loans, Inc.,
1,006		Series 2002-QS8, Class A5, 6.25%, 06/25/17	1,003
206		Series 2002-QS16, Class A3, IF, 11.62%, 10/25/17	216
239		Series 2003-QS3, Class A2, IF, 11.24%, 02/25/18	248
1,049		Series 2003-QS9, Class A3, IF, IO, 5.16%, 05/25/18	122
202		Series 2004-QS8, Class A2, 5.00%, 06/25/34	194
132		Residential Asset Securitization Trust, Series 2003-A14, Class A1, 4.75%, 02/25/19	123
		Residential Funding Mortgage Securities I,
503		Series 2003-S7, Class A17, 4.00%, 05/25/33	459
419		Series 2003-S11, Class A1, 2.50%, 06/25/18	404
202		Series 2003-S12, Class 4A5, 4.50%, 12/25/32	190
—	(h)	Rural Housing Trust, Series 1987-1, Class 3B, 7.33%, 04/01/26	—	(h)
56		Salomon Brothers Mortgage Securities VII, Inc., Series 2003-UP2, Class PO1, PO, 12/25/18	46
		WaMu Mortgage Pass Through Certificates,
473		Series 2002-S8, Class 2A7, 5.25%, 01/25/18	463
109		Series 2003-S10, Class A6, PO, 10/25/18	64
269		Series 2004-AR3, Class A2, VAR, 4.24%, 06/25/34	260
905		Series 2004-S3, Class 2A3, IF, 12.26%, 07/25/34	939
400		Washington Mutual Alternative Mortgage Pass-Through Certificates, Series 2005-4, Class CB7, 5.50%, 06/25/35	328
93		Washington Mutual MSC Mortgage Pass-Through Certificates, Series 2003-MS7, Class P, PO, 03/25/33	59
		Wells Fargo Mortgage Backed Securities Trust,
146		Series 2003-11, Class 1APO, PO, 10/25/18	104
405		Series 2003-13, Class A7, 4.50%, 11/25/18	386
178		Series 2003-17, Class 2A4, 5.50%, 01/25/34	177
252		Series 2004-7, Class 2A2, 5.00%, 07/25/19	246
689		Series 2004-BB, Class A4, FRN, 4.56%, 01/25/35	670
222		Series 2004-EE, Class 3A1, FRN, 4.01%, 12/25/34	219
506		Series 2004-S, Class A5, FRN, 3.54%, 09/25/34	503

			23,427

		Total Collateralized Mortgage Obligations (Cost $121,503)	119,720

		Commercial Mortgage Backed Securities — 1.9%
500		Banc of America Commercial Mortgage, Inc., Series 2005-6, Class ASB, VAR, 5.18%, 09/10/47	487
		Bear Stearns Commercial Mortgage Securities,
5		Series 2000-WF1, Class A1, VAR, 7.64%, 02/15/32 (y)	5
300		Series 2005-PWR9, Class AAB, 4.80%, 09/11/42 (y)	289
360		Series 2006-PW11, Class A4, VAR, 5.46%, 03/11/39 (y)	357
343		Series 2006-PW14, Class A1, 5.04%, 12/11/38 (y)	344
393		Citigroup Commercial Mortgage Trust, Series 2006-C4, Class A1, VAR, 5.72%, 03/15/49	399
		CS First Boston Mortgage Securities Corp.,
211		Series 1998-C2, Class A2, 6.30%, 11/15/30	212
352		Series 2003-23, Class 2A5, 5.00%, 10/25/18	321
78		First Union-Chase Commercial Mortgage, Series 1999-C2, Class A2, 6.65%, 06/15/31	79
500		Merrill Lynch Mortgage Trust, Series 2005-MCP1, Class ASB, VAR, 4.67%, 06/12/43	482
		Morgan Stanley Capital I,
482		Series 2006-IQ12, Class A1, 5.26%, 12/15/43	485
111		Series 2006-T23, Class A1, 5.68%, 08/12/41	113
500		Morgan Stanley Dean Witter Capital I, Series 2001-280, Class A2, 6.49%, 02/03/16 (e)	530
1,000		TIAA Seasoned Commercial Mortgage Trust, Series 2007-C4, Class A3, VAR, 6.10%, 08/15/39	1,004
810		Wachovia Bank Commercial Mortgage Trust, Series 2004-C15, Class A2, 4.04%, 10/15/41	802

		Total Commercial Mortgage Backed Securities (Cost $5,993)	5,909

JPMorgan Intermediate Bond Trust

Schedule of Portfolio Investments
As of May 31, 2008 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

	Corporate Bonds — 23.3%
	Aerospace & Defense — 0.2%
100	Honeywell International, Inc., 5.30%, 03/01/18	99
250	Northrop Grumman Corp., 7.13%, 02/15/11	265
166	Systems 2001 AT LLC (Cayman Islands), 7.16%, 12/15/11 (e)	172

		536

	Air Freight & Logistics — 0.3%
762	FedEx Corp., 6.72%, 01/15/22	801
150	United Parcel Service, Inc., 5.50%, 01/15/18	152

		953

	Airlines — 0.2%
106	American Airlines, Inc., Series 1999-1, 7.02%, 10/15/09 (c)	105
	Continental Airlines, Inc.,
42	Series 1999-2, Class A1, 7.26%, 03/15/20	40
202	Series 1999-2, Class A2, 7.06%, 09/15/09	200
136	United Airlines, Inc., Series 2001-1, 6.07%, 03/01/13	136

		481

	Automobiles — 0.2%
709	Daimler Finance North America LLC, 7.20%, 09/01/09	731

	Beverages — 0.0% (g)
75	Anheuser-Busch Cos., Inc., 5.50%, 01/15/18	73

	Capital Markets — 4.3%
	Bear Stearns Cos., Inc. (The),
800	3.25%, 03/25/09 (y)	789
100	5.70%, 11/15/14 (y)	98
450	6.40%, 10/02/17 (y)	452
100	7.25%, 02/01/18 (y)	106
	Credit Suisse First Boston USA, Inc.,
111	4.70%, 06/01/09	112
405	5.50%, 08/15/13	405
1,640	6.13%, 11/15/11	1,688
	Goldman Sachs Group, Inc. (The),
269	3.88%, 01/15/09	269
202	4.75%, 07/15/13 (c)	197
200	5.15%, 01/15/14	194
300	5.50%, 11/15/14	294
1,100	5.95%, 01/18/18	1,077
486	6.60%, 01/15/12	505
1,000	6.88%, 01/15/11	1,049
101	7.35%, 10/01/09	105
	Lehman Brothers Holdings, Inc.,
300	4.80%, 03/13/14	272
350	6.00%, 07/19/12	339
455	6.63%, 01/18/12	454
75	6.75%, 12/28/17	71
	Merrill Lynch & Co., Inc.,
202	3.13%, 07/15/08	202
304	4.13%, 01/15/09	301
200	4.50%, 11/04/10	195
200	5.00%, 01/15/15	185
157	5.45%, 07/15/14	149
50	6.15%, 04/25/13	49
534	6.40%, 08/28/17 (c)	509
266	6.88%, 04/25/18	261
	Morgan Stanley,
243	4.25%, 05/15/10	237
147	4.75%, 04/01/14	136
175	5.75%, 08/31/12 (c)	173
1,000	6.60%, 04/01/12	1,020
1,240	6.75%, 04/15/11	1,268
607	State Street Corp., 7.65%, 06/15/10	640

		13,801

	Chemicals — 0.4%
100	Air Products & Chemicals, Inc., 4.15%, 02/01/13	98
	Dow Chemical Co. (The),

JPMorgan Intermediate Bond Trust
Schedule of Portfolio Investments
As of May 31, 2008 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

100	6.00%, 10/01/12	103
304	6.13%, 02/01/11	314
50	EI Du Pont de Nemours & Co., 4.13%, 03/06/13 (c)	48
225	Monsanto Co., 7.38%, 08/15/12	246
100	Potash Corp. of Saskatchewan (Canada), 4.88%, 03/01/13	99
230	Praxair, Inc., 4.63%, 03/30/15	223

		1,131

	Commercial Banks — 2.8%
	Barclays Bank plc (United Kingdom),
100	5.45%, 09/12/12	102
250	6.05%, 12/04/17 (e)	244
152	Branch Banking & Trust Co., 4.88%, 01/15/13	148
350	Fifth Third Bancorp, 5.45%, 01/15/17	318
	Keycorp,
75	6.50%, 05/14/13 (c)	74
405	Series G, 4.70%, 05/21/09	404
300	M&T Bank Corp., 6.63%, 12/04/17	294
200	Marshall & Ilsley Corp., 5.35%, 04/01/11	198
233	Mellon Funding Corp., 3.25%, 04/01/09	231
150	National City Bank, FRN, 2.93%, 01/21/10	141
225	PNC Funding Corp., 5.25%, 11/15/15 (c)	209
380	Royal Bank of Canada (Canada), 3.88%, 05/04/09	381
	SunTrust Bank,
270	5.25%, 11/05/12 (c)	262
229	6.38%, 04/01/11	234
1,012	U.S. Bank, N.A., 7.13%, 12/01/09	1,055
	UBS AG (Switzerland),
100	5.75%, 04/25/18	97
100	5.88%, 12/20/17	99
202	Wachovia Bank N.A., 7.80%, 08/18/10 (c)	213
	Wachovia Corp.,
709	3.50%, 08/15/08	708
388	3.63%, 02/17/09	386
850	5.75%, 02/01/18	821
	Wells Fargo & Co.,
456	3.13%, 04/01/09 (c)	455
550	5.00%, 11/15/14	535
415	5.63%, 12/11/17	414
	Wells Fargo Bank N.A.,
81	6.45%, 02/01/11	85
628	7.55%, 06/21/10	666

		8,774

	Communications Equipment — 0.0% (g)
100	Cisco Systems, Inc., 5.50%, 02/22/16	101

	Computers & Peripherals — 0.2%
325	Hewlett-Packard Co., 5.40%, 03/01/17	321
	International Business Machines Corp.,
283	5.39%, 01/22/09	287
150	5.70%, 09/14/17	152

		760

	Consumer Finance — 1.8%
91	American General Finance Corp., 5.38%, 10/01/12	88
71	Capital One Bank USA N.A., 5.75%, 09/15/10	71
	Capital One Financial Corp.,

JPMorgan Intermediate Bond Trust
Schedule of Portfolio Investments
As of May 31, 2008 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

100	5.70%, 09/15/11 (c)	97
245	6.25%, 11/15/13	241
	HSBC Finance Corp.,
202	4.75%, 05/15/09 (c)	203
200	5.25%, 01/15/14	197
500	5.50%, 01/19/16 (c)	484
1,417	5.88%, 02/01/09	1,432
202	6.38%, 11/27/12	208
202	6.50%, 11/15/08	204
452	6.75%, 05/15/11	464
698	8.00%, 07/15/10	732
	International Lease Finance Corp.,
152	5.88%, 05/01/13	149
100	6.38%, 03/15/09	101
200	John Deere Capital Corp., 4.40%, 07/15/09	201
	SLM Corp.,
100	4.00%, 01/15/10	93
263	5.38%, 01/15/13	229
202	Toyota Motor Credit Corp., 2.88%, 08/01/08	202
202	Washington Mutual Financial Corp., 6.88%, 05/15/11	209

		5,605

	Diversified Financial Services — 4.1%
1,108	Associates Corp. of North America, 8.15%, 08/01/09	1,154
	Bank of America Corp.,
425	5.65%, 05/01/18	412
405	7.40%, 01/15/11	427
1,470	7.80%, 02/15/10	1,547
100	BHP Billiton Finance Ltd. (Australia), 5.40%, 03/29/17	96
	Caterpillar Financial Services Corp.,
100	3.45%, 01/15/09	100
150	4.85%, 12/07/12 (c)	150
100	5.50%, 03/15/16 (c)	100
	CIT Group, Inc.,
250	5.00%, 02/13/14	204
300	7.63%, 11/30/12 (c)	276
	Citigroup, Inc.,
202	4.25%, 07/29/09 (c)	202
506	5.63%, 08/27/12 (c)	505
300	6.00%, 08/15/17	294
300	6.13%, 11/21/17	297
81	6.20%, 03/15/09 (c)	82
	General Electric Capital Corp.,
354	4.63%, 09/15/09 (c)	358
300	4.80%, 05/01/13	298
1,600	5.25%, 10/19/12 (c)	1,625
500	5.40%, 02/15/17	485
300	5.63%, 05/01/18	296
500	5.65%, 06/09/14	511
1,562	5.88%, 02/15/12	1,615
695	6.00%, 06/15/12	724
516	6.13%, 02/22/11	537
600	Genworth Global Funding Trusts, 5.20%, 10/08/10	600
	Textron Financial Corp.,
125	5.13%, 02/03/11	126
100	5.40%, 04/28/13	99

		13,120

	Diversified Telecommunication Services — 2.1%
	AT&T, Inc.,
1,020	4.95%, 01/15/13	1,017
150	5.10%, 09/15/14	149
150	5.50%, 02/01/18	147
178	Bellsouth Telecommunications, Inc., 6.30%, 12/15/15	184
830	British Telecommunications plc (United Kingdom), 8.62%, 12/15/10	899
587	France Telecom S.A. (France), 7.75%, 03/01/11	629

JPMorgan Intermediate Bond Trust
Schedule of Portfolio Investments
As of May 31, 2008 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

567	Nynex Capital Funding Co., SUB, 8.23%, 10/15/09	584
24	Nynex Corp., 9.55%, 05/01/10	25
	Sprint Capital Corp.,
81	7.63%, 01/30/11	78
182	8.38%, 03/15/12 (c)	177
	Telecom Italia Capital S.A. (Luxembourg),
420	4.95%, 09/30/14	387
225	5.25%, 11/15/13	215
275	Telefonica Emisones S.A.U. (Spain), 5.86%, 02/04/13	277
283	TELUS Corp. (Canada), 8.00%, 06/01/11	305
100	Verizon Communications, Inc., 5.50%, 02/15/18	98
202	Verizon Florida Inc., Series F, 6.13%, 01/15/13	207
800	Verizon Global Funding Corp., 7.25%, 12/01/10	856
100	Verizon New England, Inc., Series A, 4.75%, 10/01/13	96
200	Verizon Virginia, Inc., Series A, 4.63%, 03/15/13	194

		6,524

	Electric Utilities — 0.5%
81	Alabama Power Co., 4.70%, 12/01/10	82
233	Carolina Power & Light Co., 5.13%, 09/15/13	236
100	CenterPoint Energy Houston Electric LLC, Series M2, 5.75%, 01/15/14	100
50	Cleveland Electric Illuminating Co. (The), 7.88%, 11/01/17	55
25	Columbus Southern Power Co., 6.05%, 05/01/18	25
30	Connecticut Light & Power Co., 5.65%, 05/01/18 (c)	30
300	Exelon Generation Co. LLC, 6.95%, 06/15/11	311
43	Kiowa Power Partners LLC, 4.81%, 12/30/13 (e)	42
125	Pacific Gas & Electric Co., 5.63%, 11/30/17	125
75	Peco Energy Co., 5.35%, 03/01/18	74
221	PSEG Power LLC, 7.75%, 04/15/11	236
	Virginia Electric and Power Co.,
210	5.10%, 11/30/12	211
100	5.40%, 04/30/18	97

		1,624

	Electronic Equipment & Instruments — 0.0% (g)
100	Arrow Electronics, Inc., 6.88%, 07/01/13	104

	Food & Staples Retailing — 0.1%
304	Kroger Co. (The), 8.05%, 02/01/10	319

	Food Products — 0.2%
	Kellogg Co.,
100	4.25%, 03/06/13	97
200	5.13%, 12/03/12	202
450	Kraft Foods, Inc., 6.13%, 02/01/18	440

		739

	Gas Utilities — 0.2%
100	Atmos Energy Corp., 5.13%, 01/15/13	98
50	CenterPoint Energy Resources Corp., 6.13%, 11/01/17 (c)	49
820	Enron Corp., 6.75%, 07/01/05 (d) (f)	—	(h)
162	KeySpan Gas East Corp., 7.88%, 02/01/10	171

JPMorgan Intermediate Bond Trust

Schedule of Portfolio Investments As of May 31, 2008 (Unaudited) (continued) (Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

263	Southern California Gas Co., 4.80%, 10/01/12	262
50	Texas Eastern Transmission LP, 7.30%, 12/01/10	53
100	TransCanada Pipelines Ltd. (Canada), 4.00%, 06/15/13	95

		728

	Health Care Equipment & Supplies — 0.0% (g)
50	Baxter International, Inc., 4.63%, 03/15/15	48

	Hotels, Restaurants & Leisure — 0.0% (g)
150	McDonald’s Corp., 4.30%, 03/01/13 (c)	148

	Industrial Conglomerates — 0.0% (g)
100	Siemens Financieringsmaatschappij N.V. (Netherlands), 5.75%, 10/17/16 (e)	100

	Insurance — 2.3%
	American International Group, Inc.,
385	4.25%, 05/15/13	360
400	5.45%, 05/18/17	379
200	5.60%, 10/18/16	193
607	ASIF Global Financing XIX, 4.90%, 01/17/13 (e)	586
455	ASIF Global Financing XXIII, 3.90%, 10/22/08 (e)	454
150	Berkshire Hathaway Finance Corp., 5.40%, 05/15/18 (e)	150
405	Jackson National Life Global Funding, 6.13%, 05/30/12 (e)	419
	John Hancock Global Funding II,
243	3.50%, 01/30/09 (e)	243
243	7.90%, 07/02/10 (e)	259
405	MassMutual Global Funding II, 3.50%, 03/15/10 (e)	401
200	MetLife Life and Annuity Co., 5.13%, 08/15/14 (e)	189
222	Metropolitan Life Global Funding I, 5.20%, 09/18/13 (e)	218
445	Monumental Global Funding II, 4.38%, 07/30/09 (e)	442
121	Nationwide Financial Services, 6.25%, 11/15/11	123
	New York Life Global Funding,
223	3.88%, 01/15/09 (e)	224
506	5.38%, 09/15/13 (e)	509
233	Pacific Life Global Funding, 3.75%, 01/15/09 (e)	233
	Principal Life Global Funding I,
202	2.80%, 06/26/08 (e)	202
765	6.25%, 02/15/12 (e)	800
	Protective Life Secured Trust,
217	4.00%, 10/07/09	215
405	4.00%, 04/01/11	384

		6,983

	Machinery — 0.0% (g)
50	Eaton Corp., 5.60%, 05/15/18	49
25	Parker-Hannifin Corp., 5.50%, 05/15/18 (c)	25

		74

	Media — 0.6%
200	Comcast Cable Communications Holdings, Inc., 8.38%, 03/15/13	220
749	Comcast Cable Holdings LLC, 9.80%, 02/01/12	820
	Comcast Corp.,
121	5.50%, 03/15/11	121
100	5.90%, 03/15/16	100
182	Cox Communications, Inc., 7.75%, 11/01/10	192
100	Time Warner Cable, Inc., 5.85%, 05/01/17	96

JPMorgan Intermediate Bond Trust

Schedule of Portfolio Investments As of May 31, 2008 (Unaudited) (continued) (Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

223	Time Warner Entertainment Co. LP, 10.15%, 05/01/12	253

		1,802

	Metals & Mining — 0.1%
250	Alcoa, Inc., 5.55%, 02/01/17	238

	Multi-Utilities — 0.4%
195	Dominion Resources, Inc., Series B, 6.25%, 06/30/12	203
202	DTE Energy Co., 6.65%, 04/15/09	206
	Duke Energy Carolinas LLC,
455	4.20%, 10/01/08 (c)	456
405	5.63%, 11/30/12	417
	Spectra Energy Capital LLC,
100	5.50%, 03/01/14	97
30	5.67%, 08/15/14 (c)	29

		1,408

	Multiline Retail — 0.1%
400	Target Corp., 6.00%, 01/15/18	406

	Oil, Gas & Consumable Fuels — 0.4%
150	Canadian Natural Resources Ltd. (Canada), 5.90%, 02/01/18	150
190	ConocoPhillips Canada Funding Co. (Canada), 5.63%, 10/15/16 (c)	195
400	ConocoPhillips Co., 8.75%, 05/25/10	437
	Marathon Oil Corp.,
250	5.90%, 03/15/18	247
175	6.00%, 10/01/17	175

		1,204

	Paper & Forest Products — 0.2%
	International Paper Co.,
334	4.00%, 04/01/10	326
131	4.25%, 01/15/09	131
40	Weyerhaeuser Co., 6.75%, 03/15/12	41

		498

	Personal Products — 0.0% (g)
93	Procter & Gamble Co., Series A, 9.36%, 01/01/21	117

	Pharmaceuticals — 0.1%
100	AstraZeneca plc (United Kingdom), 5.40%, 06/01/14	102
150	GlaxoSmithKline Capital, Inc., 4.85%, 05/15/13	150
75	Schering-Plough Corp., 6.00%, 09/15/17	74

		326

	Real Estate Investment Trusts (REITs) — 0.1%
150	HRPT Properties Trust, 6.65%, 01/15/18	141
	Simon Property Group LP,
100	5.63%, 08/15/14	97
40	6.10%, 05/01/16	39

		277

	Real Estate Management & Development — 0.0% (g)
81	ERP Operating LP, 4.75%, 06/15/09	81

	Road & Rail — 0.3%
	Burlington Northern Santa Fe Corp.,
235	6.13%, 03/15/09	238
202	7.13%, 12/15/10	212
50	Norfolk Southern Corp., 7.70%, 05/15/17	56
	Union Pacific Corp.,
100	4.88%, 01/15/15	95
100	5.65%, 05/01/17	98
250	5.70%, 08/15/18	247

		946

JPMorgan Intermediate Bond Trust

Schedule of Portfolio Investments As of May 31, 2008 (Unaudited) (continued) (Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

	Software — 0.1%
	Oracle Corp. and Ozark Holding, Inc.,
200	5.25%, 01/15/16	198
100	5.75%, 04/15/18	100

		298

	Specialty Retail — 0.0% (g)
30	Home Depot, Inc., 5.40%, 03/01/16	28

	Thrifts & Mortgage Finance — 0.6%
810	Countrywide Home Loans, Inc., Series L, 4.00%, 03/22/11 (c)	726
	Washington Mutual Bank FA,
76	5.65%, 08/15/14	66
304	6.88%, 06/15/11	284
	Washington Mutual, Inc.,
275	4.20%, 01/15/10	253
135	7.25%, 11/01/17	120
304	World Savings Bank FSB, 4.50%, 06/15/09	304

		1,753

	Water Utilities — 0.1%
200	American Water Capital Corp., 6.09%, 10/15/17 (e)	197

	Wireless Telecommunication Services — 0.3%
364	AT&T Wireless Services, Inc., 7.88%, 03/01/11	390
500	Sprint Nextel Corp., 6.00%, 12/01/16	412
125	Vodafone Group plc (United Kingdom), 5.00%, 09/15/15	120

		922

	Total Corporate Bonds (Cost $75,531)	73,958

	Foreign Government Securities — 0.3%
607	Province of Quebec (Canada), 5.75%, 02/15/09 (c)	616
	United Mexican States (Mexico),
277	6.38%, 01/16/13	296
175	6.63%, 03/03/15	191

	Total Foreign Government Securities (Cost $1,084)	1,103

	Mortgage Pass-Through Securities — 14.6%
	Federal Home Loan Mortgage Corp.,
1,079	ARM, 4.52%, 12/01/34	1,093
396	ARM, 5.57%, 01/01/37	405
87	ARM, 6.28%, 01/01/27	88
18	ARM, 7.13%, 07/01/26	18
11	30 Year, Single Family 12.00%, 08/01/15 - 07/01/19	13
	Federal Home Loan Mortgage Corp. Gold Pool, 15 Year, Single Family
1,992	4.00%, 05/01/14 - 06/01/19	1,923
178	4.50%, 10/01/18	174
339	5.00%, 12/01/17	339
52	5.50%, 06/01/17	53
71	6.00%, 04/01/18	73
2,362	6.50%, 01/01/17 - 03/01/22	2,453
503	7.00%, 01/01/17 - 09/01/12	526
31	7.50%, 08/01/08 - 10/01/14	32
10	8.50%, 01/01/10	10
	20 Year, Single Family
53	6.00%, 12/01/22	54
313	6.50%, 12/01/13 - 08/01/26	325
	30 Year, Single Family
230	6.00%, 01/01/34	235
24	7.00%, 04/01/22 - 04/01/26	26
18	7.50%, 08/01/25	19
22	8.00%, 07/01/20 - 11/01/24	24
58	8.50%, 07/01/28	64
	Federal National Mortgage Association,
933	ARM, 4.11%, 09/01/33	931
851	ARM, 4.63%, 09/01/34	863
739	ARM, 4.66%, 04/01/35	737
723	ARM, 4.70%, 08/01/35	727
905	ARM, 4.78%, 08/01/34	908
716	ARM, 4.79%, 09/01/35	723

JPMorgan Intermediate Bond Trust

Schedule of Portfolio Investments
As of May 31, 2008 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

41	ARM, 4.81%, 09/01/27	41
381	ARM, 4.84%, 01/01/35	386
448	ARM, 4.87%, 02/01/35	453
43	ARM, 4.89%, 03/01/29	43
500	ARM, 4.89%, 04/01/33	512
565	ARM, 4.92%, 02/01/35	571
692	ARM, 5.00%, 01/01/35	700
457	ARM, 5.12%, 11/01/33	466
668	ARM, 5.15%, 10/01/34	668
806	ARM, 5.22%, 02/01/36	822
652	ARM, 5.25%, 09/01/35	665
560	ARM, 5.82%, 07/01/46	573
17	ARM, 5.93%, 03/01/19	17
475	ARM, 6.18%, 09/01/36	488
8	ARM, 6.57%, 06/01/26	8
4	ARM, 6.79%, 08/01/19	5
	15 Year, Single Family
6,545	4.00%, 07/01/18 - 05/01/19	6,242
4,590	4.50%, 05/01/18 - 05/01/19	4,507
2,869	5.00%, 12/01/16 - 04/01/19	2,872
1,423	5.50%, 01/01/20 - 06/01/20	1,448
2,871	6.00%, 02/01/19 - 03/01/21	2,956
479	6.50%, 12/01/10 - 08/01/20	499
5	7.00%, 06/01/10	6
64	7.50%, 10/01/12	67
48	8.00%, 11/01/12	51
	20 Year, Single Family
392	6.00%, 04/01/24	401
509	6.50%, 05/01/22	528
	30 Year, FHA / VA
38	6.00%, 09/01/33	39
71	6.50%, 03/01/29	73
53	8.50%, 08/01/27 - 02/01/30	58
54	9.00%, 09/01/19 - 12/01/30	59
16	9.50%, 12/01/18	18
	30 Year, Other
374	4.00%, 09/01/13	369
	30 Year, Single Family
357	4.50%, 08/01/33	334
3,305	5.00%, 07/01/33 - 12/01/34	3,206
320	5.50%, 12/01/33	319
678	6.00%, 12/01/32 - 09/01/33	691
139	6.50%, 08/01/31	145
77	7.00%, 07/01/25 - 08/01/32	83
38	7.50%, 11/01/22 - 05/01/25	41
131	8.00%, 03/01/21 - 11/01/28	141
20	8.50%, 07/01/24 - 11/01/26	22
3	9.00%, 04/01/26	3
7	10.00%, 02/01/24	8
10	12.50%, 01/01/16	11
	Government National Mortgage Association, 15 Year, Single Family
83	6.00%, 10/15/17	86
5	6.50%, 07/15/09	5
20	7.50%, 02/15/12 - 03/15/12	20
88	8.00%, 05/15/09 - 01/15/16	93
	30 Year, Single Family
239	6.00%, 11/15/28	245
346	6.50%, 01/15/24 - 02/15/33	358
425	7.00%, 08/15/23 - 06/15/33	456
67	7.50%, 11/15/22 - 06/15/32	69
22	8.00%, 05/15/22 - 08/15/28	24
19	8.50%, 11/15/17	21
28	9.00%, 01/15/09 - 11/15/24	30
50	9.50%, 10/15/09 - 12/15/25	56
23	12.00%, 11/15/19	26
	Government National Mortgage Association II, 30 Year, Single Family
141	6.00%, 03/20/28	145
29	7.50%, 02/20/28 - 09/20/28	30
80	8.00%, 12/20/25 - 10/20/28	89
45	8.50%, 03/20/25 - 05/20/25	49

	Total Mortgage Pass-Through Securities (Cost $46,006)	46,253

JPMorgan Intermediate Bond Trust

Schedule of Portfolio Investments
As of May 31, 2008 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

	Supranational — 0.0% (g)
40	Corp. Andina de Fomento, 5.20%, 05/21/13	40
20	Inter-American Development Bank, 8.40%, 09/01/09	21

	Total Supranational (Cost $62)	61

	U.S. Government Agency Securities — 1.7%
	Federal Home Loan Bank System,
2,257	4.72%, 09/20/12	2,255
202	6.21%, 06/02/09	209
405	Federal Home Loan Mortgage Corp., 4.13%, 07/12/10 (c)	412
	Federal National Mortgage Association,
810	5.50%, 03/15/11 (c)	854
243	6.13%, 03/15/12 (c)	262
678	6.25%, 02/01/11	714
500	6.63%, 09/15/09	523
121	6.63%, 11/15/10 (c)	130

	Total U.S. Government Agency Securities (Cost $5,314)	5,359

	U.S. Treasury Obligations — 14.9%
	U.S. Treasury Bonds,
405	9.88%, 11/15/15 (m)	563
1,900	11.75%, 11/15/14	2,144
858	12.50%, 08/15/14	957
	U.S. Treasury Bonds Coupon STRIPS,
551	05/15/09 (c)	539
320	02/15/10 (c)	307
61	02/15/12	54
101	08/15/12	88
1,050	11/15/12 (c)	904
2,624	02/15/13 (m)	2,231
1,500	05/15/13 (c)	1,261
454	08/15/13 (m)	378
202	11/15/13	166
6,027	02/15/14 (m)	4,893
3,316	05/15/14 (m)	2,664
4,602	08/15/14 (m)	3,655
2,768	11/15/14 (m)	2,172
3,200	02/15/15 (c)	2,478
127	08/15/15 (c)	96
7,452	11/15/15 (m)	5,539
5,766	02/15/16 (m)	4,244
1,072	05/15/16	775
555	08/15/16 (c)	396
200	11/15/16 (c)	140
600	05/15/17 (c)	407
1,000	02/15/18 (c)	655
	U.S. Treasury Bonds Principal STRIPS,
1,518	11/15/09 (c)	1,462
290	11/15/12 (c)	251
3,000	02/15/15 (c)	2,328
400	05/15/16 (c)	290
829	U.S. Treasury Inflation Indexed Bonds, 4.25%, 01/15/10 (c)	886
	U.S. Treasury Notes,
2,000	3.88%, 10/31/12 (c)	2,046
1,000	4.63%, 10/31/11 (c)	1,048
631	5.75%, 08/15/10 (c)	671
665	6.50%, 02/15/10 (c)	708

	Total U.S. Treasury Obligations (Cost $46,682)	47,396

	Total Long-Term Investments (Cost $311,697)	309,018

Shares

	Short-Term Investment — 2.1%
	Investment Company — 2.1%
6,756	JPMorgan Liquid Assets Money Market Fund, Institutional Class (b) (Cost $6,756)	6,756

JPMorgan Intermediate Bond Trust

Schedule of Portfolio Investments
As of May 31, 2008 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

	Investment of Cash Collateral for Securities on Loan — 7.2%
	Corporate Notes — 3.9%
1,000	Banque Federative du Credit Mutuel, (France), FRN, 2.56%, 08/13/08	1,000
2,000	BBVA Senior Finance S.A., (Spain), FRN, 2.95%, 03/12/10	2,000
1,300	CDC Financial Products, Inc., FRN, 2.53%, 06/06/08 (i)	1,300
1,700	Citigroup Global Markets, Inc., FRN, 2.68%, 06/06/08 (i)	1,700
2,000	General Electric Capital Corp., FRN, 2.15%, 03/12/10	1,958
1,000	Macquarie Bank Ltd., (Australia), FRN, 2.48%, 08/20/08	1,000
2,000	Monumental Global Funding, FRN, 2.69%, 05/24/10	1,954
1,450	Unicredito Italiano Bank plc, (Ireland), FRN, 2.65%, 08/08/08	1,450

		12,362

	Repurchase Agreements — 3.3%
3,182	Banc of America Securities LLC, 2.35%, dated 05/30/08, due 06/02/08, repurchase price $3,183, collateralized by U.S. Government Agency Mortgages	3,182
2,545	Barclays Capital, Inc., 2.33%, dated 05/30/08, due 06/02/08, repurchase price $2,545, collateralized by U.S. Government Agency Mortgages	2,545
4,000	Deutsche Bank Securities, Inc., 2.35%, dated 05/30/08, due 06/02/08, repurchase price $4,001, collateralized by U.S. Government Agency Mortgages	4,000
860	Morgan Stanley, 2.35%, dated 05/30/08, due 06/02/08, repurchase price $860, collateralized by U.S. Government Agency Mortgages	860

		10,587

	Total Investments of Cash Collateral for Securities on Loan (Cost $23,037)	22,949

	Total Investments — 106.6% (Cost $341,490)	338,723
	Liabilities in Excess of Other Assets — (6.6)%	(20,928)

	NET ASSETS— 100.0%	$317,795

Percentages indicated are based on net assets.

As of May 31, 2008 the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	3,076
Aggregate gross unrealized depreciation	(5,843)

Net unrealized depreciation	$(2,767)

Federal income tax cost of investments	$341,490

ABBREVIATIONS AND DEFINITIONS:
ARM	Adjustable Rate Mortgage
CMO	Collateralized Mortgage Obligation
FHA	Federal Housing Administration
FRN	Floating Rate Note. The interest rate shown is the rate in effect as of May 31, 2008.
HB

High Coupon Bonds (a.k.a. “IOettes”) represent the right to receive interest payments on an underlying pool of mortgages with similar features as those associated with IO securities. Unlike IO’s the owner also has a right to receive a very small portion of principal. The high interest rates result from taking interest payments from other classes in the Real Estate Mortgage Investment Conduit trust and allocating them to the small principal of the HB class.

IF

Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index. The interest rate shown is the rate in effect as of May 31, 2008. The rate may be subject to a cap and floor.

IO

Interest Only represents the right to receive the monthly interest payment on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities exceed yields on other mortgage-backed securities because their cash flow patterns are more volatile and there is a greater risk that the initial investment will not be fully recouped. These securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

PO

Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.

JPMorgan Intermediate Bond Trust

Schedule of Portfolio Investments
As of May 31, 2008 (Unaudited) (continued)
(Amounts in thousands)

REMICS	Real Estate Mortgage Investment Conduits
STRIPS

Separate Trading of Registered Interest and Principal Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.

SUB	Step-Up Bond. The interest rate shown is the rate in effect as of May 31, 2008.
VA	Veterans Administration
VAR	Variable Rate Note. The interest rate shown is the rate in effect as of May 31, 2008.
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by JPMorgan Investment Advisors Inc.
(c)	Security, or a portion of the security, has been delivered to a counterparty as part of a security lending transaction.
(d)	Defaulted Security.
(e)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(f)

Security is fair valued in accordance with procedures established by and under the supervision and responsibility of the Board of Trustees. The Fund owns fair valued securities with a value of less than $1,000 which amounts to less than 0.1% of total investments.

(g)	Amount rounds to less than 0.1%.
(h)	Amount rounds to less than one thousand (shares or dollars).
(i)	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(m)

All or a portion of this security is reserved for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, and reverse repurchase agreements.

(y)	Security was purchased prior to its affiliation with JPMorgan Chase & Co.

JPMorgan Intermediate Bond Trust

Schedule of Portfolio Investments
As of May 31, 2008 (Unaudited) (continued)
(Amounts in thousands)

In September 2006, the Statement of Financial Accounting Standards No. 157 - Fair Value Measurements- (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. SFAS 157 requires disclosure surrounding the various inputs that are used in determining the value of the Fund’s investments. These inputs are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2008, in valuing the Fund’s assets and liabilities carried at fair value (amounts in thousands):

Valuation Inputs	Investments in Securities	Other Financial Instruments*
JPMorgan Intermediate Bond Trust

Level 1	$17,343	$—

Level 2	321,380	—

Level 3	—	—

Total	$338,723	$—

* Other financial instruments include futures, forwards and swap contracts.

ITEM 2. CONTROLS AND PROCEDURES.

(a)

The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal controls over financial reporting.

ITEM 3. EXHIBITS.

CERTIFICATIONS PURSUANT TO RULE 30a-2(a) UNDER THE INVESTMENT COMPANY ACT OF 1940 ARE ATTACHED HERETO.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JPMorgan Institutional Trust

By:	/s/____________________________________

George C. W. Gatch

President and Principal Executive Officer

July 25, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/____________________________________

George C. W. Gatch

President and Principal Executive Officer

July 25, 2008

By:	/s/____________________________________

Patricia A. Maleski

Principal Financial Officer

July 25, 2008